UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03290

Name of Fund: BlackRock Variable Series Funds, Inc.

BlackRock Balanced Capital V.I. Fund

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Global Opportunities V.I. Fund

BlackRock High Yield V.I. Fund

BlackRock International V.I. Fund

BlackRock Large Cap Core V.I. Fund

BlackRock Large Cap Growth V.I. Fund

BlackRock Large Cap Value V.I. Fund

BlackRock Money Market V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

BlackRock Value Opportunities V.I. Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2012

Date of reporting period: 09/30/2012

Item 1	–	Schedule of Investments

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines – 0.8%
Delta Air Lines, Inc.(a)	15,000	$137,400
United Continental Holdings, Inc.(a)	4,565	89,017

		226,417

Beverages – 1.2%
The Coca-Cola Co.	8,400	318,612

Capital Markets – 1.1%
The Goldman Sachs Group, Inc.	2,677	304,321

Chemicals – 0.6%
CF Industries Holdings, Inc.	665	147,790

Commercial Banks – 1.9%
Regions Financial Corp.	21,600	155,736
U.S. Bancorp	9,625	330,137
Wells Fargo & Co.	500	17,265

		503,138

Computers & Peripherals – 4.5%
Apple, Inc.	1,350	900,801
EMC Corp.(a)	5,400	147,258
Western Digital Corp.	3,975	153,952

		1,202,011

Construction & Engineering – 0.4%
KBR, Inc.	3,933	117,282

Consumer Finance – 0.8%
Discover Financial Services	5,050	200,637

Containers & Packaging – 1.2%
Packaging Corp. of America	4,566	165,746
Rock-Tenn Co., Class A	2,087	150,639

		316,385

Diversified Consumer Services – 0.3%
Apollo Group, Inc., Class A(a)	2,865	83,228

Diversified Financial Services – 3.6%
Citigroup, Inc.	13,700	448,264
JPMorgan Chase & Co.	12,449	503,936

		952,200

Diversified Telecommunication Services – 0.9%
Verizon Communications, Inc.	5,050	230,128

Energy Equipment & Services – 0.7%
Oceaneering International, Inc.	3,225	178,181

Food & Staples Retailing – 2.6%
CVS Caremark Corp.	4,800	232,416
Wal-Mart Stores, Inc.	6,425	474,165

		706,581

Health Care Equipment & Supplies – 0.7%
Zimmer Holdings, Inc.	2,875	194,408

Health Care Providers & Services – 3.0%
Express Scripts Holding Co.(a)	4,900	307,083
Humana, Inc.	1,500	105,225
McKesson Corp.	2,000	172,060
UnitedHealth Group, Inc.	4,075	225,796

		810,164

Independent Power Producers & Energy Traders – 0.9%
The AES Corp.(a)	13,200	144,804
NRG Energy, Inc.	4,775	102,137

		246,941

Industrial Conglomerates – 2.3%
3M Co.	3,500	323,470
General Electric Co.	4,375	99,356
Tyco International Ltd.	3,475	195,504

		618,330

Insurance – 3.8%
American International Group, Inc.(a)	8,100	265,599
The Chubb Corp.	2,450	186,886
Lincoln National Corp.	6,050	146,350
MetLife, Inc.	5,950	205,037
The Travelers Cos., Inc.	2,975	203,073

		1,006,945

Internet & Catalog Retail – 0.7%
Expedia, Inc.	3,325	192,318

Internet Software & Services – 2.3%
Google, Inc., Class A(a)	810	611,145

IT Services – 1.7%
International Business Machines Corp.	1,100	228,195
Total System Services, Inc.	3,275	77,618
The Western Union Co.	7,525	137,105

		442,918

Life Sciences Tools & Services – 0.7%
Agilent Technologies, Inc.	4,781	183,829

Machinery – 0.7%
Ingersoll-Rand Plc	3,950	177,039

Media – 4.5%
Comcast Corp., Class A	11,725	419,403
DISH Network Corp., Class A	4,150	127,032
News Corp., Class A	14,900	365,497
Time Warner Cable, Inc.	3,115	296,112

		1,208,044

Metals & Mining – 0.2%
Alcoa, Inc.	6,900	61,065

Multi-Utilities – 0.6%
Ameren Corp.	4,875	159,266

Multiline Retail – 0.5%
Dillard’s, Inc., Class A	1,890	136,685

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Office Electronics – 0.2%
Xerox Corp.		8,875	$65,143

Oil, Gas & Consumable Fuels – 6.9%
Chevron Corp.		3,875	451,670
Exxon Mobil Corp.		7,275	665,299
Marathon Oil Corp.		5,950	175,941
Marathon Petroleum Corp.		4,375	238,831
Suncor Energy, Inc.		10,040	329,814

			1,861,555

Paper & Forest Products – 0.7%
International Paper Co.		5,075	184,324

Pharmaceuticals – 5.5%
Abbott Laboratories		4,275	293,094
Eli Lilly & Co.		3,000	142,230
Forest Laboratories, Inc.(a)		4,875	173,599
Johnson & Johnson		800	55,128
Merck & Co., Inc.		7,700	347,270
Pfizer, Inc.		18,501	459,750

			1,471,071

Semiconductors & Semiconductor Equipment – 0.8%
KLA-Tencor Corp.		4,400	209,902

Software – 1.5%
Microsoft Corp.		13,900	413,942

Specialty Retail – 0.9%
Foot Locker, Inc.		1,529	54,279
The Gap, Inc.		2,670	95,533
PetSmart, Inc.		1,500	103,470

			253,282

Tobacco – 1.1%
Philip Morris International, Inc.		3,300	296,802

Total Common Stocks – 60.8%			16,292,029

Fixed Income Securities

Asset-Backed Securities	Par (000)
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17	USD	25	26,096
Series 2012-2, Class C, 2.64%, 10/10/17		10	10,238
Series 2012-2, Class D, 3.38%, 4/09/18		15	15,394
Series 2012-3, Class C, 2.42%, 5/08/18		10	10,173
Series 2012-3, Class D, 3.03%, 7/09/18		10	10,145
Series 2012-4, Class B, 1.31%, 11/08/17		5	5,007
Series 2012-4, Class C, 1.93%, 8/08/18		10	10,019
Series 2012-4, Class D, 2.68%, 10/09/18		5	5,009
Capital Trust Re CDO Ltd., Series 2006-4A, Class A1,
0.53%, 10/20/43(b)(c)		19	16,698
CarMax Auto Owner Trust:
Series 2012-1, Class B, 1.76%, 8/15/17		5	5,054
Series 2012-1, Class C, 2.20%, 10/16/17		5	5,076
Series 2012-1, Class D, 3.09%, 8/15/18		5	5,052
Countrywide Asset-Backed Certificates, Series 2004-5, Class A,
0.67%, 10/25/34(c)		7	6,621
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class C, 2.07%, 9/15/15(b)		20	20,171
Series 2010-5, Class D, 2.41%, 9/15/15(b)		10	10,118
Series 2011-2, Class C, 2.37%, 9/15/15		30	30,085
Series 2011-2, Class D, 2.86%, 9/15/15		20	20,056
Hyundai Auto Receivables Trust, Series 2012-A, Class D,
2.61%, 5/15/18		10	10,140
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ,
0.52%, 12/25/34(c)		8	6,949
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ,
0.48%, 6/25/35(c)		21	20,293
Santander Consumer Acquired Receivables Trust(b):
Series 2011-S1A, Class B, 1.66%, 8/15/16		33	32,762
Series 2011-S1A, Class C, 2.01%, 8/15/16		30	29,853
Series 2011-WO, Class C, 3.19%, 10/15/15		20	20,591
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17		30	31,154
Series 2011-S1A, Class B, 1.48%, 5/15/17(b)		26	25,654
Series 2012-1, Class B, 2.72%, 5/16/16		5	5,094

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Santander Drive Auto Receivables Trust (concluded):
Series 2012-1, Class C, 3.78%, 11/15/17	USD	10	$10,486
Series 2012-3, Class B, 1.94%, 12/15/16		40	40,179
Series 2012-3, Class C, 3.01%, 4/16/18		60	60,842
Series 2012-3, Class D, 3.64%, 5/15/18		45	45,891
Series 2012-4, Class C, 2.94%, 12/15/17		10	10,218
Series 2012-4, Class D, 3.50%, 6/15/18		10	10,169
Series 2012-5, Class B, 1.56%, 8/15/18		15	15,046
Series 2012-5, Class C, 2.70%, 8/15/18		5	5,076
Series 2012-5, Class D, 3.30%, 9/17/18		5	5,139
Scholar Funding Trust, Series 2011-A, Class A,
1.35%, 10/28/43(b)(c)		84	82,330
SLM Student Loan Trust, Series 2004-B, Class A2,
0.59%, 6/15/21(c)		21	20,355
Structured Asset Investment Loan Trust, Series 2004-8, Class M4,
1.72%, 9/25/34(c)		18	3,653
Structured Asset Securities Corp.(c):
Series 2004-23XS, Class 2A1, 0.52%, 1/25/35		19	16,023
Series 2005-GEL2, Class A, 0.50%, 4/25/35		5	5,081
World Financial Network Credit Card Master Trust, Series 2012-C, Class A,
2.23%, 8/15/22		30	30,424

Total Asset-Backed Securities – 2.8%			754,414

Corporate Bonds
Auto Components – 0.0%
BorgWarner, Inc.,
4.63%, 9/15/20		10	11,114

Beverages – 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/22		10	10,142
3.75%, 7/15/42		9	9,022

			19,164

Capital Markets – 0.4%
Credit Suisse AG,
5.40%, 1/14/20		8	8,744
The Goldman Sachs Group, Inc.,
5.75%, 1/24/22		96	110,580
Lehman Brothers Holdings, Inc.,
6.75%, 12/28/17(a)(d)		25	–

			119,324

Commercial Banks – 0.4%
BNP Paribas Home Loan Covered Bonds SA,
2.20%, 11/02/15(b)		90	92,673

Consumer Finance – 0.1%
SLM Corp.,
6.25%, 1/25/16		25	27,125

Containers & Packaging – 0.0%
Rock-Tenn Co.,
4.00%, 3/01/23(b)		10	10,162

Diversified Financial Services – 1.5%
Bank of America Corp.:
3.88%, 3/22/17		20	21,523
Series L, 5.65%, 5/01/18		15	17,103
5.70%, 1/24/22		65	76,346
Citigroup, Inc.:
4.59%, 12/15/15		80	86,802
4.45%, 1/10/17		10	10,984
General Electric Capital Corp.,
6.15%, 8/07/37		25	30,632
JPMorgan Chase & Co.:
3.15%, 7/05/16		100	105,769
4.50%, 1/24/22		15	16,639
3.25%, 9/23/22		36	36,500

			402,298

Diversified Telecommunication Services – 0.3%
Level 3 Financing, Inc.,
8.13%, 7/01/19		31	32,937
Verizon Communications, Inc.:
3.50%, 11/01/21		20	22,065
6.40%, 2/15/38		27	36,390

			91,392

Electric Utilities – 0.9%
Alabama Power Co.,
3.95%, 6/01/21		15	16,950
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		2	2,704
5.95%, 12/15/36		9	10,448
Duke Energy Carolinas LLC,
4.25%, 12/15/41		5	5,271
Florida Power & Light Co.,
5.95%, 2/01/38		25	34,113
Georgia Power Co.,
3.00%, 4/15/16		25	26,811
Hydro-Quebec:
8.40%, 1/15/22		25	36,050
8.05%, 7/07/24		65	96,287
Jersey Central Power & Light Co.,
7.35%, 2/01/19		5	6,415

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electric Utilities (concluded)
Southern California Edison Co.,
5.63%, 2/01/36	USD	6	$7,721
Trans-Allegheny Interstate Line Co.,
4.00%, 1/15/15(b)		10	10,476

			253,246

Energy Equipment & Services – 0.7%
EOG Resources, Inc.,
2.63%, 3/15/23		16	16,172
MEG Energy Corp.(b):
6.50%, 3/15/21		30	32,100
6.38%, 1/30/23		5	5,338
Peabody Energy Corp.,
6.25%, 11/15/21(b)		15	14,925
Pride International, Inc.,
6.88%, 8/15/20		10	12,659
Transocean, Inc.:
5.05%, 12/15/16		30	33,524
2.50%, 10/15/17		20	20,111
6.00%, 3/15/18		30	35,032
3.80%, 10/15/22		13	13,067

			182,928

Food Products – 0.3%
Kraft Foods Group, Inc.(b):
3.50%, 6/06/22		23	24,302
5.00%, 6/04/42		14	15,618
Mondelez International, Inc. (FKA Kraft Foods, Inc.):
6.50%, 8/11/17		6	7,377
6.50%, 2/09/40		15	20,318

			67,615

Health Care Equipment & Supplies – 0.2%
Boston Scientific Corp.,
6.25%, 11/15/15		43	48,762

Health Care Providers & Services – 0.3%
Coventry Health Care, Inc.,
5.45%, 6/15/21		11	12,878
HCA, Inc.,
7.25%, 9/15/20		20	22,400
Tenet Healthcare Corp.:
6.25%, 11/01/18		15	16,537
8.88%, 7/01/19		10	11,300
UnitedHealth Group, Inc.,
3.38%, 11/15/21		5	5,331
WellPoint, Inc.,
3.30%, 1/15/23		2	2,023

			70,469

Hotels, Restaurants & Leisure – 0.1%
Wyndham Worldwide Corp.,
4.25%, 3/01/22		15	15,416

Independent Power Producers & Energy Traders – 0.2%
Energy Future Intermediate Holding Co. LLC,
10.00%, 12/01/20		40	45,000
Laredo Petroleum, Inc.,
7.38%, 5/01/22		10	10,800

			55,800

Industrial Conglomerates – 0.0%
Sequa Corp.,
11.75%, 12/01/15(b)		10	10,500

Insurance – 2.2%
Allianz Finance II BV,
5.75%, 7/08/41	EUR	100	129,904
American International Group, Inc.:
3.80%, 3/22/17	USD	21	22,588
5.45%, 5/18/17		10	11,402
4.88%, 6/01/22		41	46,205
Hartford Life Global Funding Trusts,
0.57%, 6/16/14(c)		50	49,205
Lincoln National Corp.,
7.00%, 6/15/40		10	12,460
Manulife Financial Corp.,
3.40%, 9/17/15		20	20,942
Metropolitan Life Global Funding I(b):
2.50%, 1/11/13		185	186,015
5.13%, 6/10/14		25	26,811
Prudential Financial, Inc.:
4.75%, 9/17/15		30	33,039
4.50%, 11/15/20		30	33,364
5.88%, 9/15/42(c)		20	20,500

			592,435

IT Services – 0.0%
First Data Corp.(b):
7.38%, 6/15/19		5	5,156
8.25%, 1/15/21		5	4,988

			10,144

Life Sciences Tools & Services – 0.1%
Life Technologies Corp.,
6.00%, 3/01/20		15	17,841

Machinery – 0.1%
UR Merger Sub Corp.,
7.63%, 4/15/22(b)		30	32,850

Media – 1.4%
CBS Corp.:
4.63%, 5/15/18		5	5,691
8.88%, 5/15/19		10	13,404
5.75%, 4/15/20		10	12,023
CCH II LLC,
13.50%, 11/30/16		8	8,862
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		7	7,508
Series B, 9.25%, 12/15/17		38	40,945
Comcast Corp.:
5.88%, 2/15/18		25	30,414
4.65%, 7/15/42		38	40,645

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Cox Communications, Inc.,
8.38%, 3/01/39(b)	USD	35	$53,289
DIRECTV Holdings LLC:
6.38%, 3/01/41		15	17,560
5.15%, 3/15/42		5	5,087
Intelsat Jackson Holdings SA,
7.25%, 4/01/19		12	12,960
NBCUniversal Media LLC:
5.15%, 4/30/20		37	43,848
2.88%, 1/15/23		10	9,982
Time Warner Cable, Inc.:
5.50%, 9/01/41		10	11,316
4.50%, 9/15/42		43	42,883
Time Warner, Inc.,
4.70%, 1/15/21		10	11,486

			367,903

Metals & Mining – 0.1%
Novelis, Inc.,
8.75%, 12/15/20		20	22,150

Multi-Utilities – 0.1%
Dominion Resources, Inc.,
1.95%, 8/15/16		20	20,671

Multiline Retail – 0.2%
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16		30	35,025
7.45%, 7/15/17		11	13,601

			48,626

Oil, Gas & Consumable Fuels – 1.8%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		39	45,189
6.38%, 9/15/17		30	36,169
BP Capital Markets Plc,
3.13%, 10/01/15		10	10,678
CONSOL Energy, Inc.,
8.25%, 4/01/20		9	9,427
El Paso Pipeline Partners Operating Co. LLC,
6.50%, 4/01/20		20	23,727
Energy Transfer Partners LP,
6.50%, 2/01/42		20	23,079
Enterprise Products Operating LLC, Series L,
6.30%, 9/15/17		50	60,816
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18		25	30,097
Linn Energy LLC,
6.25%, 11/01/19(b)		20	19,900
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37		25	31,332
Nexen, Inc.:
6.40%, 5/15/37		10	12,694
7.50%, 7/30/39		5	7,126
Petrobras International Finance Co.:
3.88%, 1/27/16		40	42,312
5.75%, 1/20/20		44	50,151
Plains All American Pipeline LP/PAA Finance Corp.,
8.75%, 5/01/19		3	4,034
Range Resources Corp.:
7.25%, 5/01/18		25	26,437
5.75%, 6/01/21		5	5,375
Valero Energy Corp.,
6.63%, 6/15/37		16	19,311
Western Gas Partners LP:
5.38%, 6/01/21		22	25,005
4.00%, 7/01/22		10	10,426

			493,285

Paper & Forest Products – 0.1%
International Paper Co.:
4.75%, 2/15/22		10	11,355
6.00%, 11/15/41		20	24,371

			35,726

Pharmaceuticals – 0.2%
Teva Pharmaceutical Finance Co. BV, Series 2,
3.65%, 11/10/21		5	5,420
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15		20	21,257
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21		15	16,260

			42,937

Real Estate Investment Trusts (REITs) – 0.1%
Ventas Realty LP/Ventas Capital Corp.,
4.75%, 6/01/21		10	10,990
Vornado Realty LP,
5.00%, 1/15/22		25	27,663

			38,653

Real Estate Management & Development – 0.1%
Realogy Corp.,
7.88%, 2/15/19(b)		25	26,250

Road & Rail – 0.1%
Burlington Northern Santa Fe LLC:
3.05%, 9/01/22		5	5,175
4.38%, 9/01/42		8	8,464

			13,639

Specialty Retail – 0.1%
QVC, Inc.,
7.50%, 10/01/19(b)		15	16,598

Thrifts & Mortgage Finance – 0.1%
Radian Group, Inc.,
5.38%, 6/15/15		40	33,200

Wireless Telecommunication Services – 0.7%
Cricket Communications, Inc.,
7.75%, 5/15/16		14	14,770

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	5

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
MetroPCS Wireless, Inc.,
7.88%, 9/01/18	USD	5	$5,400
SBA Tower Trust,
5.10%, 4/15/42(b)		120	133,725
Sprint Capital Corp.,
6.88%, 11/15/28		5	4,600
Sprint Nextel Corp.,
9.00%, 11/15/18(b)		25	30,000

			188,495

Total Corporate Bonds – 13.0%			3,479,391

Foreign Agency Obligations
Deutsche Bundesrepublik Inflation Linked Bond,
0.10%, 4/15/23	EUR	127	172,491
Italy Buoni Poliennali Del Tesoro:
4.75%, 6/01/17		102	135,320
5.25%, 8/01/17		25	33,945
2.10%, 9/15/21		21	23,988
2.55%, 9/15/41		5	5,156
Kreditanstalt fuer Wiederaufbau,
1.38%, 7/15/13	USD	20	20,158
Mexico Government International Bond:
6.38%, 1/16/13		15	15,225
5.63%, 1/15/17		15	17,535
5.13%, 1/15/20		40	47,800
Poland Government International Bond,
5.00%, 3/23/22		10	11,600
Russia Government International Bond,
7.50%, 3/31/30		48	60,979

Total Foreign Agency Obligations – 2.0%			544,197

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 0.5%
Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16,
6.50%, 9/25/37		44	33,349
Countrywide Home Loan Mortgage Pass-Through Trust(c):
Series 2006-OA5, Class 2A1 0.42%, 4/25/46		14	8,800
Series 2006-OA5, Class 3A1 0.42%, 4/25/46		26	17,788
Credit Suisse Mortgage Capital Certificates(b)(c):
Series 2011-2R, Class 2A1 2.62%, 7/27/36		37	36,237
Series 2011-5R, Class 2A1 2.88%, 8/27/46		31	26,912
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1,
2.60%, 8/25/35(c)		15	13,602
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4,
1.02%, 11/25/34(c)		8	7,685

			144,373

Commercial Mortgage-Backed Securities – 2.9%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AM,
5.53%, 6/10/49(c)		15	15,895
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3,
5.74%, 6/11/50		28	29,309
Commercial Mortgage Pass-Through Certificates:
Series 2006-C7, Class AM 5.77%, 6/10/46(c)		40	42,801
Series 2006-C8, Class AM 5.35%, 12/10/46		15	16,036
Credit Suisse Mortgage Capital Certificates, Series 2010-RR2, Class 2A,
5.76%, 9/15/39(b)(c)		30	34,137
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class AAB,
4.70%, 12/10/41		120	124,350
GS Mortgage Securities Corp. II:
Series 2006-GG8, Class AJ 5.62%, 11/10/39		10	8,488
Series 2007-GG10, Class A4 5.79%, 8/10/45(c)		15	17,198
Series 2012-ALOH, Class A 3.55%, 4/10/34(b)		35	37,804
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2 5.12%, 7/15/41		30	31,904
Series 2006-CB14, Class AM 5.45%, 12/12/44(c)		15	15,629
Series 2007-CB18, Class A3 5.45%, 6/12/47		15	15,776
Series 2007-CB20, Class AM 5.88%, 2/12/51(c)		30	33,366
Series 2008-C2, Class ASB 6.13%, 2/12/51(c)		50	54,374
LB-UBS Commercial Mortgage Trust:
Series 2004-C8, Class C 4.93%, 12/15/39(c)		40	42,242
Series 2007-C1, Class AM 5.46%, 2/15/40		10	10,749

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage Trust (concluded):
Series 2007-C6, Class A4 5.86%, 7/15/40(c)	USD	10	$11,820
Series 2007-C7, Class A3 5.87%, 9/15/45(c)		10	11,911
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4,
5.70%, 9/12/49		40	45,394
Morgan Stanley Capital I(c):
Series 1998-WF2, Class G 6.34%, 7/15/30(b)		50	52,451
Series 2007-HQ12, Class A2FX 5.58%, 4/12/49		17	17,498
RBSCF Trust, Series 2010-RR3, Class WBTA,
5.92%, 2/16/51(b)(c)		50	58,893
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4,
3.09%, 8/10/49		15	15,609
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4,
5.92%, 2/15/51(c)		30	35,363

			778,997

Interest Only Commercial Mortgage-Backed Securities – 0.1%
Morgan Stanley Capital I, Series 2012-C4, Class XA,
2.70%, 3/15/45(b)(c)		124	18,120

Total Non-Agency Mortgage-Backed Securities – 3.5%			941,490

Taxable Municipal Bonds
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Second General Resolution:
5.38%, 6/15/43		10	11,805
5.50%, 6/15/43		15	17,916

Total Taxable Municipal Bonds – 0.1%			29,721

US Government Sponsored Agency Securities
Agency Obligations – 0.8%
Fannie Mae:
5.13%, 1/02/14		100	106,033
1.83%, 10/09/19(e)		35	30,789
Tennessee Valley Authority,
5.25%, 9/15/39		60	79,537

			216,359

Collateralized Mortgage Obligations – 0.4%
Freddie Mac Mortgage-Backed Securities:
Series K013, Class A2, 3.97%, 1/25/21(c)		30	34,645
Series K017, Class A2, 2.87%, 12/25/21		55	58,779

			93,424

Commercial Mortgage-Backed Securities – 0.0%
Freddie Mac Mortgage-Backed Securities, Series K706, Class C,
4.02%, 11/25/44(b)(c)		10	9,581

Federal Deposit Insurance Corporation Guaranteed – 0.1%
General Electric Capital Corp.,
2.13%, 12/21/12		25	25,107

Interest Only Collateralized Mortgage Obligations – 0.1%
Freddie Mac Mortgage-Backed Securities(c):
Series K019, Class XI, 1.75%, 3/25/22		125	15,350
Series K707, Class XI, 1.56%, 12/25/18		72	5,832
Series K710, Class XI, 1.78%, 5/25/19		100	9,769

			30,951

Mortgage-Backed Securities – 23.8%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/15/27(f)		200	210,188
3.00%, 10/15/42(f)		100	105,563
3.31%, 12/01/40(c)		17	17,873
3.50%, 2/01/27 - 5/01/42		132	141,663
4.00%, 10/01/25 - 10/15/42(f)		607	654,282
4.50%, 6/01/26 - 10/15/42(f)		924	1,001,050
4.82%, 8/01/38(c)		29	30,889
5.00%, 7/01/35 - 10/15/42(f)		677	738,977
5.50%, 9/01/34 - 10/15/42(f)		489	538,138
6.00%, 12/01/31 - 10/15/42(f)		273	303,699
6.50%, 5/01/40		131	149,690

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	7

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
3.50%, 10/15/42(f)	USD	225	$241,242
4.00%, 10/15/42(f)		400	429,657
4.50%, 10/15/42(f)		900	967,828
5.00%, 3/01/38		87	94,932
5.50%, 4/01/38 - 1/01/40		80	87,212
6.00%, 6/01/35		26	29,196
Ginnie Mae Mortgage-Backed Securities(f):
4.00%, 10/15/42		100	110,250
4.50%, 5/20/40 - 10/15/42		272	300,355
5.00%, 10/15/42		200	220,500

			6,373,184

Total US Government Sponsored Agency Securities – 25.2%			6,748,606

US Treasury Obligations
US Treasury Bonds:
3.13%, 2/15/42		30	32,019
2.75%, 8/15/42		548	539,219
US Treasury Inflation Indexed Bonds,
0.75%, 2/15/42		51	55,089
US Treasury Notes:
0.63%, 1/31/13(g)		115	115,189
0.50%, 8/15/14		45	45,216
0.25%, 8/31/14		180	180,035
0.25%, 9/30/14		180	180,042
2.50%, 4/30/15		35	36,991
0.25%, 9/15/15		250	249,570
0.63%, 8/31/17		109	109,068
0.63%, 9/30/17		175	174,973
1.00%, 8/31/19		295	294,262
1.63%, 8/15/22(h)		424	423,636

Total US Treasury Obligations – 9.1%			2,435,309

Total Fixed Income Securities – 55.7%			14,933,128

Preferred Securities
Capital Trusts
Commercial Banks – 0.1%
Fifth Third Capital Trust IV,
6.50%, 4/15/67(c)		15	15,038

Consumer Finance – 0.1%
Capital One Capital VI,
8.88%, 5/15/40		30	30,503

Insurance – 0.1%
American International Group, Inc.,
8.18%, 5/15/68(c)		5	6,119
Swiss Re Capital I LP,
6.85%(b)(c)(i)		15	15,262
XL Group Plc, Series E,
6.50%(c)(i)		17	15,640

			37,021

Total Capital Trusts – 0.3%			82,562

Trust Preferred – 0.0%	Shares
Commercial Banks – 0.0%
Citigroup Capital XIII,
7.88%, 10/30/40		481	13,396

Total Preferred Securities – 0.3%			95,958

Total Long-Term Investments (Cost – $28,849,244) – 116.8%			31,321,115

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.15%(j)(k)		74,541	74,541

Total Short-Term Securities (Cost – $74,541) – 0.3%			74,541

Options Purchased	Contracts
Exchange-Traded Call Options – 0.0%
Euro-Dollar 3-Year Mid-Curve Options, Strike Price USD 98.88, Expires 11/16/12		4	2,600

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Call Options – 0.0%
EUR Currency, Strike Price USD 1.29, Expires 12/20/12, Broker Royal Bank of Scotland Group Plc	EUR	30	$576

Over-the-Counter Interest Rate Call Swaptions – 0.0%
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, Expires 11/09/12, Broker Bank of America Corp.	USD	100	277
Receive a fixed rate of 1.07% and pay a floating rate based on 3-month LIBOR, Expires 7/25/13, Broker Deutsche Bank AG		300	2,890

			3,167

Over-the-Counter Interest Rate Put Swaptions – 0.0%
Pay a fixed rate of 2.13% and receive a floating rate based on 3-month LIBOR, Expires 3/21/13, Broker Deutsche Bank AG		200	33
Pay a fixed rate of 1.07% and receive a floating rate based on 3-month LIBOR, Expires 7/25/13, Broker Deutsche Bank AG		300	2,568
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 03/20/17, Broker Deutsche Bank AG		100	2,453

			5,054

Over-the-Counter Put Options – 0.0%
AUD Currency, Strike Price USD 1.01, Expires 10/12/12, Broker Citigroup, Inc.	AUD	20	13
EUR Currency, Strike Price USD 1.18, Expires 12/20/12, Broker Bank of America Corp.	EUR	90	132

			145

Total Options Purchased – 0.0%			11,542

Total Investments Before TBA Sale Commitments and Options Written (Cost – $28,943,432*) – 117.1%			31,407,198

TBA Sale Commitments(f)	Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/15/27	USD	200	(210,187)
4.00%, 10/15/27 - 10/15/42		200	(215,469)
4.50%, 10/15/27 - 10/15/42		500	(540,829)
5.00%, 10/15/42		400	(436,312)
5.50%, 10/15/42		200	(219,250)
6.00%, 10/15/42		100	(110,406)
Freddie Mac Mortgage-Backed Securities:
4.00%, 10/15/42		200	(214,969)
4.50%, 10/15/42		600	(645,281)

Total TBA Sale Commitments (Proceeds – $2,589,563) – (9.7)%			(2,592,703)

Options Written	Contracts
Exchange-Traded Call Options – (0.0)%
Euro-Dollar 3-Year Mid-Curve Options, Strike Price USD 99.13, Expires 11/16/12		6	(1,238)

	Notional Amount (000)
Over-the-Counter Call Options – (0.0)%
EUR Currency, Strike Price USD 1.29, Expires 12/20/12, Broker Bank of America Corp.	EUR	90	(1,728)

Over-the-Counter Interest Rate Call Swaptions – (0.0)%
Pay a fixed rate of 1.25% and receive a floating rate based on 3-month LIBOR, Expires 6/20/14, Broker Barclays Plc	USD	100	(1,122)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/10/14, Broker Bank of America Corp.		100	(585)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker Bank of America Corp.		200	(1,172)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	9

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Interest Rate Call Swaptions (concluded)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/14/14, Broker Bank of America Corp.	USD	100	$(587)

			(3,466)

Over-the-Counter Interest Rate Put Swaptions – (0.0)%
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, Expires 6/20/14, Broker Barclays Plc		100	(603)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 7/10/14, Broker Bank of America Corp.		100	(856)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker Bank of America Corp.		200	(1,717)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 7/14/14, Broker Bank of America Corp.		100	(862)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 3/20/17, Broker Deutsche Bank AG		200	(2,168)

			(6,206)

Over-the-Counter Put Options – (0.0)%
EUR Currency, Strike Price USD 1.10, Expires 12/20/12, Broker Bank of America Corp.	EUR	90	(18)

Total Options Written (Premiums Received – $16,812) – (0.0)%			(12,656)

Total Investments, Net of TBA Sale Commitments and Options Written – 107.4%			28,801,839
Liabilities in Excess of Other Assets – (7.4)%			(1,989,414)

Net Assets – 100.0%			$26,812,425

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$28,984,450

Gross unrealized appreciation	$2,605,525
Gross unrealized depreciation	(182,777)

Net unrealized appreciation	$2,422,748

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	–	$(86)
Credit Suisse Group AG	$109,578	$(1,973)
Deutsche Bank AG	$782,492	$9,687
Goldman Sachs & Co.	–	$563
JPMorgan Chase & Co.	$544,125	$1,719
Morgan Stanley	$106,438	$1,191
Nomura Trust and Banking Co., Ltd.	$(105,094)	$(1,355)
UBS Securities	–	$117
Wells Fargo & Co.	$107,734	$484

(g)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(h)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at September 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	272,440	(197,899)	74,541	$339

(k)	Represents the current yield as of report date.

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of September 30, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value		Face Value Including Accrued Interest
Credit Suisse Group AG	(0.18%)	9/28/12	10/01/12	USD	549,462	$549,470

•	Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
17	2-Year US Treasury Note	Chicago Board of Trade	December 2012	USD	3,749,031	$1,290
2	5-Year US Treasury Note	Chicago Board of Trade	December 2012	USD	249,266	54
1	10-Year Australian Treasury Bond	Australian Securities Exchange	December 2012	USD	131,625	4,203
1	30-Year US Treasury Bond	Chicago Board of Trade	December 2012	USD	149,375	(377)
2	90-Day Euro-Dollar	Chicago Mercantile	March 2015	USD	497,000	1,395
2	90-Day Euro-Dollar	Chicago Mercantile	June 2015	USD	496,625	667
3	90-Day Euro-Dollar	Chicago Mercantile	September 2015	USD	744,225	1,987
3	90-Day Euro-Dollar	Chicago Mercantile	December 2015	USD	743,287	2,088
1	90-Day Euro-Dollar	Chicago Mercantile	March 2016	USD	247,450	453
1	90-Day Euro-Dollar	Chicago Mercantile	June 2016	USD	247,088	507

Total						$12,267

•	Financial futures contracts sold as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
3	3-Year Australian Treasury Bond	Australian Securities Exchange	December 2012	USD	343,907	$(3,069)
5	10-Year US Treasury Note	Chicago Board of Trade	December 2012	USD	667,422	(1,206)
3	Euro-Bund	Eurex	December 2012	USD	546,544	(2,433)
4	Ultra Long US Treasury Bond	Chicago Board of Trade	December 2012	USD	660,875	6,930

Total						$222

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	11

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund

•	Foreign currency exchange contracts as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	41,000	USD	52,692	Royal Bank of Scotland Group Plc	10/01/12	$(4)
EUR	3,000	USD	3,857	Citigroup, Inc.	10/03/12	(2)
AUD	5,000	USD	5,188	Citigroup, Inc.	10/12/12	(5)
AUD	5,000	USD	5,024	Goldman Sachs Group, Inc.	10/12/12	159
USD	10,054	AUD	10,000	Goldman Sachs Group, Inc.	10/12/12	(311)
USD	977	CAD	1,000	BNP Paribas SA	10/17/12	(40)
USD	2,944	CAD	3,000	Credit Suisse Group AG	10/17/12	(106)
USD	52,700	EUR	41,000	Royal Bank of Scotland Group Plc	10/17/12	5
CAD	56,068	AUD	55,000	Deutsche Bank AG	10/19/12	39
USD	33,437	AUD	32,000	UBS AG	10/19/12	290
USD	74,773	EUR	57,000	UBS AG	10/19/12	1,513
EUR	16,000	USD	20,715	Deutsche Bank AG	10/22/12	(151)
MXN	324,500	USD	25,000	Bank of America Corp.	10/22/12	160
MXN	161,113	USD	12,500	Royal Bank of Scotland Group Plc	10/22/12	(8)
MXN	161,124	USD	12,500	Royal Bank of Scotland Group Plc	10/22/12	(7)
USD	228,649	EUR	186,500	Citigroup, Inc.	10/22/12	(11,060)
USD	53,770	EUR	43,000	Citigroup, Inc.	10/22/12	(1,498)
USD	3,858	EUR	3,000	Citigroup, Inc.	10/22/12	2
USD	51,798	EUR	40,000	Deutsche Bank AG	10/22/12	386
USD	37,454	EUR	30,000	Royal Bank of Scotland Group Plc	10/22/12	(1,105)
USD	9,924	EUR	8,000	Royal Bank of Scotland Group Plc	10/22/12	(358)
MXN	45,061	AUD	3,333	Deutsche Bank AG	12/19/12	39
MXN	45,083	AUD	3,333	Deutsche Bank AG	12/19/12	41
MXN	45,075	AUD	3,333	JPMorgan Chase & Co.	12/19/12	40
USD	27,191	CNY	175,000	Standard Chartered Plc	6/07/13	(153)
USD	27,237	CNY	175,000	Standard Chartered Plc	6/07/13	(106)
USD	26,385	CNY	170,000	Credit Suisse Group AG	8/19/13	(73)

Total						$(12,313)

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Eastman Chemical Co.	0.68%	Morgan Stanley	9/20/13	USD	55	$(289)
Radian Group, Inc.	5.00%	Citigroup, Inc.	6/20/15	USD	40	4,571

Total						$4,282

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund

•	Credit default swaps on single-name issues - sold protection outstanding as of September 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	10	$400
MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	20	774
MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	10	316
MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD	13	386
MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD	15	542
MetLife, Inc.	1.00%	Citigroup, Inc.	3/20/17	A-	USD	5	99
MetLife, Inc.	1.00%	UBS AG	3/20/17	A-	USD	10	197

Total							$2,714

[1]	Using Standard & Poor’s (“S&P”s) rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps on traded indexes - sold protection outstanding as of September 30, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[4]		Unrealized Appreciation
Markit CMBX North America AM Index Series 2	0.50%	Deutsche Bank AG	3/15/49	A-	USD	10	$485
Markit CMBX North America AAA Index Series 3	0.08%	Morgan Stanley	12/13/49	A+	USD	15	807
Markit CMBX North America AAA Index Series 4	0.35%	Morgan Stanley	2/17/51	A-	USD	15	813

Total							$2,105

[3]	Using S&P’s rating of the underlying securities.

[4]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Interest rate swaps outstanding as of September 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.56%[5]	3-month LIBOR	Deutsche Bank AG	7/02/14	USD	2,000	$(6,682)
1.09%[5]	3-month LIBOR	Morgan Stanley	5/09/17	USD	100	(1,802)
3.27%[5]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	30	(4,402)
2.69%[5]	3-month LIBOR	Citigroup, Inc.	8/09/21	USD	100	(9,780)
2.40%[6]	3-month LIBOR	Bank of America Corp.	10/21/21	USD	100	7,210

Total						$(15,456)

[5]	Fund pays the fixed rate and receives the floating rate.

[6]	Fund pays the floating rate and receives the fixed rate.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	13

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD	Australian Dollar
	CAD	Canadian Dollar
	CNY	Chinese Renminbi
	EUR	Euro
	FKA	Formerly Known As
	LIBOR	London Interbank Offered Rate
	MXN	Mexican New Peso
	Radian	Radian Financial Guaranty
	RB	Revenue Bonds
	TBA	To Be Announced
	USD	US Dollar

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks	$16,292,029	–	–	$16,292,029
Asset-Backed Securities	–	$754,414	–	754,414
Corporate Bonds	–	3,479,391	–	3,479,391
Foreign Agency Obligations	–	544,197	–	544,197
Non-Agency Mortgage-Backed Securities	–	914,578	$26,912	941,490
Taxable Municipal Bonds	–	29,721	–	29,721
US Government Sponsored Agency Securities	–	6,748,606	–	6,748,606
US Treasury Obligations	–	2,435,309	–	2,435,309
Preferred Securities	13,396	82,562	–	95,958
Short-Term Securities:	74,541	–	–	74,541
Liabilities:
TBA Sale Commitments	–	(2,592,703)	–	(2,592,703)

Total	$16,379,966	$12,396,075	$26,912	$28,802,953

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$9,390	–	$9,390
Foreign currency exchange contracts	–	3,395	–	3,395
Interest rate contracts	$22,174	15,431	–	37,605
Liabilities:
Credit contracts	–	(289)	–	(289)
Foreign currency exchange contracts	–	(16,733)	–	(16,733)
Interest rate contracts	(8,323)	(32,338)	–	(40,661)

Total	$13,851	$(21,144)	–	$(7,293)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts, and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund

Certain of the Fund’s assets and liabilities are held at carrying or face value amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$5,375	–	–	$5,375
Liabilities:
Bank overdraft	–	$(1,370)	–	(1,370)
Reverse Repurchase agreements	–	(549,470)	–	(549,470)

Total	$5,375	$(550,840)	–	$(545,465)

There were no transfers between levels during the period ended September 30, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	15

Schedule of Investments (concluded)	BlackRock Balanced Capital V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2011	$241,315	$38,630	$279,945
Transfers into Level 3[1]
Transfers out of Level 3[1]	(221,488)	(9,212)	(230,700)
Accrued discounts/ premiums	`	590	590
Net realized gain (loss)	359	474	833
Net change in unrealized appreciation/ depreciation[2]	145	113	258
Purchases
Sales	(20,331)	(3,683)	(24,014)

Closing Balance, as of September 30, 2012	–	$26,912	$26,912

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[2]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2012 was $113.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contract
Liabilities:
Opening Balance, as of December 31, 2011	$(48)
Transfers into Level 3[1]	–
Transfers out of Level 3[1]	–
Accrued discounts/ premium	–
Net realized gain (loss)	–
Net change in unrealized appreciation/depreciation[2]	48
Purchases	–
Issues	–
Sales	–
Settlements	–

Closing Balance, as of September 30, 2012	$–

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[2]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2012 was $0.

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Basic Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Above-Average Yield – 43.2%
Aerospace & Defense – 1.4%
Honeywell International, Inc.	100,700	$6,016,825

Beverages – 1.2%
PepsiCo, Inc.	70,000	4,953,900

Chemicals – 1.6%
E.I. du Pont de Nemours & Co.	129,500	6,509,965

Commercial Banks – 1.4%
US Bancorp	173,329	5,945,185

Diversified Financial Services – 3.5%
JPMorgan Chase & Co.	364,876	14,770,180

Diversified Telecommunication Services – 2.6%
AT&T, Inc.	148,095	5,583,182
Verizon Communications, Inc.	118,100	5,381,817

		10,964,999
Electric Utilities – 2.0%
The Southern Co.	181,300	8,356,117

Food & Staples Retailing – 0.4%
Walgreen Co.	48,100	1,752,764

Food Products – 1.7%
Unilever NV - NY Shares	204,000	7,237,920

Household Products – 1.9%
Kimberly-Clark Corp.	56,200	4,820,836
The Procter & Gamble Co.	48,200	3,343,152

		8,163,988

Industrial Conglomerates – 3.2%
General Electric Co.	593,800	13,485,198

Insurance – 2.2%
The Travelers Cos., Inc.	132,508	9,044,996

Metals & Mining – 1.0%
Nucor Corp.	111,700	4,273,642

Multi-Utilities – 1.8%
Dominion Resources, Inc.	143,800	7,612,772

Multiline Retail – 0.5%
J.C. Penney Co., Inc.	88,400	2,147,236

Oil, Gas & Consumable Fuels – 5.1%
Chevron Corp.	32,300	3,764,888
Exxon Mobil Corp.	114,600	10,480,170
Marathon Oil Corp.	242,572	7,172,854

		21,417,912

Pharmaceuticals – 10.5%
Eli Lilly & Co.	97,200	4,608,252
Johnson & Johnson	167,100	11,514,861
Merck & Co., Inc.	300,481	13,551,693
Pfizer, Inc.	580,720	14,430,892

		44,105,698

Software – 1.2%
Microsoft Corp.	170,100	5,065,578

Total Above-Average Yield		181,824,875

Below-Average Price/Earnings Ratio – 10.3%
Diversified Financial Services – 2.4%
Citigroup, Inc.	314,030	10,275,061

Energy Equipment & Services – 1.8%
Noble Corp.(a)	206,792	7,399,018

Insurance – 4.8%
ACE Ltd.	73,500	5,556,600
MetLife, Inc.	253,121	8,722,550
Prudential Financial, Inc.	108,800	5,930,688

		20,209,838

Media – 1.3%
Viacom, Inc., Class B	98,600	5,283,974

Total Below-Average Price/Earnings Ratio		43,167,891

Low Price-to-Book Value – 12.8%
Commercial Banks – 3.2%
Wells Fargo & Co.	388,900	13,428,717

Energy Equipment & Services – 2.8%
Halliburton Co.	222,600	7,499,394
Weatherford International Ltd.(a)	325,364	4,125,615

		11,625,009

Insurance – 2.1%
Hartford Financial Services Group, Inc.	449,291	8,734,217

Metals & Mining – 1.0%
Alcoa, Inc.	474,600	4,200,210

Oil, Gas & Consumable Fuels – 3.0%
Devon Energy Corp.	132,100	7,992,050
Hess Corp.	89,900	4,829,428

		12,821,478

Semiconductors & Semiconductor Equipment – 0.7%
Micron Technology, Inc.(a)(b)	510,200	3,053,547

Total Low Price-to-Book Value		53,863,178

Price-to-Cash Flow – 15.2%
Biotechnology – 0.5%
Amgen, Inc.	25,500	2,150,160

Construction & Engineering – 1.8%
Jacobs Engineering Group, Inc.(a)	191,100	7,726,173

Food & Staples Retailing – 1.3%
The Kroger Co.	229,900	5,411,846

Health Care Equipment & Supplies – 1.3%
Baxter International, Inc.	90,200	5,435,452

Industrial Conglomerates – 2.2%
Tyco International Ltd.	165,200	9,294,152

IT Services – 2.1%
The Western Union Co.	484,600	8,829,412

Media – 3.8%
Comcast Corp., Special Class A	138,400	4,816,320
Time Warner, Inc.	153,733	6,968,717

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Basic Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Price-to-Cash Flow (concluded)
Media (concluded)
The Walt Disney Co.	84,600	$4,422,888

		16,207,925

Metals & Mining – 0.7%
Freeport-McMoRan Copper & Gold, Inc.	70,065	2,773,173

Oil, Gas & Consumable Fuels – 1.0%
Peabody Energy Corp.	179,850	4,008,856

Semiconductors & Semiconductor Equipment – 0.5%
Marvell Technology Group Ltd.	248,740	2,275,971

Total Price-to-Cash Flow		64,113,120

Price-to-Earnings Per Share – 17.4%
Airlines – 1.3%
Delta Air Lines, Inc.(a)	600,500	5,500,580

Automobiles – 0.3%
Ford Motor Co.	135,400	1,335,044

Communications Equipment – 2.1%
Cisco Systems, Inc.	460,400	8,789,036

Electronic Equipment, Instruments & Components – 2.4%
Corning, Inc.	777,000	10,217,550

Energy Equipment & Services – 1.0%
Ensco Plc, Class A	76,125	4,153,380

Food Products – 1.5%
Archer-Daniels-Midland Co.	230,000	6,251,400

Health Care Equipment & Supplies – 2.6%
Medtronic, Inc.	251,738	10,854,943

Health Care Providers & Services – 1.0%
Aetna, Inc.	110,100	4,359,960

Insurance – 2.1%
Aflac, Inc.	93,500	4,476,780
Lincoln National Corp.	175,157	4,237,048

		8,713,828

Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	49,800	1,914,810

Semiconductors & Semiconductor Equipment – 1.7%
LSI Corp.(a)	1,031,351	7,126,635

Software – 1.0%
Oracle Corp.	129,100	4,065,359

Total Price-to-Earnings Per Share		73,282,525

Total Long-Term Investments (Cost – $371,215,725) – 98.9%		416,251,589

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.14%(c)(d)	3,698,271	3,698,271

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series,
0.29%(c)(d)(e)	$1,510	1,510,001

Total Short-Term Securities (Cost – $5,208,272) – 1.3%		5,208,272

Total Investments (Cost – $376,423,997*) – 100.2%		421,459,861
Liabilities in Excess of Other Assets – (0.2)%		(689,016)

Net Assets – 100.0%		$420,770,845

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$383,588,200

Gross unrealized appreciation	$57,423,354
Gross unrealized depreciation	(19,551,693)

Net unrealized appreciation	$37,871,661

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (concluded)	BlackRock Basic Value V.I. Fund

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2011	Net Activity	Shares/Beneficial Interest Held at September 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	801,861	2,896,410	3,698,271	$3,089
BlackRock Liquidity Series LLC, Money Market Series	$4,899,086	$(3,389,085)	$1,510,001	$3,374

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$416,251,589	–	–	$416,251,589
Short-Term Securities	3,698,271	$1,510,001	–	5,208,272

Total	$419,949,860	$1,510,001	–	$421,459,861

[1]

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $1,510,001 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 5.8%
The Boeing Co.	169,600	$11,807,552
Precision Castparts Corp.	18,900	3,087,126
United Technologies Corp.	47,700	3,734,433

		18,629,111

Air Freight & Logistics – 0.6%
United Parcel Service, Inc., Class B	27,300	1,953,861

Auto Components – 0.3%
Allison Transmission Holdings, Inc.(a)	52,500	1,056,300

Automobiles – 0.6%
Tesla Motors, Inc.(a)(b)	66,100	1,935,408

Beverages – 4.3%
The Coca-Cola Co.	223,800	8,488,734
PepsiCo, Inc.	73,200	5,180,364

		13,669,098

Biotechnology – 5.2%
Alexion Pharmaceuticals, Inc.(b)	29,600	3,386,240
ARIAD Pharmaceuticals, Inc.(b)	60,800	1,472,880
Biogen Idec, Inc.(b)	27,300	4,073,979
Gilead Sciences, Inc.(a)(b)	102,500	6,798,825
Regeneron Pharmaceuticals, Inc.(b)	7,161	1,093,198

		16,825,122

Building Products – 0.4%
Masco Corp.	76,215	1,147,036

Capital Markets – 1.7%
The Goldman Sachs Group, Inc.	31,100	3,535,448
Jefferies Group, Inc.	130,800	1,790,652

		5,326,100

Chemicals – 2.4%
Celanese Corp., Series A	54,600	2,069,886
Monsanto Co.	61,800	5,625,036

		7,694,922

Commercial Banks – 1.4%
Wells Fargo & Co.	129,400	4,468,182

Communications Equipment – 4.9%
F5 Networks, Inc.(a)(b)	29,400	3,078,180
QUALCOMM, Inc.	203,900	12,741,711

		15,819,891

Computers & Peripherals – 11.3%
Apple, Inc.	43,700	29,159,262
EMC Corp.(b)	205,000	5,590,350
Fusion-io, Inc.(b)	53,685	1,625,045

		36,374,657

Diversified Telecommunication Services – 1.8%
Level 3 Communications, Inc.(a)(b)	61,000	1,401,170
Verizon Communications, Inc.	98,100	4,470,417

		5,871,587

Electrical Equipment – 0.7%
Roper Industries, Inc.	20,900	2,296,701

Energy Equipment & Services – 2.1%
National Oilwell Varco, Inc.	51,300	4,109,643
Noble Corp.	70,100	2,508,178

		6,617,821

Food & Staples Retailing – 3.2%
Costco Wholesale Corp.	79,800	7,989,975
Whole Foods Market, Inc.	24,100	2,347,340

		10,337,315

Health Care Equipment & Supplies – 1.1%
Intuitive Surgical, Inc.(b)	7,200	3,568,536

Health Care Providers & Services – 2.4%
Express Scripts Holding Co.(b)	124,432	7,798,153

Health Care Technology – 0.8%
Cerner Corp.(a)(b)	34,400	2,662,904

Hotels, Restaurants & Leisure – 3.7%
Las Vegas Sands Corp.	74,800	3,468,476
McDonald’s Corp.	43,000	3,945,250
Starbucks Corp.	91,500	4,643,625

		12,057,351

Household Durables – 1.7%
Stanley Black & Decker, Inc.	71,400	5,444,250

Internet & Catalog Retail – 5.2%
Amazon.com, Inc.(b)	47,000	11,953,040
Priceline.com, Inc.(b)	7,600	4,702,348

		16,655,388

Internet Software & Services – 5.6%
eBay, Inc.(b)	100,600	4,870,046
Google, Inc., Class A(b)	15,100	11,392,950
Rackspace Hosting, Inc.(a)(b)	24,736	1,634,802

		17,897,798

IT Services – 1.3%
Visa, Inc., Class A	32,200	4,323,816

Machinery – 4.5%
Danaher Corp.	151,400	8,349,710
Eaton Corp.	80,900	3,823,334
Terex Corp.(a)(b)	108,401	2,447,695

		14,620,739

Media – 2.2%
CBS Corp., Class B	67,100	2,437,743
Comcast Corp., Class A	129,600	4,635,792

		7,073,535

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels – 1.7%
Anadarko Petroleum Corp.	43,200	$3,020,544
Noble Energy, Inc.	25,200	2,336,292

		5,356,836

Personal Products – 0.4%
Herbalife Ltd.	26,789	1,269,799

Pharmaceuticals – 4.8%
Eli Lilly & Co.	94,500	4,480,245
Merck & Co., Inc.	88,400	3,986,840
Pfizer, Inc.	159,900	3,973,515
Valeant Pharmaceuticals International, Inc.(b)	52,600	2,907,202

		15,347,802

Professional Services – 0.1%
Manpower, Inc.	12,609	464,011

Real Estate Investment Trusts (REITs) – 1.1%
American Tower Corp.	48,300	3,448,137

Semiconductors & Semiconductor Equipment – 2.0%
Avago Technologies Ltd.	21,000	732,165
Broadcom Corp., Class A(b)	85,901	2,970,457
ON Semiconductor Corp.(b)	78,300	483,111
Xilinx, Inc.	66,700	2,228,447

		6,414,180

Software – 7.9%
Microsoft Corp.	323,100	9,621,918
Oracle Corp.	129,800	4,087,402
Red Hat, Inc.(b)	63,500	3,615,690
Salesforce.com, Inc.(a)(b)	26,152	3,993,149
VMware, Inc., Class A(a)(b)	42,300	4,092,102

		25,410,261

Specialty Retail – 1.6%
The Home Depot, Inc.	85,800	5,179,745

Textiles, Apparel & Luxury Goods – 2.0%
Michael Kors Holdings Ltd.(b)	53,200	2,829,176
Under Armour, Inc., Class A(a)(b)	62,100	3,467,043

		6,296,219

Total Long-Term Investments (Cost – $259,251,341) – 96.8%		311,312,572

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.15%(c)(d)	10,316,905	10,316,905

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series,
0.29%(c)(d)(e)	$30,179	30,178,944

Total Short-Term Securities (Cost – $40,495,849) – 12.6%		40,495,849

Total Investments (Cost – $299,747,190*) – 109.4%		351,808,421
Liabilities in Excess of Other Assets – (9.4)%		(30,267,751)

Net Assets – 100.0%		$321,540,670

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$300,631,538

Gross unrealized appreciation	$56,770,301
Gross unrealized depreciation	(5,593,418)

Net unrealized appreciation	$51,176,883

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Net Activity	Shares/ Beneficial Interest Held at September 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,486,114	3,830,791	10,316,905	$6,266
BlackRock Liquidity Series LLC, Money Market Series	$12,350,969	$17,827,975	$30,178,944	$176,519

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (concluded)	BlackRock Capital Appreciation V.I. Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	$311,312,572	–	–	$311,312,572
Short-Term Securities	10,316,905	$30,178,944	–	40,495,849

Total	$321,629,477	$30,178,944	–	$351,808,421

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned of $30,178,944 is categorized as Level 2 with the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Equity Dividend V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 5.2%
General Dynamics Corp.	5,110	$337,873
Honeywell International, Inc.	5,820	347,745
Northrop Grumman Corp.	5,720	379,980
Raytheon Co.	10,370	592,749
Rockwell Collins, Inc.	1,425	76,437
United Technologies Corp.	7,660	599,701

		2,334,485

Air Freight & Logistics – 0.7%
United Parcel Service, Inc., Class B	4,385	313,834

Auto Components – 0.3%
Johnson Controls, Inc.	5,720	156,728

Beverages – 2.4%
The Coca-Cola Co.	14,610	554,157
Diageo Plc	18,790	529,092

		1,083,249

Chemicals – 2.8%
The Dow Chemical Co.	7,360	213,146
E.I. du Pont de Nemours & Co.	12,560	631,391
Olin Corp.	6,600	143,418
Praxair, Inc.	2,760	286,709

		1,274,664

Commercial Banks – 7.6%
Bank of Nova Scotia	7,660	420,127
M&T Bank Corp.	1,025	97,539
National Bank of Canada	6,395	483,967
The Toronto-Dominion Bank	5,450	454,527
US Bancorp	19,555	670,737
Wells Fargo & Co.	36,560	1,262,417

		3,389,314

Consumer Finance – 1.1%
American Express Co.	8,330	473,644

Containers & Packaging – 0.2%
Packaging Corp. of America	2,900	105,270

Diversified Financial Services – 2.7%
JPMorgan Chase & Co.	29,510	1,194,565

Diversified Telecommunication Services – 5.3%
AT&T, Inc.	22,412	844,933
BCE, Inc.	3,465	152,252
CenturyLink, Inc.	15,421	623,008
Verizon Communications, Inc.	16,775	764,437

		2,384,630

Electric Utilities – 4.5%
American Electric Power Co., Inc.	4,595	201,904
Duke Energy Corp.	2,894	187,531
Edison International	4,155	189,842
FirstEnergy Corp.	5,510	242,991
ITC Holdings Corp.	1,325	100,143
NextEra Energy, Inc.	5,820	409,321
Northeast Utilities, Inc.	4,385	167,639
PPL Corp.	3,270	94,993
The Southern Co.	9,095	419,189

		2,013,553

Electrical Equipment – 0.3%
Rockwell Automation, Inc.	1,755	122,060

Energy Equipment & Services – 0.5%
Schlumberger Ltd.	3,060	221,330

Food & Staples Retailing – 0.6%
Wal-Mart Stores, Inc.	3,660	270,108

Food Products – 4.5%
General Mills, Inc.	8,580	341,913
H.J. Heinz Co.	4,615	258,209
Kraft Foods, Inc., Class A	13,480	557,398
Mead Johnson Nutrition Co.	5,050	370,064
Unilever NV-NY Shares	13,380	474,723

		2,002,307

Health Care Providers & Services – 0.4%
Quest Diagnostics, Inc.	2,590	164,284

Hotels, Restaurants & Leisure – 1.5%
McDonald’s Corp.	7,245	664,729

Household Products – 1.9%
Kimberly-Clark Corp.	4,085	350,411
The Procter & Gamble Co.	7,540	522,975

		873,386

Industrial Conglomerates – 2.6%
3M Co.	3,985	368,294
General Electric Co.	34,620	786,220

		1,154,514

Insurance – 4.1%
ACE Ltd.	3,775	285,390
The Chubb Corp.	6,235	475,606
Prudential Financial, Inc.	8,140	443,711
The Travelers Cos., Inc.	9,035	616,729

		1,821,436

IT Services – 2.2%
Automatic Data Processing, Inc.	1,975	115,854
International Business Machines Corp.	4,285	888,923

		1,004,777

Leisure Equipment & Products – 0.5%
Mattel, Inc.	6,745	239,313

Machinery – 3.2%
Caterpillar, Inc.	8,120	698,645
Deere & Co.	9,065	747,772

		1,446,417

Media – 2.7%
Comcast Corp., Special Class A	17,465	607,782

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media (concluded)
Time Warner Cable, Inc.	4,185	$397,826
The Walt Disney Co.	3,775	197,357

		1,202,965

Metals & Mining – 3.0%
Barrick Gold Corp.	4,265	178,218
BHP Billiton Ltd.	23,190	792,375
Rio Tinto Ltd.	4,015	220,533
Southern Copper Corp.	4,739	162,832

		1,353,958

Multi-Utilities – 2.6%
Consolidated Edison, Inc.	1,635	97,920
Dominion Resources, Inc.	7,860	416,109
Public Service Enterprise Group, Inc.	8,785	282,701
Sempra Energy	2,770	178,637
Wisconsin Energy Corp.	4,800	180,816

		1,156,183

Oil, Gas & Consumable Fuels – 12.2%
Chevron Corp.	12,455	1,451,755
ConocoPhillips	3,800	217,284
Consol Energy, Inc.	1,300	39,065
Enbridge, Inc.	14,715	574,770
EQT Corp.	3,900	230,100
Exxon Mobil Corp.	11,030	1,008,693
Kinder Morgan, Inc.	2,250	79,920
Marathon Oil Corp.	7,760	229,463
Marathon Petroleum Corp.	4,105	224,092
Occidental Petroleum Corp.	4,285	368,767
Peabody Energy Corp.	1,200	26,748
Phillips 66	2,350	108,970
Royal Dutch Shell Plc, Class A	3,665	127,014
Spectra Energy Corp.	6,256	183,676
Total SA-ADR	12,155	608,965

		5,479,282

Paper & Forest Products – 0.6%
MeadWestvaco Corp.	8,845	270,657

Pharmaceuticals – 6.7%
Abbott Laboratories	4,500	308,520
Bristol-Myers Squibb Co.	11,090	374,287
Johnson & Johnson	9,190	633,283
Merck & Co., Inc.	16,340	736,934
Pfizer, Inc.	39,120	972,132

		3,025,156

Real Estate Investment Trusts (REITs) – 0.4%
Weyerhaeuser Co.	7,065	184,679

Road & Rail – 1.9%
Canadian National Railway Company	5,720	504,676
Union Pacific Corp.	2,760	327,612

		832,288

Semiconductors & Semiconductor Equipment – 1.0%
Intel Corp.	19,205	435,569

Software – 1.4%
Microsoft Corp.	20,425	608,256

Specialty Retail – 3.3%
The Home Depot, Inc.	15,015	906,455
Limited Brands, Inc.	11,445	563,781

		1,470,236

Textiles, Apparel & Luxury Goods – 1.3%
VF Corp.	3,675	585,648

Tobacco – 3.3%
Altria Group, Inc.	7,560	252,428
Lorillard, Inc.	2,960	344,692
Philip Morris International, Inc.	9,905	890,856

		1,487,976

Water Utilities – 0.6%
American Water Works Co., Inc.	7,650	283,509

Wireless Telecommunication Services – 0.4%
Vodafone Group Plc-ADR	6,272	178,721

Total Long-Term Investments (Cost – $36,463,842) – 96.5%		43,263,680

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.15%(a)(b)	1,545,013	1,545,013

Total Short-Term Securities (Cost – $1,545,013) – 3.4%		1,545,013

Total Investments (Cost – $38,008,855*) – 99.9%		44,808,693
Other Assets Less Liabilities – 0.1%		23,126

Net Assets – 100.0%		$44,831,819

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$38,015,410

Gross unrealized appreciation	$7,333,318
Gross unrealized depreciation	(540,035)

Net unrealized appreciation	$6,793,283

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at September 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,333,138	(1,788,125)	1,545,013	$1,902
BlackRock Liquidity Series LLC, Money Market Series	–	–	–	$450

(b)	Represents the current yield as of report date.

Portfolio Abbreviation

ADR	American Depositary Receipts

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments (concluded)	BlackRock Equity Dividend V.I. Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Common Stocks:
Aerospace & Defense	$2,334,485	–	–	$2,334,485
Air Freight & Logistics	313,834	–	–	313,834
Auto Components	156,728	–	–	156,728
Beverages	554,157	$529,092	–	1,083,249
Chemicals	1,274,664	–	–	1,274,664
Commercial Banks	3,389,314	–	–	3,389,314
Consumer Finance	473,644	–	–	473,644
Containers & Packaging	105,270	–	–	105,270
Diversified Financial Services	1,194,565	–	–	1,194,565
Diversified Telecommunication Services	2,384,630	–	–	2,384,630
Electric Utilities	2,013,553	–	–	2,013,553
Electrical Equipment	122,060	–	–	122,060
Energy Equipment & Services	221,330	–	–	221,330
Food & Staples Retailing	270,108	–	–	270,108
Food Products	2,002,307	–	–	2,002,307
Health Care Providers & Services	164,284	–	–	164,284
Hotels, Restaurants & Leisure	664,729	–	–	664,729
Household Products	873,386	–	–	873,386
Industrial Conglomerates	1,154,514	–	–	1,154,514
Insurance	1,821,436	–	–	1,821,436
IT Services	1,004,777	–	–	1,004,777
Leisure Equipment & Products	239,313	–	–	239,313
Machinery	1,446,417	–	–	1,446,417
Media	1,202,965	–	–	1,202,965
Metals & Mining	341,050	1,012,908	–	1,353,958
Multi-Utilities	1,156,183	–	–	1,156,183
Oil, Gas & Consumable Fuels	5,352,268	127,014	–	5,479,282
Paper & Forest Products	270,657	–	–	270,657
Pharmaceuticals	3,025,156	–	–	3,025,156
Real Estate Investment Trusts (REITs)	184,679	–	–	184,679
Road & Rail	832,288	–	–	832,288
Semiconductors & Semiconductor Equipment	435,569	–	–	435,569
Software	608,256	–	–	608,256
Specialty Retail	1,470,236	–	–	1,470,236
Textiles, Apparel & Luxury Goods	585,648	–	–	585,648
Tobacco	1,487,976	–	–	1,487,976
Water Utilities	283,509	–	–	283,509
Wireless Telecommunication Services	178,721	–	–	178,721
Short-Term Securities	1,545,013	–	–	1,545,013

Total	$43,139,679	$1,669,014	–	$44,808,693

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, foreign currency of $18,738 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Consolidated Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina – 0.1%
Pampa Energia SA-ADR(a)	18,414	$67,948
Tenaris SA-ADR	156,567	6,383,236

		6,451,184

Australia – 0.3%
Asciano Ltd.	1,590,558	7,169,238
Newcrest Mining Ltd.	456,726	13,729,674
Orica Ltd.	237,560	6,109,082
Telstra Corp. Ltd.	1,594,534	6,464,231

		33,472,225

Belgium – 0.0%
RHJ International(a)	769,800	3,839,806
RHJ International-ADR	40,600	202,659

		4,042,465

Brazil – 1.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	238,383	10,647,715
Cia Energetica de Minas Gerais-ADR	500,808	6,069,793
Cosan Ltd.	1,171,074	18,573,234
Cyrela Brazil Realty SA	923,554	7,926,916
Hypermarcas SA(a)	1,473,711	10,824,297
Itau Unibanco Holding SA, Preference Shares	630,786	9,518,187
MRV Engenharia e Participacoes SA	1,581,505	9,462,896
Petroleo Brasileiro SA-ADR(b)	946,707	20,893,824
Qualicorp SA(a)	717,560	7,008,355
SLC Agricola SA	807,845	8,667,223
Telefonica Brasil-ADR	510,004	11,087,487
Tractebel Energia SA	192,610	3,040,335

		123,720,262

Canada – 2.4%
Agrium, Inc.	29,164	3,017,307
Athabasca Oil Corp.(a)	1,244,800	16,688,500
Bank of Nova Scotia	169,939	9,320,630
Brookfield Asset Management, Inc., Class A	228,969	7,901,720
Canadian Natural Resources Ltd.	384,496	11,838,632
Canadian Pacific Railway Ltd.	131,686	10,915,453
Canadian Pacific Railway Ltd.	20,502	1,701,514
Detour Gold Corp.(a)	224,767	6,271,345
Eldorado Gold Corp.	913,921	13,935,180
Goldcorp, Inc.(c)	1,022,297	46,872,317
Katanga Mining Ltd.(a)	148,526	64,964
Kinross Gold Corp.	219,505	2,241,146
Kinross Gold Corp.	997,732	10,209,728
Nexen, Inc.(c)	66,931	1,696,032
Osisko Mining Corp.(a)	951,713	9,429,035
Potash Corp. of Saskatchewan, Inc.(c)	592,141	25,710,762
Rogers Communications, Inc., Class B	162,256	6,555,142
Silver Wheaton Corp.	448,152	17,796,116
Sino-Forest Corp.(a)	416,950	4
Suncor Energy, Inc.	48,702	1,599,861
Suncor Energy, Inc.	945,736	31,110,876
Talisman Energy, Inc.	364,514	4,872,052
Teck Resources Ltd., Class B	37,672	1,109,440
TELUS Corp.	73,097	4,610,665
The Toronto-Dominion Bank	79,235	6,608,156
Valeant Pharmaceuticals International, Inc.(a)(c)	101,700	5,620,959

		257,697,536

Chile – 0.1%
Sociedad Quimica y Minera de Chile SA-ADR	86,099	5,307,142

China – 0.6%
Beijing Enterprises Holdings Ltd.	3,921,042	26,088,607
Chaoda Modern Agriculture Holdings Ltd.(a)(d)	19,748,798	789,952
China BlueChemical Ltd.	5,950,300	3,508,922
Dongfang Electric Corp. Ltd.	867,800	1,176,793
Dongfeng Motor Group Co. Ltd., Class H	1,762,800	2,048,444
Haitian International Holdings Ltd.	1,863,800	2,102,539
Huaneng Power International, Inc.	3,554,000	2,694,518
Jiangsu Expressway Co. Ltd.	2,908,000	2,400,481
Shanghai Electric Group Co. Ltd., Class H	6,036,000	2,135,854
Sinopharm Group Co.	2,480,800	7,918,855
Tianjin Development Holdings Ltd.(a)	16,342,861	7,400,893
Zhongsheng Group Holdings Ltd.(d)	2,832,330	3,525,078

		61,790,936

Denmark – 0.1%
A.P. Moller-Maersk A/S-B	789	5,640,762

France – 1.4%
AXA SA	753,446	11,217,050
BNP Paribas SA	480,014	22,757,982
Essilor International SA	119,535	11,185,599
Eutelsat Communications SA	201,738	6,481,750
LVMH Moet Hennessy Louis Vuitton SA	81,967	12,304,728
Safran SA	408,311	14,686,782
Sanofi	208,519	17,844,321
Sanofi-ADR	28,134	1,211,450
Technip SA	41,561	4,617,910
Total SA	387,913	19,298,630

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France (concluded)
Total SA-ADR	463,108	$23,201,711

		144,807,913

Germany – 2.5%
Allianz SE, Registered Shares	155,632	18,561,207
BASF SE	256,575	21,679,574
Bayer AG, Registered Shares	228,995	19,691,195
Bayerische Motoren Werke AG	99,659	7,307,958
Daimler AG, Registered Shares	129,043	6,263,175
Deutsche Bank AG, Registered Shares	236,858	9,381,804
Deutsche Boerse AG	57,116	3,160,667
Deutsche Telekom AG, Registered Shares	1,507,493	18,538,799
Fresenius Medical Care AG & Co. KGaA	260,287	19,092,131
Fresenius SE & Co. KGaA	161,990	18,809,763
Infineon Technologies AG	1,585,498	10,077,627
Kabel Deutschland Holding AG	142,267	10,155,715
Lanxess AG	173,867	14,442,403
Linde AG	142,825	24,617,279
Muenchener Rueckversicherungs AG, Registered Shares	36,294	5,675,018
SAP AG	95,977	6,830,044
Siemens AG, Registered Shares	264,999	26,505,343
Volkswagen AG, Preference Shares	138,392	25,304,328

		266,094,030

Hong Kong – 0.4%
China Resources Gas Group Ltd.	2,898,000	5,901,307
China Resources Power Holdings Co. Ltd.	3,186,000	6,968,070
The Link REIT	4,649,046	22,019,441
Yuanda China Holdings Ltd.	25,280,228	2,301,493

		37,190,311

India – 0.0%
Adani Enterprises Ltd.	140,679	535,566

Indonesia – 0.0%
Telekomunikasi Indonesia Tbk PT	3,168,200	3,109,975

Ireland – 0.1%
Covidien Plc	144,399	8,580,189

Israel – 0.2%
Check Point Software Technologies Ltd.(a)	25,845	1,244,695
Teva Pharmaceutical Industries Ltd.-ADR	509,932	21,116,284

		22,360,979

Italy – 0.5%
Eni SpA	957,029	20,981,396
Fiat Industrial SpA	1,913,981	18,743,978
Intesa Sanpaolo SpA	5,204,022	7,935,321
UniCredit SpA(a)	911,868	3,794,591

		51,455,286

Japan – 5.4%
Aisin Seiki Co. Ltd.	155,639	4,432,498
Asahi Kasei Corp.	1,206,100	6,217,000
Astellas Pharma, Inc.	137,993	6,993,472
Bridgestone Corp.	737,432	17,102,698
Canon, Inc.(c)	404,858	12,995,001
Daihatsu Motor Co. Ltd.	244,107	4,067,216
Denso Corp.	233,920	7,349,870
East Japan Railway Co.	375,151	24,821,892
FANUC Corp.	60,418	9,724,774
Fuji Heavy Industries Ltd.	2,150,564	17,917,406
Futaba Industrial Co. Ltd.(a)	374,421	1,515,707
Hitachi Chemical Co. Ltd.	372,800	5,028,042
Hitachi Ltd.	992,700	5,512,571
Honda Motor Co. Ltd.	522,383	16,144,418
Hoya Corp.	565,774	12,412,038
Inpex Corp.	3,240	19,260,978
Japan Airlines Co., Ltd.(a)	163,400	7,642,363
JGC Corp.	586,302	19,526,325
JSR Corp.	323,400	5,292,533
Kao Corp.	142,000	4,174,981
KDDI Corp.	186,900	14,496,414
Kinden Corp.	81,000	509,608
Kirin Holdings Co. Ltd.	794,651	10,625,639
Kubota Corp.	1,841,296	18,582,931
Kuraray Co. Ltd.	426,770	4,846,555
Kyowa Hakko Kirin Co. Ltd.	636,279	7,683,809
Mitsubishi Corp.	874,547	15,840,540
Mitsui & Co. Ltd.(c)	2,008,778	28,182,483
Mitsui Fudosan Co. Ltd.	375,100	7,495,483
MS&AD Insurance Group Holdings	644,714	11,129,289
Murata Manufacturing Co. Ltd.	182,928	9,738,446
Nintendo Co. Ltd.	89,400	11,355,846
Nippon Electric Glass Co., Ltd.	83,000	457,362
Nippon Telegraph & Telephone Corp.	327,130	15,564,865
Nomura Holdings, Inc.	873,900	3,120,790
NTT DoCoMo, Inc.	11,100	17,933,992
Okumura Corp.	1,356,751	4,459,214
Rinnai Corp.	92,023	6,868,000
Rohm Co. Ltd.	113,753	3,830,740
Shin-Etsu Chemical Co. Ltd.	409,134	22,992,935
Sony Financial Holdings, Inc.	339,300	5,784,990
Sumitomo Corp.	442,200	5,948,746
Sumitomo Electric Industries Ltd.	290,048	3,067,445
Sumitomo Mitsui Financial Group, Inc.	402,547	12,542,632
Suzuki Motor Corp.	1,050,789	20,409,376
TDK Corp.	134,633	5,006,488
Terumo Corp.	110,375	4,745,616
Toda Corp.	1,302,896	3,916,055
Tokio Marine Holdings, Inc.	1,046,223	26,622,789
Tokyo Gas Co. Ltd.	3,193,070	17,558,471

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Toyota Industries Corp.	568,877	$15,924,257
Ube Industries Ltd.	2,834,346	6,086,429
West Japan Railway Co.	169,500	7,238,535
Yahoo Japan Corp.(c)	16,531	6,289,236
Yamada Denki Co. Ltd.(c)	214,320	9,401,602

		574,389,391

Kazakhstan – 0.1%
KazMunaiGas Exploration Production-GDR	662,854	12,229,656

Malaysia – 0.5%
Axiata Group Bhd	9,982,586	21,197,807
British American Tobacco Malaysia Bhd	233,600	4,610,059
IHH Healthcare Bhd(a)	15,993,000	16,743,858
Telekom Malaysia Bhd	3,830,646	7,746,289

		50,298,013

Mexico – 0.2%
America Movil, SAB de CV, Series L-ADR	772,667	19,656,648
Fomento Economico Mexicano SAB de CV-ADR	56,459	5,193,099

		24,849,747

Netherlands – 0.6%
ASML Holding NV	35,200	1,889,536
ASML Holding NV	276,263	14,776,866
CNH Global NV(a)	39,071	1,514,783
DE Master Blenders 1753 NV(a)	490,405	5,913,647
ING Groep NV(a)	1,396,219	11,058,330
Koninklijke KPN NV	984,787	7,496,424
Unilever NV	211,190	7,490,065
Unilever NV-NY Shares	76,815	2,725,396
Ziggo NV(a)	420,598	14,298,646

		67,163,693

Norway – 0.1%
Statoil ASA	460,217	11,876,630

Philippines – 0.0%
Philippine Long Distance Telephone Co.-ADR	72,115	4,760,311

Portugal – 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	934,692	2,625,152

Russia – 0.2%
Federal Hydrogenerating Co. JSC-ADR	3,274,032	8,708,998
Novorossiysk Commercial Sea Port-GDR	619,924	4,184,487
Sberbank	3,980,146	11,649,457

		24,542,942

Singapore – 0.7%
CapitaLand Ltd.	4,860,350	12,519,389
DBS Group Holdings Ltd.	412,170	4,814,246
Global Logistic Properties Ltd.	970,000	1,977,257
Keppel Corp. Ltd.	1,656,860	15,318,976
M1 Ltd.	1,285,000	2,878,434
Oversea-Chinese Banking Corp.	1,500,800	11,382,307
Raffles Medical Group Ltd.	1,676,800	3,319,716
Sembcorp Marine Ltd.	225,000	905,009
Singapore Press Holdings Ltd.	762,240	2,522,915
Singapore Telecommunications Ltd.	5,137,630	13,378,117
United Overseas Bank Ltd.	229,500	3,659,833

		72,676,199

South Africa – 0.2%
Life Healthcare Group Holdings Ltd.	1,732,096	6,617,364
Randgold Resources Ltd.-ADR	126,412	15,548,676

		22,166,040

South Korea – 1.0%
Cheil Industries, Inc.	51,853	4,709,910
Hyundai Motor Co.	57,301	12,924,637
KT Corp.	33,100	1,045,572
KT Corp.-ADR	387,542	6,061,157
KT&G Corp.	127,741	9,734,946
LG Corp.	18,841	1,047,129
Mando Corp.	2,141	295,282
POSCO	13,869	4,538,730
POSCO-ADR	62,538	5,099,349
Samsung Electronics Co. Ltd.	50,965	61,417,833
Samsung Fine Chemicals Co. Ltd.	27,510	1,645,366

		108,519,911

Spain – 0.2%
Banco Bilbao Vizcaya Argentaria SA	846,964	6,663,792
Banco Santander SA	1,518,307	11,333,251

		17,997,043

Sweden – 0.1%
Millicom International Cellular SA	13,717	1,272,744
Svenska Handelsbanken AB, Class A	143,031	5,367,807

		6,640,551

Switzerland – 1.3%
Garmin Ltd.(d)	36,927	1,541,333
Nestle SA, Registered Shares	511,786	32,292,337
Novartis AG, Registered Shares	187,750	11,490,950
Roche Holding AG	168,711	31,556,821
Swisscom AG, Registered Shares	22,436	9,032,291
Syngenta AG, Registered Shares	87,722	32,815,250
TE Connectivity Ltd.	45,178	1,536,504

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Switzerland (concluded)
UBS AG, Registered Shares(a)	793,185	$9,658,424
Zurich Insurance Group AG(a)	30,023	7,484,954

		137,408,864

Taiwan – 0.4%
Cheng Shin Rubber Industry Co. Ltd.	2,015,064	5,276,666
Chunghwa Telecom Co. Ltd.	1,873,311	5,984,567
Chunghwa Telecom Co. Ltd.-ADR(d)	397,227	12,611,957
Far EasTone Telecommunications Co. Ltd.	2,582,988	6,374,093
HON HAI Precision Industry Co. Ltd.	135,310	423,662
Taiwan Semiconductor Manufacturing Co. Ltd.	3,428,115	10,545,820
Yulon Motor Co. Ltd.	2,779,000	5,569,634

		46,786,399

Thailand – 0.3%
Bangkok Dusit Medical Services PCL	1,561,300	5,452,883
PTT Global Chemical PCL	5,260,890	10,767,904
PTT Public Company THB10	680,092	7,269,339
Siam Commercial Bank PCL	1,457,768	7,980,309

		31,470,435

Turkey – 0.0%
Tupras Turkiye Petrol Rafinerileri AS	36,598	835,662

United Arab Emirates – 0.0%
NMC Health Plc(a)	1,010,600	2,953,768

United Kingdom – 3.3%
Amlin Plc	495,346	3,230,983
Antofagasta Plc	698,357	14,282,788
AstraZeneca Plc	604,871	28,879,534
AstraZeneca Plc-ADR	30,448	1,457,241
BG Group Plc	1,818,212	36,790,986
BP Plc	1,825,506	12,869,589
BP Plc-ADR	337,640	14,302,430
British American Tobacco Plc	143,612	7,379,267
BT Group Plc	4,842,132	18,050,209
Delta Topco Ltd.	14,972,250	8,778,410
Diageo Plc-ADR	140,881	15,881,515
Genel Energy Plc(a)	624,035	7,784,415
GlaxoSmithKline Plc-ADR	31,991	1,479,264
Glencore International Plc	694,779	3,859,156
Guinness Peat Group Plc	6,479,903	2,921,484
HSBC Holdings Plc	3,324,006	30,879,185
Invensys Plc	1,481,002	5,614,466
Lloyds Banking Group Plc(a)	13,731,588	8,646,170
Manchester United Plc Class A(a)(d)	370,000	4,710,100
National Grid Plc	2,006,080	22,128,776
Polyus Gold International, Ltd.(a)	2,855,901	9,995,875
Royal Dutch Shell Plc-ADR	328,674	22,813,262
Scottish & Southern Energy Plc	840,090	18,904,263
Shire Plc	520,548	15,355,508
Unilever Plc	135,991	4,965,290
Unilever Plc-ADR	84,910	3,100,913
Vodafone Group Plc	3,225,653	9,166,113
Vodafone Group Plc-ADR	460,472	13,121,150

		347,348,342

United States – 33.0%
3M Co.	158,914	14,686,832
Abbott Laboratories	27,403	1,878,750
Accenture Plc, Class A	24,291	1,701,099
ACE Ltd.	368,772	27,879,163
Activision Blizzard, Inc.(c)	2,235,692	25,218,606
Adobe Systems, Inc.(a)	55,928	1,815,423
The AES Corp.(a)(b)	870,470	9,549,056
Aetna, Inc.	556,722	22,046,191
Agilent Technologies, Inc.	314,882	12,107,213
Alcoa, Inc.(c)	788,572	6,978,862
Allergan, Inc.	238,571	21,848,332
Alliance Data Systems Corp.(a)	14,545	2,064,663
Altria Group, Inc.	391,984	13,088,346
Amdocs Ltd.	50,673	1,671,702
American Electric Power Co., Inc.	313,619	13,780,419
American Express Co.	235,505	13,390,814
American Tower Corp.	235,048	16,780,077
American Water Works Co., Inc.	196,761	7,291,963
Ameriprise Financial, Inc.	20,573	1,166,283
AmerisourceBergen Corp.	231,019	8,942,745
Amgen, Inc.	174,086	14,678,932
Anadarko Petroleum Corp.	164,857	11,526,801
Analog Devices, Inc.	30,809	1,207,405
Apache Corp.	208,052	17,990,256
Apple, Inc.(c)	265,569	177,203,571
Applied Materials, Inc.(c)	899,103	10,038,485
Arch Capital Group Ltd.(a)(d)	119,223	4,969,215
AT&T, Inc.	1,760,444	66,368,739
Autoliv, Inc.	14,300	886,171
Axis Capital Holdings Ltd.	32,621	1,139,125
Bank of America Corp.	3,202,517	28,278,225
The Bank of New York Mellon Corp.	1,065,997	24,112,852
Berkshire Hathaway, Inc., Class B(a)	82,838	7,306,312
BioMarin Pharmaceutical, Inc.(a)(d)	124,391	5,009,226
The Boeing Co.	289,855	20,179,705
BorgWarner, Inc.(a)	93,189	6,440,292
Bristol-Myers Squibb Co.	474,575	16,016,906
CA, Inc.	643,500	16,579,777
Calpine Corp.(a)	778,527	13,468,517
Capital One Financial Corp.	270,527	15,422,744
Cardinal Health, Inc.	330,275	12,870,817
CenturyLink, Inc.	108,101	4,367,280
CF Industries Holdings, Inc.	29,029	6,451,405
Chevron Corp.	337,748	39,367,907

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
The Chubb Corp.	167,939	$12,810,387
Cigna Corp.	198,866	9,380,509
Cisco Systems, Inc.(c)	2,509,515	47,906,641
Citigroup, Inc.	1,291,673	42,263,541
CMS Energy Corp.	308,728	7,270,544
CNA Financial Corp.	53,918	1,445,002
Coach, Inc.	21,580	1,208,912
Cobalt International Energy, Inc.(a)	461,516	10,277,961
The Coca-Cola Co.	236,228	8,960,128
Colgate-Palmolive Co.	195,130	20,921,839
Comcast Corp., Class A	1,363,278	48,764,454
Computer Sciences Corp.	48,040	1,547,368
ConocoPhillips(c)	21,446	1,226,282
CONSOL Energy, Inc.(c)	1,093,084	32,847,174
Constellation Brands, Inc., Class A(a)	53,123	1,718,529
Corning, Inc.	2,980,039	39,187,513
Coventry Health Care, Inc.	33,945	1,415,167
Crown Castle International Corp.(a)	109,139	6,995,810
Crown Holdings, Inc.(a)(d)	127,552	4,687,536
Cummins, Inc.	70,344	6,486,420
CVS Caremark Corp.	372,909	18,056,254
DaVita, Inc.(a)(d)	119,889	12,421,699
Dell, Inc.	818,082	8,066,289
Delphi Automotive Plc(a)	111,200	3,447,200
Devon Energy Corp.	556,472	33,666,556
Diamond Offshore Drilling, Inc.	22,859	1,504,351
Discover Financial Services	349,807	13,897,832
DISH Network Corp., Class A	53,213	1,628,850
Dominion Resources, Inc.	170,337	9,017,641
The Dow Chemical Co.	450,981	13,060,410
Dr. Pepper Snapple Group, Inc.	82,284	3,664,107
E.I. du Pont de Nemours & Co.	311,101	15,639,047
Eastman Chemical Co.	28,485	1,623,930
Electronic Arts, Inc.(a)	1,469,219	18,644,389
EMC Corp.(a)(c)	1,084,452	29,573,006
EOG Resources, Inc.(c)	96,904	10,858,093
Expedia, Inc.	32,241	1,864,819
Express Scripts Holding Co.(a)	138,885	8,703,923
Fidelity National Financial, Inc., Class A	267,256	5,716,606
Fidelity National Information Services, Inc.	50,186	1,566,807
FMC Corp.	651,394	36,074,200
Ford Motor Co.	1,190,195	11,735,323
Freeport-McMoRan Copper & Gold, Inc.	244,317	9,670,067
Freescale Semiconductor Ltd.(a)(d)	1,231,919	11,715,550
Fusion-io, Inc.(a)(d)	314,231	9,511,772
General Dynamics Corp.	97,587	6,452,452
General Electric Co.	3,327,252	75,561,893
General Mills, Inc.	367,496	14,644,716
General Motors Co.(a)(d)	601,125	13,675,594
Gilead Sciences, Inc.(a)	224,352	14,881,268
The Goldman Sachs Group, Inc.	175,880	19,994,038
Google, Inc., Class A(a)	62,461	47,126,824
H.J. Heinz Co.	177,555	9,934,202
Halliburton Co.	371,290	12,508,760
HCA Holdings, Inc.(c)	796,970	26,499,252
HealthSouth Corp.(a)	306,701	7,379,226
Helmerich & Payne, Inc.	27,939	1,330,176
Herbalife Ltd.(d)	26,667	1,264,016
Hillshire Brands Co.	407,960	10,925,169
Hologic, Inc.(a)	580,378	11,746,851
Humana, Inc.	184,190	12,920,929
Intel Corp.(c)	1,896,004	43,001,371
International Game Technology	369,783	4,840,459
International Paper Co.	42,335	1,537,607
Intuit, Inc.	25,003	1,472,177
Johnson & Johnson	897,620	61,854,994
Johnson Controls, Inc.	196,402	5,381,415
JPMorgan Chase & Co.	960,779	38,892,334
Juniper Networks, Inc.(a)(d)	908,194	15,539,199
KBR, Inc.	278,411	8,302,216
KLA-Tencor Corp.	26,029	1,241,713
The Kroger Co.	53,075	1,249,386
L-3 Communications Holdings, Inc.	21,826	1,565,142
Leap Wireless International, Inc.(a)	179,373	1,223,324
Lear Corp.	33,900	1,281,081
Life Technologies Corp.(a)	109,368	5,345,908
Lincoln National Corp.	68,755	1,663,183
Lorillard, Inc.	46,493	5,414,110
M&T Bank Corp.	72,717	6,919,750
Macy’s, Inc.	34,126	1,283,820
Marathon Oil Corp.	1,449,261	42,854,648
Marathon Petroleum Corp.	936,573	51,127,520
MasterCard, Inc., Class A	67,409	30,433,815
Mattel, Inc.(c)	479,844	17,024,865
McDermott International, Inc.(a)	521,158	6,368,551
McDonald’s Corp.	132,898	12,193,392
The McGraw-Hill Cos., Inc.	26,871	1,466,888
McKesson Corp.	170,033	14,627,939
Mead Johnson Nutrition Co.(c)	282,048	20,668,477
Medtronic, Inc.	547,990	23,629,329
Merck & Co., Inc.	962,080	43,389,808
MetLife, Inc.	237,596	8,187,558
MetroPCS Communications, Inc.(a)	634,853	7,434,129
Mettler-Toledo International, Inc.(a)	35,262	6,020,634
Microsoft Corp.	1,325,210	39,464,754
Mondelez International, Inc. (FKA Kraft Foods, Inc.)(a)	651,642	26,945,397
Monsanto Co.	186,897	17,011,365
Morgan Stanley	415,963	6,963,221
Motorola Solutions, Inc.	33,052	1,670,779
Murphy Oil Corp.	117,856	6,327,689
Mylan, Inc.(a)	512,879	12,514,248

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
United States (continued)
National Oilwell Varco, Inc.		355,340	$28,466,287
Navistar International Corp.(a)		205,544	4,334,923
NetApp, Inc.(a)(c)		498,458	16,389,299
Newmont Mining Corp.		473,439	26,517,318
NextEra Energy, Inc.		365,843	25,729,738
Northern Trust Corp.		136,755	6,347,483
Occidental Petroleum Corp.		725,764	62,459,250
Oracle Corp.(c)		2,890,077	91,008,525
PACCAR, Inc.		117,393	4,698,655
Parker Hannifin Corp.		17,853	1,492,154
PerkinElmer, Inc.		232,734	6,858,671
Perrigo Co.		92,839	10,785,107
Pfizer, Inc.		2,393,581	59,480,488
Philip Morris International, Inc.		269,915	24,276,155
Phillips 66(c)		1,025,581	47,556,191
Platinum Underwriters Holdings Ltd.		76,856	3,141,105
PPG Industries, Inc.		17,065	1,959,745
PPL Corp.		395,163	11,479,485
Praxair, Inc.		55,470	5,762,224
Precision Castparts Corp.		77,347	12,633,859
The Procter & Gamble Co.		732,558	50,810,223
The Progressive Corp.		323,798	6,715,571
Prudential Financial, Inc.		104,748	5,709,813
PulteGroup, Inc.(a)(c)		1,034,223	16,030,457
QEP Resources, Inc.		509,191	16,120,987
QUALCOMM, Inc.		928,810	58,041,337
Reinsurance Group of America, Inc.		19,740	1,142,354
RenaissanceRe Holdings Ltd.		78,617	6,056,654
Rockwell Automation, Inc.		272,170	18,929,423
Ross Stores, Inc.		20,835	1,345,941
SanDisk Corp.(a)(c)		590,828	25,659,660
Schlumberger Ltd.		575,198	41,604,071
Simon Property Group, Inc.		33,098	5,024,607
SM Energy Co.		368,455	19,937,100
The Southern Co.		231,833	10,685,183
Spirit AeroSystems Holdings, Inc., Class A(a)		480,825	10,679,123
The St. Joe Co.(a)		1,753,713	34,197,403
Stancorp Financial Group, Inc.		82,827	2,587,515
State Street Corp.		395,447	16,592,956
Stillwater Mining Co.(a)		356,441	4,202,439
Symantec Corp.(a)		608,619	10,955,142
Thermo Fisher Scientific, Inc.		197,152	11,598,452
Tiffany & Co.(c)		178,471	11,043,785
Time Warner Cable, Inc.		180,724	17,179,623
Torchmark Corp.		27,691	1,421,933
The Travelers Cos., Inc.		270,115	18,438,050
U.S. Bancorp		643,528	22,073,010
Union Pacific Corp.		245,324	29,119,959
United Technologies Corp.		472,639	37,002,907
United Therapeutics Corp.(a)		57,772	3,228,299
UnitedHealth Group, Inc.		517,432	28,670,907
Universal Health Services, Inc., Class B(c)		389,956	17,832,688
Unum Group		65,333	1,255,700
Valero Energy Corp.		58,472	1,852,393
Verizon Communications, Inc.		798,724	36,397,853
Vertex Pharmaceuticals, Inc.(a)(c)		144,926	8,108,610
Visa, Inc., Class A		319,347	42,881,915
Wal-Mart Stores, Inc.(c)		510,442	37,670,620
Waters Corp.(a)(d)		127,353	10,612,325
Weatherford International Ltd.(a)		401,690	5,093,429
WellPoint, Inc.		244,991	14,211,928
Wells Fargo & Co.		1,189,836	41,085,037
Western Digital Corp.		40,009	1,549,549
The Western Union Co.		55,121	1,004,305
Whiting Petroleum Corp.(a)(c)		462,598	21,917,893
Wyndham Worldwide Corp.		26,437	1,387,414
XL Group Plc		804,212	19,325,214

			3,491,965,622

Total Common Stocks – 57.5%			6,091,761,132

	Par
Fixed Income Securities	(000)
Corporate Bonds
Argentina – 0.0%
Empresa Distribuidora Y Comercializadora Norte,
9.75%, 10/25/22(e)	USD	1,027	513,500

Australia – 0.3%
Commonwealth Bank of Australia,
1.90%, 9/18/17		6,452	6,466,194
FMG Resources August 2006 Ltd.,
6.00%, 4/01/17(e)		4,019	3,737,670
National Australia Bank, Ltd.,
2.00%, 6/20/17(e)		9,515	9,772,856
TFS Corp. Ltd.,
11.00%, 7/15/18(e)		11,340	10,765,968

			30,742,688

Brazil – 0.4%
Banco Bradesco SA/Cayman Islands,
4.50%, 1/12/17(e)		7,440	7,923,600
Hypermarcas SA,
6.50%, 4/20/21(e)		3,840	4,025,472
Odebrecht Drilling Norbe VIII/IX Ltd.,
6.35%, 6/30/21(e)		5,584	6,279,534
Odebrecht Finance, Ltd.,
5.13%, 6/26/22(e)		3,097	3,298,305
OGX Petroleo e Gas Participacoes SA,
8.50%, 6/01/18(e)		10,499	9,449,100

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value
Brazil (concluded)
Petrobras International Finance Co.-Pifco,
3.50%, 2/06/17	USD	6,301	$6,589,794

			37,565,805

Canada – 0.2%
Bank of Nova Scotia,
2.55%, 1/12/17(b)		8,124	8,596,362
The Toronto-Dominion Bank,
2.38%, 10/19/16		6,970	7,331,339
Viterra, Inc.,
5.95%, 8/01/20(e)		2,866	3,109,868

			19,037,569

Chile – 0.1%
Banco Santander Chile,
2.44%, 2/14/14(e)(f)		6,280	6,187,609
Inversiones Alsacia SA,
8.00%, 8/18/18(e)		7,375	7,481,481

			13,669,090

China – 0.1%
Celestial Nutrifoods Ltd.,
0.00%, 6/12/11(a)(g)	SGD	11,400	278,683
China Milk Products Group Ltd.,
0.00%, 1/05/12(a)(g)	USD	4,800	960,000
China Petroleum & Chemical Corp., Series SINO,
2.35%, 4/24/14(h)(i)	HKD	20,440	3,077,579

			4,316,262

Colombia – 0.0%
Colombia Telecomunicaciones SA ESP,
5.38%, 9/27/22(e)	USD	3,261	3,309,915

France – 0.0%
Numericable Finance & Co. SCA,
12.38%, 2/15/19(e)	EUR	1,035	1,426,453

Hong Kong – 0.2%
FU JI Food and Catering Services Holdings Ltd.,
0.00%, 10/18/10(a)(g)	CNY	13,100	20,844
Hutchison Whampoa International Ltd.,
3.50%, 1/13/17(e)	USD	6,239	6,617,564
Sun Hung Kai Properties Capital Market Ltd.,
4.50%, 2/14/22		4,661	4,989,241
Wharf Finance 2014 Ltd.,
2.30%, 6/07/14(i)	HKD	46,000	5,920,519

			17,548,168

India – 0.2%
ICICI Bank Ltd-Dubai,
4.70%, 2/21/18(e)	USD	3,247	3,377,991
REI Agro Ltd.:
5.50%, 11/13/14		2,550	1,807,338
5.50%, 11/13/14(e)		6,845	4,851,462
Suzlon Energy Ltd.(i):
0.00%, 10/11/12(a)(g)		5,772	7,792,200
28.53%, 7/25/14(h)	USD	7,384	6,276,400

			24,105,391

Indonesia – 0.0%
Bumi Investment Property Ltd.:
10.75%, 10/06/17		550	426,250
10.75%, 10/06/17(e)		3,406	2,639,650

			3,065,900

Ireland – 0.0%
Nara Cable Funding, Ltd.,
8.88%, 12/01/18(e)		1,310	1,175,725
Ono Finance II Plc,
10.88%, 7/15/19(e)		1,039	883,150

			2,058,875

Luxembourg – 0.2%
Capsugel Finance Co. SCA,
9.88%, 8/01/19(e)	EUR	1,678	2,415,071
Gaz Capital SA,
2.89%, 11/15/12	JPY	300,000	3,842,503
Intelsat Jackson Holdings SA,
7.50%, 4/01/21	USD	8,048	8,711,960
Matterhorn Mobile SA,
6.75%, 5/15/19(e)	CHF	1,000	1,116,427
TNK-BP Finance SA:
Series 2 7.50%, 7/18/16	USD	1,015	1,172,833
7.50%, 7/18/16(e)		2,386	2,757,023
6.63%, 3/20/17(e)		2,848	3,243,160

			23,258,977

Malaysia – 0.0%
Paka Capital Ltd.,
2.30%, 3/12/13(h)(i)		3,600	3,687,768

Netherlands – 0.4%
Bio City Development Co. BV,
8.00%, 7/06/18(e)(i)		23,800	23,740,500
New World Resources NV,
7.88%, 5/01/18	EUR	2,997	3,793,525
Portugal Telecom International Finance BV, Series PTC,
4.13%, 8/28/14(i)		2,200	2,805,906
Rabobank Nederland,
3.38%, 1/19/17	USD	9,330	9,902,955

			40,242,886

Singapore – 0.7%
CapitaLand Ltd.(i):
2.10%, 11/15/16	SGD	13,500	11,000,652
3.13%, 3/05/18		10,500	9,090,816
2.95%, 6/20/22		26,500	21,081,018
Keppel Land Ltd.,
2.50%, 6/23/13(i)		5,600	4,580,345
Olam International Ltd.,
6.00%, 10/15/16(i)	USD	13,600	15,218,400
Oversea-Chinese Banking Corp. Ltd.,
1.63%, 3/13/15(e)		6,296	6,361,774

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Singapore (concluded)
Ying Li International Real Estate Ltd.,
4.00%, 3/03/15(i)	SGD	12,500	$10,389,505

			77,722,510

South Korea – 0.3%
Zeus Cayman,
3.72%, 8/19/13(h)(i)	JPY	1,588,000	19,992,440
Zeus Cayman II,
0.90%, 8/18/16(h)(i)		422,000	5,489,947

			25,482,387

Spain – 0.1%
Nara Cable Funding, Ltd.,
8.88%, 12/01/18(e)	EUR	4,051	4,763,249

Sweden – 0.1%
Nordea Bank AB,
3.13%, 3/20/17(e)	USD	6,312	6,601,090

Switzerland – 0.1%
Credit Suisse Group Capital, Series B,
4.00%, 3/29/13(i)	CHF	6,305	8,265,885
UBS AG/Stamford CT, Series BKNT,
5.88%, 12/20/17	USD	4,997	5,915,134

			14,181,019

United Arab Emirates – 0.4%
Dana Gas Sukuk Ltd.,
7.50%, 10/31/12(i)		46,180	35,327,700
Pyrus Ltd.(i):
7.50%, 12/20/15		2,300	2,495,500
7.50%, 12/20/15(e)		7,200	7,812,000

			45,635,200

United Kingdom – 0.5%
BAT International Finance Plc,
2.13%, 6/07/17(e)		6,350	6,496,151
British Telecommunications Plc,
1.50%, 12/20/13(f)		2,472	2,488,266
Delta Topco Ltd.,
10.00%, 11/24/60		14,639	14,197,046
Essar Energy Plc,
4.25%, 2/01/16(i)		8,000	4,960,000
Lloyds TSB Bank Plc,
13.00%(f)(j)	GBP	11,073	23,378,980
OTE Plc,
7.25%, 4/08/14	EUR	1,441	1,563,920

			53,084,363

United States – 2.1%
Ally Financial, Inc.,
4.50%, 2/11/14	USD	4,260	4,355,850
American Express Credit Corp.:
1.75%, 6/12/15		6,462	6,609,799
2.38%, 3/24/17		6,280	6,605,612
Anheuser-Busch InBev Worldwide, Inc.,
1.38%, 7/15/17		4,607	4,663,270
Banco Del Estado De Chile/New York,
2.03%, 4/02/15		7,750	7,695,568
Building Materials Corp. of America,
6.88%, 8/15/18(e)		2,035	2,182,538
Cablevision Systems Corp.,
5.88%, 9/15/22		3,890	3,870,550
CCO Holdings LLC,
5.25%, 9/30/22		12,902	12,966,510
Citigroup Funding, Inc.,
2.71%, 11/27/12(h)		12,500	12,446,668
CONSOL Energy, Inc.,
8.00%, 4/01/17		9,814	10,255,630
Cricket Communications, Inc.,
7.75%, 10/15/20		3,883	3,785,925
Crown Cork & Seal Co., Inc.,
7.50%, 12/15/96		375	332,344
Daimler Finance North America LLC,
1.30%, 7/31/15(e)		1,808	1,815,114
DaVita, Inc.:
6.38%, 11/01/18		2,988	3,189,690
6.63%, 11/01/20		3,163	3,380,456
DJO Finance LLC,
9.75%, 10/15/17		835	709,750
Electronic Arts, Inc.,
0.75%, 7/15/16(i)		3,720	3,394,500
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		2,123	2,377,760
8.00%, 12/15/16		1,406	1,680,599
6.63%, 8/15/17		2,019	2,341,870
General Electric Capital Corp.:
5.63%, 5/01/18		6,277	7,402,466
Series B, 6.25%(f)(j)		9,700	10,238,641
Gilead Sciences, Inc.(i):
Series B, 0.63%, 5/01/13		1,478	2,573,567
Series D, 1.63%, 5/01/16		9,428	14,748,927
Hologic, Inc.,
2.00%, 12/15/37(i)(k)		16,147	18,104,824
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		5,487	5,871,090
7.63%, 6/15/21		1,792	1,984,640
Hyundai Capital America(e)(l):
1.63%, 10/02/15		2,436	2,437,206
2.13%, 10/02/17		3,893	3,893,549
JPMorgan Chase Bank NA,
0.73%, 6/13/16(f)		8,346	8,043,691
Linn Energy LLC,
7.75%, 2/01/21		4,040	4,272,300
Mylan, Inc.,
3.75%, 9/15/15(i)		9,660	18,492,862
NB Capital Trust II,
7.83%, 12/15/26		698	709,168
Phibro Animal Health Corp.,
9.25%, 7/01/18(e)		694	673,180
Reliance Holdings USA, Inc.(e):
4.50%, 10/19/20		3,746	3,839,257
5.40%, 2/14/22		1,995	2,125,046
SunGard Data Systems, Inc.,
7.38%, 11/15/18		5,278	5,660,655
Take-Two Interactive Software, Inc.(i):
4.38%, 6/01/14		2,415	2,932,716

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (concluded)
Take-Two Interactive Software, Inc.(i) (concluded):
1.75%, 12/01/16(e)	USD	9,408	$8,784,720
Texas Industries, Inc.,
9.25%, 8/15/20		7,402	7,846,120

			225,294,628

Total Corporate Bonds – 6.4%			677,313,693

Floating Rate Loan Interests(f)
Chile – 0.1%
GNL Quintero SA, Term Loan,
1.46%, 6/20/23		7,700	6,483,400

India – 0.0%
Essar Steel Algoma, Inc., ABL Term Loan,
8.75%, 9/20/14		3,090	3,097,324

United States – 0.2%
EquiPower Resources Holdings LLC, First Lien Term Loan,
6.50%, 12/21/18		3,771	3,809,424
Navistar International Corp., Term Loan B,
7.00%, 8/17/17		1,557	1,572,166
Obsidian Natural Gas Trust, Term Loan,
7.00%, 11/02/15		10,842	10,842,409
Vodafone Americas Finance 2, Inc., Term Loan B,
6.25%, 7/11/16		7,114	7,326,970

			23,550,969

Total Floating Rate Loan Interests – 0.3%			33,131,693

Foreign Agency Obligations
Australia Government Bond:
4.75%, 11/15/12	AUD	28,239	29,342,120
5.50%, 12/15/13		28,290	30,340,321
5.75%, 5/15/21		44,437	56,329,799
5.75%, 7/15/22		12,547	16,140,691
5.50%, 4/21/23		92,284	117,291,422
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/15	BRL	21,004	24,959,000
Series F, 10.00%, 1/01/17		111,555	56,592,661
Series F, 10.00%, 1/01/21		130,279	65,518,054
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	75,349	114,188,331
3.50%, 7/04/19		59,059	89,030,961
Canadian Government Bond:
4.00%, 6/01/16	CAD	11,606	12,983,703
1.50%, 3/01/17		19,199	19,717,691
3.50%, 6/01/20		14,061	16,301,663
Hong Kong Government Bond:
4.13%, 2/22/13	HKD	61,350	8,035,469
2.03%, 3/18/13		102,350	13,308,239
1.67%, 3/24/14		37,850	4,979,688
3.51%, 12/08/14		96,250	13,287,988
1.69%, 12/22/14		49,550	6,588,599
Malaysia Government Bond:
3.21%, 5/31/13	MYR	64,533	21,142,121
3.46%, 7/31/13		38,171	12,535,599
5.09%, 4/30/14		63,226	21,332,823
Netherlands Government Bond,
1.00%, 2/24/17(e)	USD	12,526	12,594,190
Poland Government Bond,
3.00%, 8/24/16	PLN	45,430	14,762,849
Switzerland Government Bond:
2.25%, 7/06/20	CHF	6,412	7,807,573
2.00%, 4/28/21		4,487	5,404,438
2.00%, 5/25/22		3,206	3,872,800
United Kingdom Gilt:
4.00%, 9/07/16	GBP	9,501	17,480,452
4.75%, 3/07/20		66,547	134,907,962
Vnesheconombank Via VEB Finance Plc,
6.03%, 7/05/22(e)	USD	3,200	3,564,160

Total Foreign Agency Obligations – 9.0%			950,341,367

Non-Agency Mortgage-Backed Securities – 0.1%
Commercial Mortgage-Backed Securities – 0.1%
Banc of America Large Loan, Inc., Series 2010, Class HLTN,
1.97%, 11/15/15(e)(f)		9,579	9,568,148

US Treasury Obligations
US Treasury Notes:
2.50%, 3/31/15(b)(m)		72,140	76,136,012
2.25%, 3/31/16		101,653	108,259,912
0.63%, 9/30/17		51,394	51,386,083
1.38%, 9/30/18		54,623	56,346,495
1.00%, 9/30/19		26,016	25,918,639
3.50%, 5/15/20(b)		169,248	198,165,427
2.63%, 8/15/20		90,627	100,191,966
2.00%, 11/15/21		15,998	16,701,865
1.75%, 5/15/22		19,258	19,528,705

Total US Treasury Obligations – 6.1%			652,635,104

Total Fixed Income Securities – 21.9%			2,322,990,005

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Investment Companies	Shares
United States – 2.8%
ETFS Gold Trust(a)		256,340	$44,933,839
ETFS Palladium Trust(a)		89,760	5,641,416
ETFS Platinum Trust(a)		75,973	12,412,469
iShares Gold Trust(a)(n)		2,310,427	39,901,074
SPDR Gold Shares(a)		1,109,668	190,885,089

			293,773,887

Vietnam – 0.0%
Vinaland Ltd.(a)		1,162,430	513,213

Total Investment Companies – 2.8%			294,287,100

Preferred Securities	Par (000)
Capital Trusts
Germany – 0.0%
Deutsche Bank Capital Funding Trust VII,
5.63%(e)(f)(j)	USD	1,464	1,361,520

Switzerland – 0.1%
Credit Suisse Group Guernsey I Ltd.,
7.88%, 2/24/41(f)		6,257	6,366,497

Total Capital Trusts – 0.1%			7,728,017

Preferred Stocks	Shares
United Kingdom – 0.1%
HSBC Holdings Plc,
8.00%		256,500	7,246,125
Royal Bank of Scotland Group Plc:
Series M, 6.40%		176,150	3,595,222
Series T, 7.25%		185,136	4,200,736

			15,042,083

United States – 0.6%
General Motors Co.,
4.75%(i)		243,123	9,063,625
Health Care REIT, Inc.,
6.50%(i)		132,093	7,280,966
NextEra Energy, Inc.,
5.60%(i)		163,146	8,336,761
PPL Corp.(i):
8.75%		128,534	7,030,810
9.75%		140,400	7,518,420
U.S. Bancorp(f):
Series F, 6.00%		236,374	6,878,483
Series G, 6.50%		125,469	3,510,623
United Technologies Corp.,
7.50%(i)		89,362	5,013,208
Wells Fargo & Co., Series L,
7.50%(i)		4,370	5,410,060

			60,042,956

Total Preferred Stocks – 0.7%			75,085,039

Trust Preferreds
United States – 0.2%
Citigroup Capital XIII,
7.88%, 10/30/40(f)		250,739	6,903,550
GMAC Capital Trust I, Series 2,
8.13%, 2/15/40(f)(g)		580,751	14,438,478
Omnicare Capital, Series B,
4.00%, 6/15/33(i)		87,281	4,054,397
RBS Capital Funding Trust VII, Series G,
6.08%(j)		118,664	2,125,272

			27,521,697

Total Trust Preferreds – 0.2%			27,521,697

Total Preferred Securities – 1.0%			110,334,753

Warrants (o)
Australia – 0.0%
TFS Corp., Ltd. (Issued/exercisable 8/01/11, 1 Share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		4,195,800	249,604

Canada – 0.0%
Kinross Gold Corp. (Issued/exercisable 9/08/08, 1 Share for 1 warrant, Expires 9/03/13, Strike Price CAD 32.00)(d)		37,568	12,993

United States – 0.0%
Ford Motor Co. (Issued/exercisable 3/31/10, 1 Share for 1 warrant, Expires 1/01/13, Strike Price USD 9.05)		560,613	577,431

Total Warrants – 0.0%			840,028

Total Long-Term Investments (Cost – $7,924,864,007) – 83.2%			8,820,213,018

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value
Foreign Agency Obligations(p)
German Treasury Bill:
(0.10)%, 12/05/12	EUR	11,187	$14,377,886
(0.08)%, 1/09/13		6,429	8,263,488
(0.08)%, 1/23/13		6,429	8,263,745
Japan Treasury Discount Bill:
0.10%, 10/15/12	JPY	2,060,000	26,395,621
0.10%, 11/09/12		1,890,000	24,215,765
0.09%, 12/10/12		1,290,000	16,527,043
0.10%, 1/16/13		2,190,000	28,054,572
Mexico Cetes:
4.53%, 11/15/12	MXN	385,632	29,787,241
4.42% - 4.53%, 12/13/12		438,574	33,762,212
Singapore Treasury Bill:
0.18%, 10/25/12	SGD	59,146	48,189,696
0.20%, 1/10/13		9,568	7,792,217
0.19%, 1/24/13		25,715	20,941,408
0.28%, 2/07/13		35,451	28,858,650

Total Foreign Agency Obligations – 2.8%			295,429,544

	Beneficial Interest (000)
Money Market Funds – 0.5%
BlackRock Liquidity Series LLC, Money Market Series,
0.29%(n)(q)(r)	USD	46,961	46,961,076

Time Deposits	Par (000)
Australia – 0.0%
JPMorgan Chase & Co.,
2.33%, 10/01/12	AUD	405	420,302

Canada – 0.0%
JPMorgan Chase & Co.,
0.18%, 10/01/12	CAD	91	92,594

Europe – 0.0%
Citigroup, Inc.,
(0.01)%, 10/01/12	EUR	626	803,824

Hong Kong – 0.0%
Brown Brothers Harriman Co.,
0.01%, 10/03/12	HKD	42	5,399

South Africa – 0.0%
Brown Brothers Harriman & Co.,
3.90%, 10/01/12	ZAR	950	114,170

Switzerland – 0.0%
Brown Brothers Harriman & Co.,
0.01%, 10/01/12	CHF	834	886,417

United Kingdom – 0.0%
Citibank NA,
0.05%, 10/01/12	GBP	110	177,243

Total Time Deposits – 0.0%			2,499,949

US Treasury Obligations
US Treasury Bills(p):
0.06% - 0.11%, 10/04/12	USD	209,945	209,942,750
0.08% - 0.09%, 10/11/12		39,900	39,898,793
0.08% - 0.09%, 10/18/12		172,400	172,392,599
0.09% - 0.11%, 11/01/12		103,350	103,341,194
0.10%, 11/08/12		8,550	8,549,097
0.10%, 11/15/12		11,600	11,598,486
0.09% - 0.11%, 11/23/12		185,465	185,436,700
0.11%, 11/29/12		69,000	68,987,139
0.06% - 0.10%, 12/06/12		120,020	120,002,994
0.08% - 0.11%, 12/13/12		263,215	263,159,124
0.08% - 0.11%, 12/20/12		217,360	217,311,147
0.04%, 1/13/13		100,000	99,987,361
0.01%, 10/01/13		16,500	16,497,542

Total US Treasury Obligations – 14.3%			1,517,104,926

Total Short-Term Securities (Cost – $1,855,645,414) – 17.6%			1,861,995,495

Options Purchased	Contracts
Exchange-Traded Call Options – 0.1%
Anadarko Petroleum Corp.:
Strike Price USD 80.00, Expires 1/19/13		7,504	1,530,816
Strike Price USD 75.00, Expires 3/16/13		1,898	868,335
Apple, Inc., Strike Price USD 635.00, Expires 2/16/13		501	3,522,030
Goldcorp, Inc., Strike Price USD 40.00, Expires 10/20/12		1,446	860,370
Intel Corp., Strike Price USD 27.00, Expires 10/20/12		4,157	6,236
Nexen, Inc., Strike Price USD 19.00, Expires 12/22/12		2,495	1,684,125

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Options Purchased	Contracts		Value
Exchange-Traded Call Options (concluded)
SPDR Gold Shares, Strike Price USD 175.00, Expires 12/22/12	USD	2,075	$881,875

			9,353,787

Exchange-Traded Put Options – 0.1%
ConocoPhillips, Strike Price USD 55.00, Expires 1/19/13		2,768	480,248
CONSOL Energy, Inc., Strike Price USD 29.00, Expires 1/19/13		10,565	2,583,143
Hess Corp., Strike Price USD 55.00, Expires 1/19/13		1,126	506,700
Oracle Corp., Strike Price USD 32.00, Expires 10/20/12		1,983	186,402
S&P 500 Index:
Strike Price USD 1,415.00, Expires 11/17/12		391	838,695
Strike Price USD 1,425.00, Expires 11/17/12		391	967,725
Strike Price USD 1,435.00, Expires 11/17/12		782	2,216,970
Strike Price USD 1,445.00, Expires 11/17/12		782	2,553,230
Strike Price USD 1,435.00, Expires 12/22/12		295	1,302,425
Strike Price USD 1,445.00, Expires 12/22/12		269	1,311,375
Strike Price USD 1,455.00, Expires 12/22/12		243	1,306,125

			14,253,038

Over-the-Counter Call Options – 0.4%
Activision Blizzard, Inc., Strike Price USD 20.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		789,528	52,084
Aetna, Inc., Strike Price USD 60.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		573,045	295,802
Agnico-Eagle Mines, Ltd., Strike Price USD 85.00, Expires 1/17/14, Broker Deutsche Bank AG		590,560	965,159
Alcoa, Inc., Strike Price USD 15.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		1,426,244	218,849
AngloGold Ashanti Ltd., Strike Price USD 65.00, Expires 1/17/14, Broker Deutsche Bank AG		700,319	235,440
Autozone, Inc., Strike Price USD 550.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		59,851	99,948
Bank of America Corp., Strike Price USD 17.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		3,183,581	465,716
Barrick Gold Corp., Strike Price USD 80.00, Expires 1/17/14, Broker Deutsche Bank AG		3,183,267	1,218,902
Best Buy Co., Inc., Strike Price USD 30.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		1,719,134	164,549
Boeing Co., Strike Price USD 110.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		509,373	77,469
Boston Scientific Corp., Strike Price USD 10.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		1,438,979	112,630
Bristol-Myers Squibb Co., Strike Price USD 50.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		1,426,244	20,669
Broadcom Corp., Strike Price USD 55.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		764,059	546,540
Caterpillar, Inc., Strike Price USD 135.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		827,731	684,341
Cisco Systems, Inc., Strike Price USD 30.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		3,183,581	394,608
Citigroup, Inc., Strike Price USD 50.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		3,183,581	3,947,252
Coeur Dalene Mines Corp., Strike Price USD 40.00, Expires 1/17/14, Broker Deutsche Bank AG		280,191	791,516
Corning, Inc., Strike Price USD 20.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		1,591,790	394,465
Eldorado Gold Corp., Strike Price USD 25.00, Expires 1/17/14, Broker Deutsche Bank AG		831,482	775,266
EMC Corp., Strike Price USD 40.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		2,228,507	1,455,088
Endeavour Silver Corp., Strike Price USD 20.00, Expires 1/17/14, Broker Deutsche Bank AG		222,638	136,573
EURO STOXX 50 Index, Strike Price USD 2,360.84, Expires 8/01/13, Broker Goldman Sachs Group, Inc.		11,027	2,151,455
First Majestic Silver Corp., Strike Price USD 35.00, Expires 1/17/14, Broker Deutsche Bank AG		140,675	309,284
Freeport-McMoRan Copper & Gold, Inc., Strike Price USD 65.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		1,719,134	1,222,098
General Electric Co., Strike Price USD 35.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		3,183,581	205,424
Gold Fields Ltd., Strike Price USD 22.00, Expires 1/17/14, Broker Deutsche Bank AG		1,718,964	410,181
Goldcorp, Inc., Strike Price USD 80.00, Expires 1/17/14, Broker Deutsche Bank AG		1,990,328	2,388,394

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value
Over-the-Counter Call Options (continued)
Halliburton Co., Strike Price USD 55.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	1,209,761	$448,900
Harmony Gold Mining Co., Ltd., Strike Price USD 15.00, Expires 1/17/14, Broker Deutsche Bank AG	438,425	122,759
Hewlett-Packard Co., Strike Price USD 30.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	3,183,581	855,559
Humana, Inc., Strike Price USD 105.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	254,686	213,766
IAMGOLD Corp., Strike Price USD 30.00, Expires 1/17/14, Broker Deutsche Bank AG	739,472	526,360
Intel Corp., Strike Price USD 40.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	3,183,581	158,405
International Business Machines Co., Strike Price USD 295.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	331,092	152,912
J.C. Penney Co., Inc., Strike Price USD 55.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	891,403	364,228
JPMorgan Chase & Co., Strike Price USD 60.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	3,183,581	1,163,210
Kinross Gold Corp., Strike Price USD 20.00, Expires 1/17/14, Broker Deutsche Bank AG	3,183,267	808,550
Las Vegas Sands Corp., Strike Price USD 80.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	1,146,089	1,056,153
Lowes Cos., Strike Price USD 45.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	2,546,865	626,809
Marvell Technology Group Ltd., Strike Price USD 20.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	1,846,477	121,092
Mastercard, Inc., Strike Price USD 660.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	95,507	276,447
McDonalds Corp., Strike Price USD 135.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	573,045	140,075
Microsoft Corp., Strike Price USD 45.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	3,183,581	635,153
Monster Beverage Corp., Strike Price USD 105.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	445,701	1,362,329
NetApp, Inc., Strike Price USD 60.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	1,044,215	164,115
New Gold, Inc., Strike Price USD 22.00, Expires 1/17/14, Broker Deutsche Bank AG	471,633	271,661
Newmont Mining Corp., Strike Price USD 90.00, Expires 1/17/14, Broker Deutsche Bank AG	2,546,613	3,029,094
Novagold Resources, Inc., Strike Price USD 12.00, Expires 1/17/14, Broker Deutsche Bank AG	435,839	159,837
Pan American Silver Corp., Strike Price USD 50.00, Expires 1/17/14, Broker Deutsche Bank AG	795,205	173,138
Priceline.com, Inc., Strike Price USD 1,000.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	127,343	1,483,544
Qualcomm, Inc., Strike Price USD 95.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	1,273,432	979,067
Randgold Resources Ltd., Strike Price USD 165.00, Expires 1/17/14, Broker Deutsche Bank AG	107,340	953,438
Royal Gold, Inc., Strike Price USD 125.00, Expires 1/17/14, Broker Deutsche Bank AG	105,773	867,826
Safeway, Inc., Strike Price USD 25.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	764,059	84,043
Seabridge Gold, Inc., Strike Price USD 30.00, Expires 1/17/14, Broker Deutsche Bank AG	69,650	92,910
Silver Standard Resources, Inc., Strike Price USD 30.00, Expires 1/17/14, Broker Deutsche Bank AG	194,689	163,124
Silver Wheaton Corp., Strike Price USD 55.00, Expires 1/17/14, Broker Deutsche Bank AG	798,592	2,953,581
Silvercorp Metals, Inc., Strike Price USD 15.00, Expires 1/17/14, Broker Deutsche Bank AG	454,150	95,144
Staples, Inc., Strike Price USD 20.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	2,801,552	456,292
Starwood Hotels & Resort Worldwide, Inc., Strike Price USD 85.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.	191,015	333,057
Stillwater Mining Co., Strike Price USD 25.00, Expires 1/17/14, Broker Deutsche Bank AG	509,322	99,215
Taiwan Taiex Index:
Strike Price TWD 8,807.55, Expires 9/18/13, Broker Credit Suisse Group AG	14,728	64,564
Strike Price TWD 7,057.00, Expires 12/18/13, Broker JPMorgan Chase & Co.	1,401	1,076,484

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Options Purchased	Contracts		Value
Over-the-Counter Call Options (continued)
Taiwan Taiex Index (concluded):
Strike Price TWD 7,249.48, Expires 12/18/13, Broker Citigroup, Inc.		2,114	$1,405,564
Strike Price TWD 8,646.11, Expires 12/18/13, Broker JPMorgan Chase & Co.		49,746	264,352
United Technologies Corp., Strike Price USD 120.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		483,904	61,209
UnitedHealth Group, Inc., Strike Price USD 85.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		636,716	189,701
Visa, Inc., Strike Price USD 190.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		292,889	349,844
Western Union Co., Strike Price USD 25.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		445,701	68,640
Yahoo!, Inc., Strike Price USD 25.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		2,228,507	578,986
Yamana Gold, Inc., Strike Price USD 30.00, Expires 1/17/14, Broker Deutsche Bank AG		1,911,514	1,597,894
Yum! Brands, Inc., Strike Price USD 100.00, Expires 1/17/14, Broker Goldman Sachs Group, Inc.		445,701	136,447

			46,925,180

	Notional Amount (000)
Over-the-Counter Put Options – 0.1%
EUR Currency:
Strike Price EUR 1.31, Expires 11/01/12, Broker Deutsche Bank AG	EUR	50,480	1,461,895
Strike Price EUR 1.20, Expires 6/03/13, Broker Credit Suisse Group AG		75,999	1,044,012

	Contracts
Brazil BOVESPA Index:
Strike Price BRL 55,478.72, Expires 11/16/12, Broker Goldman Sachs Group, Inc.		410	317,505
Strike Price BRL 55,389.31, Expires 12/12/12, Broker Credit Suisse Group AG		450	488,423
KOSPI, Strike Price USD 243.53, Expires 12/12/13, Broker Citigroup, Inc.		666	886,779
Russell 2000 Index:
Strike Price USD 804.79, Expires 10/19/12, Broker JPMorgan Chase & Co.		15,154	77,602
Strike Price USD 753.98, Expires 11/16/12, Broker BNP Paribas SA		32,729	145,320
Strike Price USD 759.04, Expires 12/21/12, Broker JPMorgan Chase & Co.		32,511	340,575
Strike Price USD 781.49, Expires 1/18/13, Broker JPMorgan Chase & Co.		19,301	386,889
Strike Price USD 782.61, Expires 2/15/13, Broker BNP Paribas SA		19,273	494,776

			5,643,776

Total Options Purchased (Cost – $99,576,902) – 0.7%			76,175,781

Total Investments Before Options Written (Cost – $9,880,086,323*) – 101.5%			10,758,384,294

Options Written
Exchange-Traded Call Options – (0.1)%
Activision Blizzard, Inc., Strike Price USD 12.50, Expires 1/19/13		2,732	(77,862)
Alcoa, Inc., Strike Price USD 10.00, Expires 1/19/13		7,885	(177,413)
Apple, Inc., Strike Price USD 750.00, Expires 2/16/13		501	(1,064,625)
Applied Materials, Inc., Strike Price USD 12.50, Expires 1/19/13		4,475	(69,362)
Cisco Systems, Inc., Strike Price USD 22.00, Expires 12/22/12		5,452	(59,972)
CONSOL Energy, Inc., Strike Price USD 35.00, Expires 10/20/12		3,709	(40,799)
EMC Corp., Strike Price USD 25.00, Expires 1/19/13		1,492	(477,440)
Goldcorp, Inc., Strike Price USD 48.00, Expires 10/20/12		1,446	(85,314)
Mattel, Inc., Strike Price USD 35.00, Expires 1/19/13		854	(157,990)
NetApp, Inc., Strike Price USD 41.00, Expires 12/22/12		1,487	(49,071)
Oracle Corp.:
Strike Price USD 33.00, Expires 12/22/12		6,606	(472,329)
Strike Price USD 34.00, Expires 1/19/13		4,767	(276,486)
Phillips 66, Strike Price USD 48.00, Expires 1/19/13		5,009	(1,202,160)
Potash Corp. of Saskatchewan, Inc., Strike Price USD 50.00, Expires 12/22/12		1,122	(26,928)
PulteGroup, Inc., Strike Price USD 19.00, Expires 4/20/13		2,538	(284,256)

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Options Written	Contracts		Value
Exchange-Traded Call Options (concluded)
Sandisk Corp.:
Strike Price USD 43.00, Expires 10/20/12		430	$(89,010)
Strike Price USD 45.00, Expires 1/19/13		2,502	(725,580)
Tiffany & Co., Strike Price USD 67.50, Expires 2/16/13		1,784	(454,028)
Universal Health Services, Inc., Strike Price USD 45.00, Expires 10/20/12		1,313	(210,080)
Valeant Pharmaceuticals International, Inc., Strike Price USD 50.00, Expires 1/19/13		518	(429,940)
Vertex Pharmaceuticals, Inc., Strike Price USD 40.00, Expires 1/19/13		1,449	(2,456,055)
Wal Mart Store, Inc., Strike Price USD 75.00, Expires 1/19/13		5,104	(773,256)
Whiting Petroleum Corp., Strike Price USD 52.50, Expires 1/19/13		1,399	(328,765)

			(9,988,721)

Exchange-Traded Put Options – (0.0)%
Goldcorp, Inc., Strike Price USD 36.00, Expires 10/20/12		1,446	(5,061)
Intel Corp., Strike Price USD 25.00, Expires 10/20/12		4,157	(985,209)
Mattel, Inc., Strike Price USD 25.00, Expires 1/19/13		4,066	(40,660)
Nexen, Inc., Strike Price USD 16.00, Expires 12/22/12		1,248	(18,720)
Phillips 66, Strike Price USD 34.00, Expires 11/17/12		2,505	(62,625)

			(1,112,275)

Over-the-Counter Barrier Options – (0.0)%
Russell 2000 Index:
Strike Price USD 730.12, Barrier Price USD 663.74, Expires 10/19/12, Broker JPMorgan Chase & Co.		15,154	(2,867)
Strike Price USD 676.65, Barrier Price USD 618.65, Expires 11/16/12, Broker BNP Paribas SA		32,729	(33,846)
Strike Price USD 681.19, Barrier Price USD 622.80, Expires 12/21/12, Broker JPMorgan Chase & Co.		32,511	(108,261)

			(144,974)

	Notional Amount (000)
Over-the-Counter Call Options – (0.0)%
EUR Currency:
Strike Price EUR 1.37, Expires 11/01/12, Broker Deutsche Bank AG	EUR	50,480	(8,303)
Strike Price EUR 1.40, Expires 6/03/13, Broker Credit Suisse Group AG		75,999	(518,197)

	Contracts
Brazil BOVESPA Index:
Strike Price BRL 65,000.00, Expires 11/16/12, Broker Goldman Sachs Group, Inc.		410	(85,607)
Strike Price BRL 64,667.72, Expires 12/12/12, Broker Credit Suisse Group AG		450	(244,953)
Canon Inc., Strike Price JPY 2,758.05, Expires 1/18/13, Broker Deutsche Bank AG		95,300	(109,338)
EURO STOXX 50 Index, Strike Price USD 2,851.71, Expires 8/01/13, Broker Goldman Sachs Group, Inc.		11,027	(374,306)
Mattel, Inc., Strike Price USD 33.00, Expires 1/18/13, Broker Morgan Stanley		71,800	(216,487)
Mead Johnson Nutrition Co., Strike Price USD 100.00, Expires 1/18/13, Broker Morgan Stanley		282,048	(47,948)
Mitsui Fudosan Co., Ltd., Strike Price JPY 1,521.73, Expires 1/18/13, Broker Citigroup, Inc.		105,400	(145,304)
Russell 2000 Index:
Strike Price USD 851.80, Expires 11/16/12, Broker BNP Paribas SA		32,729	(453,781)
Strike Price USD 868.03, Expires 12/21/12, Broker JPMorgan Chase & Co.		32,511	(471,429)
Strike Price USD 847.22, Expires 1/18/13, Broker JPMorgan Chase & Co.		19,301	(551,767)
Strike Price USD 854.05, Expires 2/15/13, Broker BNP Paribas SA		19,273	(579,805)
Yahoo Japan Corp.:
Strike Price JPY 29,937.18, Expires 1/30/13, Broker Goldman Sachs Group, Inc.		8,265	(185,230)
Strike Price JPY 29,878.28, Expires 2/20/13, Broker Goldman Sachs Group, Inc		8,266	(202,130)
Yamada Denki Co., Ltd., Strike Price JPY 4,347.00, Expires 1/18/13, Broker Citigroup, Inc.		41,200	(32,042)

			(4,226,627)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Over-the-Counter Interest Rate Put Swaptions – (0.0)%
Receive a fixed rate of 3.15% and pay a floating rate based on 6-month LIBOR, expiring 4/30/13, Broker Morgan Stanley	JPY	3,301,281	$(1,622)

	Contracts
Over-the-Counter Put Options – (0.1)%
Brazil BOVESPA Index:
Strike Price BRL 46,466.95, Expires 11/16/12, Broker Goldman Sachs Group, Inc.		410	(37,312)
Strike Price BRL 46,392.06, Expires 12/12/12, Broker Credit Suisse Group AG		450	(81,828)
EURO STOXX 50 Index, Strike Price USD 1,979.84, Expires 8/01/13, Broker Goldman Sachs Group, Inc.		11,027	(993,137)
Mead Johnson Nutrition Co., Strike Price USD 60.00, Expires 1/17/14, Broker Morgan Stanley		282,048	(1,304,472)
Russell 2000 Index:
Strike Price USD 701.34, Expires 1/18/13, Broker JPMorgan Chase & Co.		19,301	(144,880)
Strike Price USD 702.35, Expires 2/15/13, Broker BNP Paribas SA		19,273	(208,834)
S&P 500 Index, Strike Price USD 1,149.60, Expires 12/20/13, Broker Citigroup, Inc.		11,200	(548,915)
Taiwan Taiex Index:
Strike Price TWD 5,758.51, Expires 12/18/13, Broker JPMorgan Chase & Co.		1,401	(276,119)
Strike Price TWD 6,524.53, Expires 12/18/13, Broker Citigroup, Inc.		2,114	(802,775)

			(4,398,272)

Total Options Written (Premiums Received – $28,297,330) – (0.2)%			(19,872,491)

Total Investments, Net of Options Written – 101.3%			10,738,511,803
Liabilities in Excess of Other Assets – (1.3)%			(141,500,973)

Net Assets – 100.0%			$10,597,010,830

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows

Tax cost	$9,927,237,924

Gross unrealized appreciation	$1,056,866,998
Gross unrealized depreciation	(225,720,628)

Net unrealized appreciation	$831,146,370

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with swaps.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.

(d)	Security, or a portion of security, is on loan.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Convertible security.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(l)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup, Inc.	$6,330,755	$8,501

(m)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

(n)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	5,001,683	–	(5,001,683)[1]	–	–	$1,220	–
BlackRock Liquidity Series LLC, Money Market Series	$62,810,683	–	$(15,849,607)[1]	$46,961,076	$46,961,076	$382,179	–
iShares Gold Trust	2,238,615	71,812	–	2,310,427	$39,901,074	–	–
iShares Silver Trust[2]	81,751	–	(81,751)	–	–	–	$666,275

[1]	Represents net shares/beneficial interest sold.

[2]	No longer held by the Fund as of report date.

(o)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(p)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(q)	Represents the current yield as of report date.

(r)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	INR	Indian Rupee
	AUD	Australian Dollar	JPY	Japanese Yen
	BRL	Brazilian Real	KRW	South Korean Won
	CAD	Canadian Dollar	LIBOR	London Interbank Offered Rate
	CHF	Swiss Franc	MXN	Mexican New Peso
	CNH	Chinese Renminbi (offshore)	SEK	Swedish Krona
	ESP	Spanish Peseta	SGD	Singapore Dollar
	EUR	Euro	S&P	Standard and Poor’s
	FKA	Formerly Known As	SPDR	Standard and Poor’s Depositary Receipts
	GBP	British Pound	TBA	To Be Announced
	GDR	Global Depositary Receipts	TRY	Turkish Lira
	HKD	Hong Kong Dollar	USD	US Dollar
	IDR	Indonesian Rupiah

•	Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
59	NIKKEI 225 Index	Chicago Mercantile	December 2012	USD	3,349,180	$52,581

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Financial futures contracts sold as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
280	TOPIX Index	Tokyo Stock Exchange	December 2012	USD	26,371,092	$(363,096)
193	DAX Index	Eurex Mercantile	December 2012	USD	44,881,341	914,045
1,530	S&P 500 E-Mini Index	Chicago Mercantile	December 2012	USD	109,716,300	1,546,489

Total						$2,097,438

•	Foreign currency exchange contracts as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	1,883,040	USD	2,004,023	UBS AG	10/01/12	$(1,854)
GBP	1,225,877	USD	1,986,399	Brown Brothers Harriman & Co.	10/01/12	(6,853)
JPY	158,028,727	USD	2,034,644	Barclays Plc	10/01/12	(9,673)
SEK	16,546,691	USD	2,528,142	Credit Suisse Group AG	10/01/12	(9,160)
USD	130,899	BRL	266,182	Brown Brothers Harriman & Co.	10/01/12	(404)
USD	112,828	BRL	229,210	Brown Brothers Harriman & Co.	10/01/12	(237)
USD	304,282	CAD	299,351	Barclays Plc	10/01/12	(215)
USD	564,470	EUR	439,276	Brown Brothers Harriman & Co.	10/01/12	(22)
USD	241,508	EUR	187,944	Brown Brothers Harriman & Co.	10/01/12	(9)
USD	3,653,913	EUR	2,842,185	Credit Suisse Group AG	10/01/12	1,564
USD	1,046,230	IDR	10,042,764,689	Brown Brothers Harriman & Co.	10/01/12	(3,170)
USD	211,800	INR	11,212,052	Brown Brothers Harriman & Co.	10/01/12	(771)
USD	824,915	SGD	1,013,235	Goldman Sachs Group, Inc.	10/01/12	(733)
USD	191,663	TRY	344,606	UBS AG	10/01/12	(78)
AUD	294,833	USD	307,057	Deutsche Bank AG	10/02/12	(1,226)
BRL	19,987,785	USD	9,843,290	Barclays Plc	10/02/12	16,266
BRL	19,987,785	USD	9,835,540	Barclays Plc	10/02/12	19,884
BRL	10,165,500	USD	5,008,869	UBS AG	10/02/12	3,458
BRL	10,165,500	USD	5,006,156	UBS AG	10/02/12	8,273
CHF	6,968,548	USD	7,407,045	Credit Suisse Group AG	10/02/12	2,363
GBP	805,087	USD	1,299,322	Brown Brothers Harriman & Co.	10/02/12	732
JPY	150,769,758	USD	1,938,139	Deutsche Bank AG	10/02/12	(6,184)
SEK	8,013,208	USD	1,222,838	Deutsche Bank AG	10/02/12	(2,949)
USD	9,729,730	BRL	19,987,785	Barclays Plc	10/02/12	(125,693)
USD	9,843,290	BRL	19,987,785	Barclays Plc	10/02/12	(16,266)
USD	174,829	BRL	354,991	Brown Brothers Harriman & Co.	10/02/12	(280)
USD	4,935,907	BRL	10,165,500	UBS AG	10/02/12	(76,420)
USD	5,006,156	BRL	10,165,500	UBS AG	10/02/12	(8,273)
USD	25,357	CAD	24,852	Brown Brothers Harriman & Co.	10/02/12	77
USD	67,431	CAD	66,177	Brown Brothers Harriman & Co.	10/02/12	117
USD	2,716	CAD	2,671	Goldman Sachs Group, Inc.	10/02/12	(1)
USD	2,642,036	EUR	2,055,420	Credit Suisse Group AG	10/02/12	720
USD	178,105	GBP	109,758	Brown Brothers Harriman & Co.	10/02/12	867
USD	1,049,875	KRW	1,171,135,824	Brown Brothers Harriman & Co.	10/02/12	(3,849)
USD	229,787	KRW	256,327,360	Brown Brothers Harriman & Co.	10/02/12	(843)
USD	155,112	KRW	173,027,594	Brown Brothers Harriman & Co.	10/02/12	(569)
USD	1,707,063	SGD	2,095,676	UBS AG	10/02/12	(626)
AUD	305,334	USD	317,178	Brown Brothers Harriman & Co.	10/03/12	(455)
USD	1,535,267	HKD	11,904,506	Credit Suisse Group AG	10/03/12	4
USD	26,619,989	AUD	26,098,029	Deutsche Bank AG	10/04/12	(486,922)
USD	50,227,049	AUD	49,189,640	UBS AG	10/04/12	(864,136)
USD	26,579,648	EUR	21,131,520	UBS AG	10/04/12	(589,693)
USD	635,823	KRW	708,306,863	Brown Brothers Harriman & Co.	10/04/12	(1,473)
USD	544,513	KRW	606,587,434	Brown Brothers Harriman & Co.	10/04/12	(1,262)

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Foreign currency exchange contracts as of September 30, 2012 (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	164,829	KRW	183,619,018	Brown Brothers Harriman & Co.	10/04/12	$(382)
CHF	19,237,343	EUR	15,977,860	Credit Suisse Group AG	10/05/12	(76,994)
CHF	30,617,994	EUR	25,451,367	UBS AG	10/05/12	(149,722)
USD	14,216,080	AUD	13,643,595	JPMorgan Chase & Co.	10/11/12	53,847
USD	5,140,773	AUD	4,932,238	UBS AG	10/11/12	21,044
USD	35,648,812	EUR	27,724,790	Credit Suisse Group AG	10/11/12	(108)
USD	37,758,587	GBP	23,501,000	JPMorgan Chase & Co.	10/11/12	(152,199)
JPY	766,455,200	USD	9,843,765	Deutsche Bank AG	10/12/12	(6,523)
USD	15,385,355	AUD	14,736,930	Barclays Plc	10/12/12	89,580
USD	4,211,513	EUR	3,241,670	Deutsche Bank AG	10/12/12	43,288
USD	8,407,665	EUR	6,490,000	Deutsche Bank AG	10/12/12	62,651
USD	26,252,405	JPY	2,060,000,000	UBS AG	10/15/12	(187,777)
INR	349,920,000	USD	6,480,000	Credit Suisse Group AG	10/18/12	134,233
MXN	251,270,420	USD	17,939,174	UBS AG	10/18/12	1,561,063
USD	19,035,926	MXN	251,270,420	UBS AG	10/18/12	(464,311)
JPY	763,898,100	USD	9,718,805	Credit Suisse Group AG	10/25/12	86,659
JPY	1,340,263,800	USD	17,100,000	Credit Suisse Group AG	10/25/12	103,746
USD	41,404,770	EUR	31,693,792	Credit Suisse Group AG	10/25/12	646,870
USD	39,899,617	EUR	30,552,880	UBS AG	10/25/12	608,918
USD	42,848,672	GBP	26,423,700	Deutsche Bank AG	10/26/12	225,032
USD	19,771,337	GBP	12,197,000	JPMorgan Chase & Co.	10/26/12	96,555
CHF	17,379,630	EUR	14,355,619	UBS AG	11/01/12	36,424
USD	25,468,037	EUR	19,662,869	Barclays Plc	11/01/12	180,051
USD	39,223,489	EUR	30,278,588	JPMorgan Chase & Co.	11/01/12	282,859
USD	9,092,770	GBP	5,605,900	Deutsche Bank AG	11/01/12	50,147
USD	13,344,770	GBP	8,227,000	Goldman Sachs Group, Inc.	11/01/12	74,169
USD	23,803,227	JPY	1,890,000,000	Deutsche Bank AG	11/09/12	(459,920)
AUD	28,239,000	USD	27,562,676	JPMorgan Chase & Co.	11/15/12	1,660,058
USD	14,772,921	AUD	14,631,000	Goldman Sachs & Co.	11/15/12	(367,765)
USD	14,483,098	AUD	14,279,050	Goldman Sachs & Co.	11/15/12	(293,378)
USD	27,597,975	AUD	28,239,000	JPMorgan Chase & Co.	11/15/12	(1,624,759)
USD	29,091,122	MXN	385,631,910	Deutsche Bank AG	11/15/12	(753,134)
USD	13,626,836	EUR	11,186,501	HSBC Holdings Plc	12/05/12	(765,090)
USD	16,443,595	JPY	1,290,000,000	Credit Suisse Group AG	12/10/12	(121,906)
USD	6,933,052	MXN	91,492,720	Goldman Sachs Group, Inc.	12/13/12	(128,305)
USD	26,104,137	MXN	347,080,610	JPMorgan Chase & Co.	12/13/12	(683,354)
USD	7,841,704	EUR	6,429,023	Credit Suisse Group AG	1/09/13	(433,161)
USD	27,945,080	JPY	2,190,000,000	UBS AG	1/16/13	(192,373)
USD	7,843,665	EUR	6,429,023	Credit Suisse Group AG	1/23/13	(432,490)
USD	20,432,243	SGD	25,715,000	UBS AG	1/24/13	(537,997)
USD	28,573,386	SGD	35,451,000	UBS AG	2/07/13	(337,460)

Total						$(4,317,888)

•	Credit default swaps on traded indexes - buy protection outstanding as of September 30, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Dow Jones CDX North America High Yield Index Series 18	5.00%	Deutsche Bank AG	6/20/17	USD	24,986	$(1,819,746)
Dow Jones CDX North America High Yield Index Series 18	5.00%	JPMorgan Chase & Co.	6/20/17	USD	13,038	(934,379)

Total						$(2,754,125)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Interest rate swaps outstanding as of September 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.54%[1]	3-Month LIBOR	Deutsche Bank AG	9/14/15	USD	64,834	$(68,739)
0.50%[1]	3-Month LIBOR	JPMorgan Chase & Co.	9/17/15	USD	65,081	(15,489)
1.28%[2]	3-Month LIBOR	UBS AG	6/22/16	USD	29,028	119,799
1.30%[2]	3-Month LIBOR	Deutsche Bank AG	8/17/16	USD	31,903	117,053
1.35%[2]	3-Month LIBOR	Deutsche Bank AG	8/24/16	USD	35,881	145,980
1.01%[2]	3-Month LIBOR	Deutsche Bank AG	9/27/16	USD	259,423	76,345
1.00%[2]	3-Month LIBOR	Goldman Sachs Group, Inc.	9/28/16	USD	259,646	41,240
1.57%[2]	3-Month LIBOR	Deutsche Bank AG	9/27/17	USD	129,712	23,194
1.55%[2]	3-Month LIBOR	Goldman Sachs Group, Inc.	9/28/17	USD	129,823	(13,347)
1.24%[2]	3-Month LIBOR	Deutsche Bank AG	9/14/18	USD	25,933	185,064
1.22%[2]	3-Month LIBOR	Deutsche Bank AG	9/17/18	USD	25,891	150,498
1.19%[2]	3-Month LIBOR	JPMorgan Chase & Co.	9/17/18	USD	26,450	113,748

Total						$875,346

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

•	Total return swaps outstanding as of September 30, 2012 were as follows:

Reference Entity	Fixed Amount		Counterparty	Expiration Date	Contract Amount		Unrealized Appreciation
SGX Nikkei Stock Average Dividend Point Index Futures December 2013	JPY	434,255,500	Citigroup, Inc.	3/31/14	USD	265	$1,419,909

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

20	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Common Stocks:
Argentina	$6,451,184	–	–	$6,451,184
Australia	–	$33,472,225	–	33,472,225
Belgium	–	4,042,465	–	4,042,465
Brazil	123,720,262	–	–	123,720,262
Canada	257,697,532	–	$4	257,697,536
Chile	5,307,142	–	–	5,307,142
China	–	61,790,936	–	61,790,936
Denmark	–	5,640,762	–	5,640,762
France	24,413,161	120,394,752	–	144,807,913
Germany	–	266,094,030	–	266,094,030
Hong Kong	–	37,190,311	–	37,190,311
India	–	535,566	–	535,566
Indonesia	–	3,109,975	–	3,109,975
Ireland	8,580,189	–	–	8,580,189
Israel	22,360,979	–	–	22,360,979
Italy	–	51,455,286	–	51,455,286
Japan	7,642,363	566,747,028	–	574,389,391
Kazakhstan	12,229,656	–	–	12,229,656
Malaysia	16,743,858	33,554,155	–	50,298,013
Mexico	24,849,747	–	–	24,849,747
Netherlands	20,428,361	46,735,332	–	67,163,693
Norway	–	11,876,630	–	11,876,630
Philippines	4,760,311	–	–	4,760,311
Portugal	–	2,625,152	–	2,625,152
Russia	12,870,643	11,672,299	–	24,542,942
Singapore	–	72,676,199	–	72,676,199
South Africa	15,548,676	6,617,364	–	22,166,040
South Korea	20,895,452	87,624,459	–	108,519,911
Spain	–	17,997,043	–	17,997,043
Sweden	–	6,640,551	–	6,640,551
Switzerland	3,077,837	134,331,027	–	137,408,864
Taiwan	12,611,957	34,174,442	–	46,786,399
Thailand	31,470,435	–	–	31,470,435
Turkey	–	835,662	–	835,662
United Arab Emirates	2,953,768	–	–	2,953,768
United Kingdom	94,646,166	243,923,766	8,778,410	347,348,342
United States	3,488,518,422	3,447,200	–	3,491,965,622
Corporate Bonds	–	633,156,620	44,157,073	677,313,693
Floating Rate Loan Interests	–	5,381,590	27,750,103	33,131,693
Foreign Agency Obligations	–	950,341,367	–	950,341,367
Non-Agency Mortgage-Backed Securities	–	9,568,148	–	9,568,148
US Treasury Obligations	–	652,635,104	–	652,635,104
Investment Companies	294,287,100	–	–	294,287,100
Preferred Securities	102,606,736	7,728,017	–	110,334,753
Warrants	590,424	249,604	–	840,028
Short-Term Securities:
Foreign Agency Obligations	–	295,429,544	–	295,429,544
Money Market Funds	–	46,961,076	–	46,961,076
Time Deposits	–	2,499,949	–	2,499,949
US Treasury Obligations	–	1,517,104,926	–	1,517,104,926

Total	$4,615,262,361	$5,986,260,562	$80,685,590	$10,682,208,513

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	21

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$26,119,940	$51,482,958	–	$77,602,898
Foreign currency exchange contracts	–	8,577,426	–	8,577,426
Interest rate contracts	–	972,921	–	972,921
Liabilities:
Credit contracts	–	(2,754,125)	–	(2,754,125)
Equity contracts	(11,464,092)	(8,243,373)	–	(19,707,465)
Foreign currency exchange contracts	–	(10,915,907)	–	(10,915,907)
Interest rate contracts	–	(99,197)	–	(99,197)

Total	$14,655,848	$39,020,703	–	$53,676,551

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,527,326	–	–	$1,527,326
Liabilities:
Bank overdraft	–	$(860,375)	–	(860,375)
Cash received as collateral for Swaps	–	(42,605,000)	–	(42,605,000)
Collateral on securities loaned at value	–	(46,961,076)	–	(46,961,076)

Total	$1,527,326	$(90,426,451)	–	$(88,899,125)

There were no transfers between levels during the period ended September 30, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

22	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina – 0.5%
Arcos Dorados Holdings, Inc., Class A	13,800	$212,934

Australia – 1.6%
Australia & New Zealand Banking Group Ltd.	6,800	173,778
BHP Billiton Ltd.	6,500	222,097
Newcrest Mining Ltd.	7,400	222,452
PanAust Ltd.	34,400	108,289

		726,616

Belgium – 0.9%
Anheuser-Busch InBev NV	4,742	405,672

Brazil – 0.4%
Banco Bradesco SA, Preference Shares	10,900	175,121

Canada – 1.5%
Saputo, Inc.	5,800	249,262
The Toronto-Dominion Bank	2,500	208,499
TransCanada Corp.	4,300	195,689

		653,450

China – 0.5%
China Construction Bank Corp., Class H	310,400	214,080

France – 4.0%
Arkema	1,300	121,683
BNP Paribas SA	3,040	144,130
Danone SA	5,300	326,104
LVMH Moet Hennessy Louis Vuitton SA	1,400	210,165
Sanofi	6,100	522,016
Technip SA	3,800	422,224

		1,746,322

Germany – 4.6%
Allianz AG, Registered Shares	2,500	298,159
Continental AG	1,500	147,112
Daimler AG, Registered Shares	4,700	228,117
Deutsche Bank AG, Registered Shares	8,400	332,719
Deutsche Lufthansa AG, Registered Shares	18,700	253,779
GSW Immobilien AG	2,200	81,688
Merck KGaA	1,700	209,853
SAP AG-ADR	3,300	235,389
Volkswagen AG, Preference Shares	1,200	219,414

		2,006,230

Hong Kong – 1.9%
AIA Group Ltd.	121,000	448,357
BOC Hong Kong Holdings Ltd.	72,000	227,707
Wharf Holdings Ltd.	23,600	163,189

		839,253

India – 0.9%
ICICI Bank Ltd.	12,100	242,498
Jubilant Foodworks Ltd.(a)	6,634	172,215

		414,713

Indonesia – 0.8%
Bank Mandiri Persero Tbk PT	238,500	203,514
Tower Bersama Infrastructure Tbk PT(a)	287,500	133,514

		337,028

Ireland – 1.8%
Experian Plc	22,300	371,311
Ingersoll-Rand Plc	9,300	416,826

		788,137

Italy – 0.7%
Eni SpA	9,700	212,658
Intesa Sanpaolo SpA	64,900	98,962

		311,620

Japan – 4.1%
Bridgestone Corp.	6,800	157,707
Hino Motors Ltd.	30,200	197,699
Honda Motor Co. Ltd.	7,300	225,609
ORIX Corp.	2,400	240,383
Softbank Corp.	7,200	291,107
Sumitomo Mitsui Financial Group, Inc.	6,500	202,528
Tokio Marine Holdings, Inc.	11,900	302,815
Yahoo! Japan Corp.	499	189,845

		1,807,693

Mexico – 1.2%
Fomento Economico Mexicano SAB de CV-ADR	2,700	248,346
Fresnillo Plc	9,100	273,138
Grupo Financiero Santander Mexico SAB de C.V. ADR(a)	1,000	13,700

		535,184

Netherlands – 1.5%
Royal Dutch Shell Plc, Class A	14,500	502,054
Unilever NV CVA	5,100	180,876

		682,930

Norway – 3.6%
Seadrill Ltd.	10,600	416,416
Statoil ASA	21,200	547,100
Subsea 7 SA	26,746	617,816

		1,581,332

Russia – 0.5%
Magnit OJSC-GDR	6,400	217,961

Singapore – 1.0%
Keppel Corp. Ltd.	48,000	443,798

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Korea – 0.6%
Samsung Electronics Co. Ltd.	225	$271,147

Sweden – 2.9%
Electrolux AB, Series B	5,815	143,686
Svenska Cellulosa AB-B Shares	49,146	913,715
Volvo AB, B Shares	14,500	203,717

		1,261,118

Switzerland – 1.7%
GAM Holding AG	16,300	212,724
Roche Holding AG	2,900	542,435

		755,159

Taiwan – 0.5%
First Financial Holding Co. Ltd.	346,259	213,470

Thailand – 0.5%
Bangkok Bank PCL	34,900	219,401

United Kingdom – 8.6%
Afren Plc(a)	150,800	342,642
Antofagasta Plc	9,145	187,033
APR Energy Plc	2,324	31,355
AstraZeneca Plc	3,800	181,431
Aveva Group Plc	3,200	101,818
Babcock International Group Plc	7,600	113,952
Barclays Plc	85,400	296,560
British American Tobacco Plc	11,100	570,355
Diageo Plc	11,600	326,634
HSBC Holdings Plc	30,825	286,357
Inmarsat Plc	22,900	218,639
National Grid Plc	27,200	300,039
Unilever Plc	5,600	204,467
Vodafone Group Plc - ADR	14,000	398,930
Xstrata Plc	12,500	193,912

		3,754,124

United States – 51.1%
Abbott Laboratories	5,200	356,512
Accenture Plc, Class A	4,900	343,147
Air Products & Chemicals, Inc.	2,600	215,020
Amazon.com, Inc.(a)	1,000	254,320
American Electric Power Co., Inc.	6,600	290,004
Amgen, Inc.	6,500	548,080
Apple, Inc.	1,360	907,474
AT&T, Inc.	11,500	433,550
Capital One Financial Corp.	900	51,309
Cardinal Health, Inc.	4,900	190,953
Celgene Corp.(a)	6,400	488,960
Cisco Systems, Inc.	17,702	337,931
Citigroup, Inc.	4,540	148,549
Comcast Corp., Class A	8,300	296,891
ConAgra Foods, Inc.	10,839	299,048
Costco Wholesale Corp.	3,600	360,450
Crown Holdings, Inc.(a)	7,600	279,300
CSX Corp.	15,500	321,625
DIRECTV(a)	4,500	236,070
Dominion Resources, Inc.	5,600	296,464
Eaton Corp.	7,900	373,354
eBay, Inc.(a)	9,100	440,531
Eli Lilly & Co.	10,500	497,805
EMC Corp.(a)	4,700	128,169
Express Scripts Holding Co.(a)	4,400	275,748
Exxon Mobil Corp.	9,200	841,340
F5 Networks, Inc.(a)	1,674	175,268
Federal Realty Investment Trust	1,900	200,070
FedEx Corp.	3,800	321,556
The Gap, Inc.	7,300	261,194
The Goldman Sachs Group, Inc.	2,400	272,832
Google, Inc., Class A(a)	700	528,150
The Hain Celestial Group, Inc.(a)	1,630	102,690
International Business Machines Corp.	700	145,215
International Paper Co.	7,800	283,296
Intuit, Inc.	3,600	211,968
JPMorgan Chase & Co.	10,600	429,088
KeyCorp	41,600	363,584
Kraft Foods, Inc.(a)	8,400	347,340
Las Vegas Sands Corp.	4,700	217,939
Liberty Global, Inc., Class A(a)	4,600	279,450
Linear Technology Corp.	5,981	190,495
Lowe’s Cos., Inc.	9,600	290,304
Merck & Co., Inc.	9,600	432,960
MetLife, Inc.	7,100	244,666
Microsoft Corp.	7,000	208,460
Monsanto Co.	3,500	318,570
The NASDAQ OMX Group, Inc.	8,700	202,666
National Oilwell Varco, Inc.	5,300	424,583
NetApp, Inc.(a)	11,564	380,224
NII Holdings, Inc.(a)	2,700	21,195
NIKE, Inc., Class B	2,200	208,802
Owens Corning, Inc.(a)	7,400	247,604
PartnerRe Ltd.	2,800	207,984
Perrigo Co.	1,500	174,255
PPL Corp.	9,300	270,165
Ralcorp Holdings, Inc.(a)	1,409	102,857
Reynolds American, Inc.	4,700	203,698
Riverbed Technology, Inc.(a)	10,063	234,166
Rockwell Automation, Inc.	3,400	236,470
Rowan Cos. Plc, Class A(a)	11,800	398,486
Schlumberger Ltd.	5,200	376,116
SPX Corp.	4,500	294,345
Teradata Corp.(a)	5,123	386,325
Time Warner, Inc.	10,300	466,899
United Rentals, Inc.(a)	10,135	331,516
Verizon Communications, Inc.	6,900	314,433
Vertex Pharmaceuticals, Inc.(a)	3,600	201,420
Visa, Inc., Class A	3,300	443,124
Wells Fargo & Co.	19,200	662,976
Weyerhaeuser Co.	4,584	119,826
Whirlpool Corp.	3,500	290,185

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
Xilinx, Inc.	6,400	$213,824

		22,451,843

Total Long-Term Investments (Cost – $39,772,518) – 97.9%		43,026,336

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.15%(b)(c)	728,871	728,871

Total Short-Term Securities (Cost – $728,871) – 1.7%		728,871

Total Investments (Cost – $40,501,389*) – 99.6%		43,755,207
Other Assets Less Liabilities – 0.4%		188,908

Net Assets – 100.0%		$43,944,115

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$40,726,530

Gross unrealized appreciation	$4,443,345
Gross unrealized depreciation	(1,414,668)

Net unrealized appreciation	$3,028,677

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Net Activity	Shares/ Beneficial Interest Held at September 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,242,262	(513,391)	728,871	$901
BlackRock Liquidity Series LLC, Money Market Series	$102,965	$(102,965)	–	$1,436

(c)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	213,000	USD	221,946	UBS AG	10/02/12	$(1,001)
AUD	845,000	USD	875,406	Citigroup Inc.	10/17/12	1,249
AUD	13,000	USD	13,545	Royal Bank of Scotland Group Plc	10/17/12	(58)
AUD	917,000	USD	920,154	UBS AG	10/17/12	31,199
CAD	8,000	USD	8,250	Citigroup Inc.	10/17/12	(121)
CAD	48,000	USD	48,693	Citigroup Inc.	10/17/12	83
CAD	200,000	USD	202,409	Citigroup Inc.	10/17/12	827
CAD	775,000	USD	759,132	Citigroup Inc.	10/17/12	28,405
CAD	50,000	USD	50,575	Credit Suisse Group AG	10/17/12	234
CAD	27,000	USD	27,309	UBS AG	10/17/12	128
CAD	179,000	USD	180,304	UBS AG	10/17/12	1,592
CHF	191,000	USD	202,233	Citigroup Inc.	10/17/12	1,013
CHF	185,000	USD	189,423	UBS AG	10/17/12	7,438
CHF	872,000	USD	887,684	UBS AG	10/17/12	40,224
DKK	1,036,000	USD	170,304	UBS AG	10/17/12	8,410
EUR	85,000	USD	110,902	Citigroup Inc.	10/17/12	(1,601)
EUR	14,000	USD	17,828	Citigroup Inc.	10/17/12	174

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

•	Foreign currency exchange contracts as of September 30, 2012 were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	144,000	USD	176,723	Citigroup Inc.	10/17/12	$8,445
EUR	242,000	USD	300,775	Citigroup Inc.	10/17/12	10,410
EUR	52,000	USD	64,293	Deutsche Bank AG	10/17/12	2,573
EUR	67,000	USD	86,466	UBS AG	10/17/12	(311)
EUR	33,000	USD	41,488	UBS AG	10/17/12	947
EUR	340,000	USD	435,361	UBS AG	10/17/12	1,841
EUR	65,000	USD	80,285	UBS AG	10/17/12	3,297
GBP	1,000	USD	1,616	Citigroup Inc.	10/17/12	(3)
GBP	41,000	USD	65,943	Citigroup Inc.	10/17/12	195
GBP	135,000	USD	210,353	Citigroup Inc.	10/17/12	7,419
GBP	299,000	USD	463,144	UBS AG	10/17/12	19,181
HKD	159,000	USD	20,507	Citigroup Inc.	10/17/12	(1)
HKD	49,000	USD	6,319	Citigroup Inc.	10/17/12	–
HKD	84,000	USD	10,832	Citigroup Inc.	10/17/12	1
HKD	715,000	USD	92,207	Citigroup Inc.	10/17/12	4
HKD	244,100	USD	31,477	Citigroup Inc.	10/17/12	4
HKD	194,000	USD	25,015	Citigroup Inc.	10/17/12	4
HKD	250,000	USD	32,236	Citigroup Inc.	10/17/12	5
HKD	280,000	USD	36,103	UBS AG	10/17/12	7
JPY	2,496,000	USD	32,212	Citigroup Inc.	10/17/12	(175)
JPY	1,625,000	USD	20,738	Citigroup Inc.	10/17/12	119
JPY	8,071,000	USD	102,669	Citigroup Inc.	10/17/12	924
JPY	13,264,000	USD	168,638	Citigroup Inc.	10/17/12	1,608
JPY	4,122,000	USD	52,477	JPMorgan Chase & Co.	10/17/12	430
JPY	14,000,000	USD	179,169	UBS AG	10/17/12	524
JPY	13,306,000	USD	169,456	UBS AG	10/17/12	1,330
JPY	68,442,000	USD	864,626	UBS AG	10/17/12	13,844
MXN	4,915,000	USD	362,720	UBS AG	10/17/12	18,755
SEK	719,000	USD	107,249	UBS AG	10/17/12	2,179
SGD	12,000	USD	9,753	Royal Bank of Scotland Group Plc	10/17/12	32
SGD	258,000	USD	203,434	UBS AG	10/17/12	6,948
USD	407,470	AUD	395,000	Citigroup Inc.	10/17/12	(2,327)
USD	544,015	AUD	522,000	Citigroup Inc.	10/17/12	2,460
USD	221,649	AUD	213,000	UBS AG	10/17/12	670
USD	99,605	CAD	100,000	Goldman Sachs Group, Inc.	10/17/12	(2,013)
USD	50,027	CHF	49,000	Citigroup Inc.	10/17/12	(2,115)
USD	215,502	CHF	200,000	Royal Bank of Scotland Group Plc	10/17/12	2,679
USD	187,612	CHF	185,000	Royal Bank of Scotland Group Plc	10/17/12	(9,249)
USD	156,397	CHF	153,000	UBS AG	10/17/12	(6,413)
USD	35,800	CHF	35,000	UBS AG	10/17/12	(1,444)
USD	129,726	EUR	105,000	Citigroup Inc.	10/17/12	(5,292)
USD	2,737,041	EUR	2,243,000	UBS AG	10/17/12	(147,209)
USD	227,316	EUR	185,000	UBS AG	10/17/12	(10,574)
USD	110,213	EUR	90,000	UBS AG	10/17/12	(5,517)
USD	98,222	EUR	80,000	UBS AG	10/17/12	(4,650)
USD	67,378	EUR	55,000	UBS AG	10/17/12	(3,346)
USD	357,634	EUR	276,000	UBS AG	10/17/12	2,729
USD	68,781	GBP	44,000	Citigroup Inc.	10/17/12	(2,197)
USD	53,355	GBP	34,000	Citigroup Inc.	10/17/12	(1,492)
USD	28,098	GBP	18,000	Citigroup Inc.	10/17/12	(938)
USD	28,141	GBP	18,000	Citigroup Inc.	10/17/12	(895)
USD	28,512	GBP	18,000	Citigroup Inc.	10/17/12	(524)
USD	14,077	GBP	9,000	Citigroup Inc.	10/17/12	(441)
USD	9,309	GBP	6,000	Citigroup Inc.	10/17/12	(369)
USD	4,662	GBP	3,000	Citigroup Inc.	10/17/12	(177)
USD	209,712	GBP	135,000	UBS AG	10/17/12	(8,060)

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

•	Foreign currency exchange contracts as of September 30, 2012 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	174,201	GBP	111,000	UBS AG	10/17/12	$(4,856)
USD	104,741	GBP	67,000	UBS AG	10/17/12	(3,338)
USD	23,673	GBP	15,000	UBS AG	10/17/12	(524)
USD	26,967	GBP	17,000	UBS AG	10/17/12	(457)
USD	19,104	GBP	12,000	UBS AG	10/17/12	(254)
USD	12,704	GBP	8,000	UBS AG	10/17/12	(201)
USD	166,844	HKD	1,294,000	Royal Bank of Scotland Group Plc	10/17/12	(37)
USD	36,362	HKD	282,000	UBS AG	10/17/12	(6)
USD	34,040	JPY	2,660,000	Citigroup Inc.	10/17/12	(102)
USD	159,110	JPY	12,440,000	UBS AG	10/17/12	(560)
USD	69,673	NOK	407,000	Citigroup Inc.	10/17/12	(1,286)
USD	499,551	NOK	2,974,000	Credit Suisse Group AG	10/17/12	(18,955)
USD	268,722	NOK	1,653,000	UBS AG	10/17/12	(19,473)
USD	105,848	NOK	648,000	UBS AG	10/17/12	(7,128)
USD	105,603	NOK	642,000	UBS AG	10/17/12	(6,327)
USD	155,363	NOK	923,000	UBS AG	10/17/12	(5,559)
USD	113,771	NOK	661,000	UBS AG	10/17/12	(1,472)
USD	33,078	NOK	197,000	UBS AG	10/17/12	(1,268)
USD	53,885	SEK	377,000	Citigroup Inc.	10/17/12	(3,492)
USD	27,160	SEK	192,000	Citigroup Inc.	10/17/12	(2,061)
USD	172,170	SEK	1,140,000	Citigroup Inc.	10/17/12	(1,331)
USD	10,084	SEK	70,000	Citigroup Inc.	10/17/12	(570)
USD	77,981	SEK	523,000	Credit Suisse Group AG	10/17/12	(1,617)
USD	185,808	SEK	1,313,000	UBS AG	10/17/12	(14,022)
USD	68,737	SEK	485,000	UBS AG	10/17/12	(5,077)
USD	61,405	SEK	436,000	UBS AG	10/17/12	(4,952)
USD	117,950	SEK	782,000	UBS AG	10/17/12	(1,065)
USD	22,238	SEK	149,000	UBS AG	10/17/12	(439)
USD	23,053	SEK	153,000	UBS AG	10/17/12	(233)
USD	27,759	SGD	35,000	Deutsche Bank AG	10/17/12	(782)
USD	134,116	SGD	168,000	UBS AG	10/17/12	(2,877)
USD	88,840	SGD	112,000	UBS AG	10/17/12	(2,489)
USD	90,429	SGD	112,000	UBS AG	10/17/12	(900)
USD	26,496	SGD	33,000	UBS AG	10/17/12	(413)

Total						$(102,096)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	JPY	Japanese Yen
	AUD	Australian Dollar	MXN	Mexican New Peso
	CAD	Canadian Dollar	NOK	Norwegian Krone
	CHF	Swiss Franc	SEK	Swedish Krona
	DKK	Danish Krone	SGD	Singapore Dollar
	EUR	Euro	USD	US Dollar
	GBP	British Pound
	GDR	Global Depositary Receipts
	HKD	Hong Kong Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	5

Schedule of Investments (concluded)	BlackRock Global Opportunities V.I. Fund

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$212,934	–	–	$212,934
Australia	–	$726,616	–	726,616
Belgium	–	405,672	–	405,672
Brazil	175,121	–	–	175,121
Canada	653,450	–	–	653,450
China	–	214,080	–	214,080
France	–	1,746,322	–	1,746,322
Germany	235,389	1,770,841	–	2,006,230
Hong Kong	–	839,253	–	839,253
India	–	414,713	–	414,713
Indonesia	–	337,028	–	337,028
Ireland	416,826	371,311	–	788,137
Italy	–	311,620	–	311,620
Japan	–	1,807,693	–	1,807,693
Mexico	262,046	–	–	262,046
Netherlands	–	682,930	–	682,930
Norway	–	1,581,332	–	1,581,332
Russia	–	217,961	–	217,961
Singapore	–	443,798	–	443,798
South Korea	–	271,147	–	271,147
Sweden	–	1,261,118	–	1,261,118
Switzerland	–	755,159	–	755,159
Taiwan	–	213,470	–	213,470
Thailand	–	219,401	–	219,401
United Kingdom	828,771	3,596,977	–	4,425,748
United States	22,053,357	–	–	22,053,357
Short-Term Securities	728,871	–	–	728,871

Total	$25,566,765	$18,188,442	–	$43,755,207

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$230,540	–	$230,540
Liabilities:
Foreign currency exchange contracts	–	(332,636)	–	(332,636)

Total	–	$(102,096)	–	$(102,096)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instruments.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$9,186	–	–	$9,186
Foreign Currency	123,368	–	–	123,368

Total	$132,554	–	–	$132,554

There were no transfers between levels during the period ended September 30, 2012.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Auto Components – 1.3%
Delphi Automotive Plc(a)		62,374	$1,933,597

Biotechnology – 0.0%
Ironwood Pharmaceuticals, Inc.(a)		3,640	46,519

Capital Markets – 0.4%
American Capital Ltd.(a)		46,859	531,381

Chemicals – 0.2%
ADA-ES, Inc.(a)		960	22,666
CF Industries Holdings, Inc.(b)		560	124,454
Huntsman Corp.		7,250	108,243

			255,363

Commercial Banks – 0.4%
CIT Group, Inc.(a)		15,374	605,582

Electrical Equipment – 0.0%
Medis Technologies Ltd.(a)		33,870	136

Hotels, Restaurants & Leisure – 0.0%
Travelport Worldwide Ltd.		36,819	4,786

Insurance – 0.6%
American International Group, Inc.(a)		28,271	927,006

Media – 0.8%
Charter Communications, Inc., Class A(a)		15,210	1,141,815
DISH Network Corp., Class A		3,100	94,891

			1,236,706

Paper & Forest Products – 0.2%
Ainsworth Lumber Co. Ltd.(a)		52,562	126,713
Ainsworth Lumber Co. Ltd.		59,550	144,379

			271,092

Semiconductors & Semiconductor Equipment – 0.0%
NXP Semiconductors NV(a)		2,900	72,529

Software – 0.0%
Bankruptcy Management Solutions, Inc.		271	3

Total Common Stocks – 3.9%			5,884,700

Corporate Bonds	Par (000)

Aerospace & Defense – 0.6%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	USD	120	130,050
7.13%, 3/15/21		270	290,588
Kratos Defense & Security Solutions, Inc.,
10.00%, 6/01/17		314	339,120
Meccanica Holdings USA, Inc.,
6.25%, 7/15/19(c)		200	188,503

			948,261

Air Freight & Logistics – 0.4%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		273	276,898
Series 2, 12.38%, 8/16/15		276	280,151

			557,049

Airlines – 0.6%
American Airlines Pass-Through Trust, Series 2011-2, Class A,
8.63%, 4/15/23		530	570,284
Delta Air Lines, Inc., Series 2009-1 Series B,
9.75%, 6/17/18		59	64,838
US Airways Pass Through Trust, Series 2012-1, Class C,
9.13%, 10/01/15		230	233,450

			868,572

Auto Components – 1.3%
Delphi Corp.,
6.13%, 5/15/21		180	199,350
Icahn Enterprises LP:
4.00%, 8/15/13(c)(d)(e)		155	155,233
8.00%, 1/15/18		700	750,750
IDQ Holdings, Inc.,
11.50%, 4/01/17(c)		215	228,437
Jaguar Land Rover Plc,
8.25%, 3/15/20	GBP	248	431,507
Titan International, Inc.,
7.88%, 10/01/17	USD	220	233,200

			1,998,477

Building Products – 0.6%
Building Materials Corp. of America(c):
7.00%, 2/15/20		160	173,600
6.75%, 5/01/21		290	317,550
Momentive Performance Materials, Inc.,
11.50%, 12/01/16		85	47,813
USG Corp.,
9.75%, 1/15/18		320	345,600

			884,563

Capital Markets – 0.7%
E*Trade Financial Corp.:
12.50%, 11/30/17(f)		441	501,086
1.83%, 8/31/19(c)(d)(g)		172	151,682
Series A, 1.83%, 8/31/19(d)(g)		3	2,646
KKR Group Finance Co. LLC,
6.38%, 9/29/20(c)		300	339,826
Nuveen Investments, Inc.,
9.13%, 10/15/17(c)		149	147,883

			1,143,123

Chemicals – 3.7%
Ashland, Inc.,
4.75%, 8/15/22(c)		155	158,488

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
Celanese US Holdings LLC:
6.63%, 10/15/18	USD	275	$301,125
5.88%, 6/15/21		420	470,400
Chemtura Corp.,
7.88%, 9/01/18		215	233,812
Hexion US Finance Corp.:
6.63%, 4/15/20		105	106,838
9.00%, 11/15/20		480	428,400
Huntsman International LLC:
8.63%, 3/15/20		45	50,850
8.63%, 3/15/21		110	125,950
Ineos Finance Plc(c):
8.38%, 2/15/19		240	252,600
7.50%, 5/01/20		85	86,275
Kraton Polymers LLC,
6.75%, 3/01/19		60	61,800
LyondellBasell Industries NV,
5.75%, 4/15/24		875	995,312
Nexeo Solutions LLC,
8.38%, 3/01/18		90	89,100
NOVA Chemicals Corp.,
8.63%, 11/01/19		405	459,675
Nufarm Australia Ltd.,
6.38%, 10/15/19(c)(h)		120	120,000
Orion Engineered Carbons Bondco GmbH,
9.63%, 6/15/18(c)		200	219,000
PolyOne Corp.,		100	108,250
7.38%, 9/15/20
Rockwood Specialties Group, Inc.,
4.63%, 10/15/20		400	406,000
TPC Group LLC,		20	21,600
8.25%, 10/01/17
Tronox Finance LLC,
6.38%, 8/15/20(c)		1,005	1,015,050

			5,710,525

Commercial Banks – 0.7%
CIT Group, Inc.:
5.25%, 3/15/18		360	386,100
5.50%, 2/15/19(c)		280	303,100
5.00%, 8/15/22		250	260,101
Eksportfinans ASA,
0.66%, 4/05/13(e)		48	47,246

			996,547

Commercial Services & Supplies – 2.0%
ADS Waste Holdings, Inc.,
8.25%, 10/01/20(c)(h)		92	93,840
ARAMARK Corp.:
3.94%, 2/01/15(e)		390	388,050
8.50%, 2/01/15		78	79,853
ARAMARK Holdings Corp.,
8.63%, 5/01/16(c)(f)		120	123,001
Aviation Capital Group Corp.,
6.75%, 4/06/21(c)		250	254,850
Brickman Group Holdings, Inc.,
9.13%, 11/01/18(c)		12	12,300
Casella Waste Systems, Inc.,
7.75%, 2/15/19		165	161,700
Catalent Pharma Solutions, Inc.,
7.88%, 10/15/18(c)		111	112,665
Clean Harbors, Inc.,
5.25%, 8/01/20(c)		281	289,430
Covanta Holding Corp.,
6.38%, 10/01/22		135	146,769
EC Finance Plc,
9.75%, 8/01/17	EUR	50	67,626
Mead Products LLC/ACCO Brands Corp.,
6.75%, 4/30/20(c)	USD	57	59,422
Mobile Mini, Inc.,
7.88%, 12/01/20		315	341,775
RSC Equipment Rental, Inc.,
8.25%, 2/01/21		576	632,160
Verisure Holding AB:
8.75%, 9/01/18	EUR	100	133,003
8.75%, 12/01/18		100	118,225

			3,014,669

Communications Equipment – 1.1%
Avaya, Inc.,
9.75%, 11/01/15	USD	253	224,538
Hughes Satellite Systems Corp.,
6.50%, 6/15/19		220	235,400
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		515	562,637
10.13%, 7/01/20		650	718,250

			1,740,825

Computers & Peripherals – 0.1%
NCR Corp.,		120	121,200
5.00%, 7/15/22(c)
SanDisk Corp.,
1.50%, 8/15/17(d)		80	90,550

			211,750

Construction & Engineering – 0.2%
Boart Longyear Management Property Ltd.,
7.00%, 4/01/21(c)		100	102,625
H&E Equipment Services, Inc.,
7.00%, 9/01/22(c)		170	176,800

			279,425

Construction Materials – 1.1%
Buzzi Unicem SpA,
6.25%, 9/28/18	EUR	100	128,826
HD Supply, Inc.(c):
8.13%, 4/15/19	USD	710	770,350
11.00%, 4/15/20		700	777,000

			1,676,176

Consumer Finance – 0.5%
Credit Acceptance Corp.,
9.13%, 2/01/17		147	162,068
Ford Motor Credit Co. LLC,
12.00%, 5/15/15		480	595,200

			757,268

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Containers & Packaging – 1.5%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17	EUR	100	$136,537
9.13%, 10/15/20(c)	USD	200	211,000
Ball Corp.,
7.38%, 9/01/19		180	200,700
Berry Plastics Corp.:
4.26%, 9/15/14(e)		155	153,838
8.25%, 11/15/15		495	517,894
9.75%, 1/15/21		140	159,600
Cascades, Inc.,
7.75%, 12/15/17		265	277,587
Crown Americas LLC,
6.25%, 2/01/21		240	267,600
Graphic Packaging International, Inc.,
7.88%, 10/01/18		175	193,812
Greif, Inc.,
7.75%, 8/01/19		135	155,925
Tekni-Plex, Inc.,
9.75%, 6/01/19(c)		70	74,900

			2,349,393

Distributors – 0.0%
VWR Funding, Inc.,
7.25%, 9/15/17(c)		25	25,375

Diversified Consumer Services – 0.2%
Laureate Education, Inc.,
9.25%, 9/01/19(c)		235	236,175
ServiceMaster Co.,
8.00%, 2/15/20		100	106,000

			342,175

Diversified Financial Services – 3.2%
Aircastle Ltd.,		220	237,050
6.75%, 4/15/17
Ally Financial, Inc.,
8.00%, 11/01/31		894	1,042,404
CNG Holdings, Inc.,
9.38%, 5/15/20(c)		145	148,988
DPL, Inc.,
7.25%, 10/15/21(c)		305	347,700
Gala Group Finance Plc,
8.88%, 9/01/18	GBP	200	308,427
General Motors Financial Co., Inc.,
6.75%, 6/01/18	USD	150	166,930
Leucadia National Corp.,
8.13%, 9/15/15		392	441,980
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		225	237,375
7.88%, 8/15/19		170	183,600
9.88%, 8/15/19		435	462,731
5.75%, 10/15/20(c)		605	605,000
6.88%, 2/15/21		145	152,975
Serta Simmons Holdings LLC,
8.13%, 10/01/20(c)(h)		170	168,725
WMG Acquisition Corp.:
9.50%, 6/15/16		65	70,769
11.50%, 10/01/18		207	232,875

			4,807,529

Diversified Telecommunication Services – 2.2%
Broadview Networks Holdings, Inc.,
11.38%, 9/01/12(a)(i)		425	303,875
Consolidated Communications Finance Co.,
10.88%, 6/01/20(c)		175	184,625
ITC Deltacom, Inc.,
10.50%, 4/01/16		140	149,800
Level 3 Communications, Inc.:
6.50%, 10/01/16		155	222,813
8.88%, 6/01/19(c)		170	178,500
Level 3 Financing, Inc.:
8.13%, 7/01/19		741	787,312
7.00%, 6/01/20(c)		221	223,210
8.63%, 7/15/20		435	469,800
OTE Plc,
5.00%, 8/05/13	EUR	98	114,613
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		100	129,790
6.75%, 8/15/24		210	272,559
tw telecom holdings, Inc.,
5.38%, 10/01/22(c)	USD	155	158,100
Windstream Corp.,
7.88%, 11/01/17		190	212,325

			3,407,322

Electric Utilities – 0.2%
FPL Energy National Wind Portfolio, LLC,
6.13%, 3/25/19(c)		196	154,281
Mirant Mid Atlantic Pass Through Trust, Series B,
9.13%, 6/30/17		156	170,276

			324,557

Electrical Equipment – 0.3%
Belden, Inc.,
5.50%, 9/01/22(c)		190	194,275
General Cable Corp.,
5.75%, 10/01/22(c)		320	324,800

			519,075

Electronic Equipment, Instruments & Components – 0.1%
Jabil Circuit, Inc.,
8.25%, 3/15/18		65	77,188
Micron Technology, Inc., Series C,
2.38%, 5/01/32(c)(d)		144	134,640

			211,828

Energy Equipment & Services – 4.0%
Atwood Oceanics, Inc.,
6.50%, 2/01/20		120	128,400
Calfrac Holdings LP,
7.50%, 12/01/20(c)		315	311,850
Compagnie Générale de Géophysique, Veritas,
7.75%, 5/15/17		540	561,600
Forbes Energy Services Ltd.,
9.00%, 6/15/19		190	184,300
FTS International Services LLC/FTS International Bonds, Inc.,
8.13%, 11/15/18(c)		790	841,350

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Gulfmark Offshore, Inc.,
6.38%, 3/15/22(c)	USD	80	$83,000
Hornbeck Offshore Services, Inc.,
5.88%, 4/01/20		160	162,800
Key Energy Services, Inc.:
6.75%, 3/01/21		260	263,900
6.75%, 3/01/21(c)		155	156,550
MEG Energy Corp.(c):
6.50%, 3/15/21		755	807,850
6.38%, 1/30/23		240	256,200
Oil States International, Inc.,
6.50%, 6/01/19		435	462,187
Peabody Energy Corp.:
6.25%, 11/15/21(c)		765	761,175
7.88%, 11/01/26		265	282,225
Precision Drilling Corp.:
6.63%, 11/15/20		40	42,600
6.50%, 12/15/21		175	186,813
Seadrill, Ltd.,
5.63%, 9/15/17(c)		675	680,062

			6,172,862

Food & Staples Retailing – 0.3%
Bakkavor Finance 2 Plc,
8.25%, 2/15/18	GBP	205	297,930
Rite Aid Corp.,
9.25%, 3/15/20	USD	140	143,500

			441,430

Food Products – 0.3%
Constellation Brands, Inc.,
6.00%, 5/01/22		145	164,938
Del Monte Corp.,
7.63%, 2/15/19		19	19,546
JBS USA LLC,
11.63%, 5/01/14		50	56,125
Post Holdings, Inc.,
7.38%, 2/15/22(c)		163	173,187

			413,796

Health Care Equipment & Supplies – 1.5%
Biomet, Inc.:
10.00%, 10/15/17		100	105,500
6.50%, 8/01/20(c)(h)		601	622,786
6.50%, 10/01/20(c)(h)		677	663,460
DJO Finance LLC:
8.75%, 3/15/18(c)(h)		235	249,981
7.75%, 4/15/18		180	164,250
9.88%, 4/15/18(c)(h)		190	187,625
Fresenius Medical Care US Finance, Inc.,
6.50%, 9/15/18(c)		54	60,885
Kinetic Concepts, Inc./KCI USA, Inc.,
12.50%, 11/01/19(c)		70	65,800
Teleflex, Inc.,
6.88%, 6/01/19		155	166,625

			2,286,912

Health Care Providers & Services – 5.0%
Aviv Healthcare Properties LP,
7.75%, 2/15/19		285	302,100
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		290	300,875
7.13%, 7/15/20		165	176,034
Crown Newco 3 Plc,
7.00%, 2/15/18	GBP	194	325,802
DaVita, Inc.,
5.75%, 8/15/22	USD	339	352,560
Fresenius Medical Care US Finance, Inc.,
6.88%, 7/15/17		320	368,000
HCA, Inc.:
6.25%, 2/15/13		630	638,662
6.50%, 2/15/20		1,090	1,212,625
7.88%, 2/15/20		185	207,894
7.25%, 9/15/20		340	380,800
5.88%, 3/15/22		70	75,863
Hologic, Inc.,
6.25%, 8/01/20(c)		457	484,420
IASIS Healthcare LLC,
8.38%, 5/15/19		604	576,820
INC Research LLC,
11.50%, 7/15/19(c)		215	216,075
inVentiv Health, Inc.,
10.25%, 8/15/18(c)		75	66,000
Omnicare, Inc.,
7.75%, 6/01/20		290	319,000
PSS World Medical, Inc.,
6.38%, 3/01/22		94	99,993
Symbion, Inc.,
8.00%, 6/15/16		180	184,500
Tenet Healthcare Corp.:
10.00%, 5/01/18		60	69,300
6.25%, 11/01/18		420	463,050
8.88%, 7/01/19		530	598,900
Vanguard Health Holding Co. II LLC,
7.75%, 2/01/19(c)		180	191,475

			7,610,748

Health Care Technology – 0.8%
IMS Health, Inc.,
12.50%, 3/01/18(c)		1,020	1,213,800

Hotels, Restaurants & Leisure – 3.6%
Affinity Gaming LLC/Affinity Gaming Finance Corp.,
9.00%, 5/15/18(c)		110	114,125
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		515	553,625
10.00%, 12/15/18		1,018	666,790
8.50%, 2/15/20(c)		155	155,000
Caesars Operating Escrow LLC,
9.00%, 2/15/20(c)		739	744,542
Carlson Wagonlit BV,
6.88%, 6/15/19(c)		200	210,000
Choice Hotels International, Inc.,
5.75%, 7/01/22		90	98,100
Cirsa Funding Luxembourg SA,
8.75%, 5/15/18	EUR	100	121,277
Diamond Resorts Corp.,
12.00%, 8/15/18	USD	550	592,625

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Hotels, Restaurants & Leisure (concluded)
El Dorado Resorts LLC,
8.63%, 6/15/19(c)	USD	75	$73,875
Gategroup Finance Luxembourg SA,
6.75%, 3/01/19	EUR	100	131,718
HRP Myrtle Beach Operations LLC,
5.30%, 4/01/12(a)(i)	USD	750	–
MGM Resorts International:
4.25%, 4/15/15(d)		720	748,350
11.13%, 11/15/17		494	546,487
MTR Gaming Group, Inc.,
11.50%, 8/01/19(f)		80	84,621
Travelport LLC:
5.04%, 9/01/14(e)		145	107,300
9.88%, 9/01/14		35	28,000
9.00%, 3/01/16		60	42,900
6.36%, 12/01/16(c)(f)		204	154,924
Tropicana Entertainment LLC,
9.63%, 12/15/14(a)(i)		95	–
Waterford Gaming LLC,
8.63%, 9/15/14(c)		277	88,634
Wynn Las Vegas LLC,
5.38%, 3/15/22(c)		150	152,250

			5,415,143

Household Durables – 1.8%
Beazer Homes USA, Inc.,
6.63%, 4/15/18(c)		210	224,438
DR Horton, Inc.,
4.38%, 9/15/22		195	193,781
Jarden Corp.,
7.50%, 5/01/17		75	85,875
K Hovnanian Enterprises, Inc.,
7.25%, 10/15/20(c)(h)		500	512,500
Libbey Glass, Inc.,
6.88%, 5/15/20(c)		95	102,125
Pulte Group, Inc.,
6.38%, 5/15/33		30	27,900
Ryland Group, Inc.,
6.63%, 5/01/20		195	211,575
Spie BondCo 3 SCA,
11.00%, 8/15/19	EUR	156	210,491
Standard Pacific Corp.:
10.75%, 9/15/16	USD	670	819,075
8.38%, 1/15/21		350	399,437

			2,787,197

Household Products – 0.3%
Spectrum Brands Holdings, Inc.:
9.50%, 6/15/18(c)		305	343,888
9.50%, 6/15/18		50	56,375

			400,263

Independent Power Producers & Energy Traders – 3.3%
The AES Corp.,
7.38%, 7/01/21		85	96,900
Calpine Corp.(c):
7.25%, 10/15/17		210	224,175
7.50%, 2/15/21		35	37,800
7.88%, 1/15/23		95	104,975
Energy Future Holdings Corp.,
10.00%, 1/15/20		815	898,537
Energy Future Intermediate Holding Co. LLC:
6.88%, 8/15/17(c)		160	165,600
10.00%, 12/01/20		1,444	1,624,500
11.75%, 3/01/22(c)		142	150,875
GenOn REMA LLC, Series B,
9.24%, 7/02/17		75	79,781
Laredo Petroleum, Inc.:
9.50%, 2/15/19		275	311,438
7.38%, 5/01/22		155	167,400
NRG Energy, Inc.:
7.63%, 1/15/18		175	189,438
8.25%, 9/01/20		235	256,150
6.63%, 3/15/23(c)		345	352,762
QEP Resources, Inc.:
6.88%, 3/01/21		80	90,400
5.38%, 10/01/22		171	176,985
5.25%, 5/01/23		90	92,025

			5,019,741

Industrial Conglomerates – 1.4%
Sequa Corp.(c):
11.75%, 12/01/15		690	724,500
13.50%, 12/01/15		1,283	1,360,434

			2,084,934

Insurance – 0.3%
CNO Financial Group, Inc.,
6.38%, 10/01/20(c)		95	96,900
Genworth Financial, Inc.,
7.63%, 9/24/21		230	234,746
MPL 2 Acquisition Canco, Inc.,
9.88%, 8/15/18(c)		135	120,825

			452,471

IT Services – 2.5%
Ceridian Corp.,
8.88%, 7/15/19(c)		535	577,800
Epicor Software Corp.,
8.63%, 5/01/19		300	316,500
First Data Corp.:
7.38%, 6/15/19(c)		575	592,969
8.88%, 8/15/20(c)		140	152,600
6.75%, 11/01/20(c)		810	804,937
8.25%, 1/15/21(c)		375	374,062
12.63%, 1/15/21		335	347,144
SunGard Data Systems, Inc.:
7.38%, 11/15/18		270	289,575
7.63%, 11/15/20		270	292,950

			3,748,537

Machinery – 0.6%
SPX Corp.,
6.88%, 9/01/17		90	100,575
UR Merger Sub Corp.(c):
5.75%, 7/15/18		132	139,425

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	5

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Machinery (concluded)
UR Merger Sub Corp.(c) (concluded):
7.38%, 5/15/20	USD	145	$155,875
7.63%, 4/15/22		460	503,700

			899,575

Media – 8.4%
Affinion Group, Inc.,
7.88%, 12/15/18		435	355,612
AMC Networks, Inc.,
7.75%, 7/15/21		205	231,650
Cablevision Systems Corp.,
5.88%, 9/15/22		260	258,700
CCO Holdings LLC:
6.50%, 4/30/21		152	162,640
5.25%, 9/30/22		570	572,850
Cengage Learning Acquisitions, Inc.,
11.50%, 4/15/20(c)		450	481,500
CET 21 spol sro,
9.00%, 11/01/17	EUR	60	83,271
Checkout Holding Corp.,
17.62%, 11/15/15(c)(g)	USD	265	156,350
Cinemark USA, Inc.,
8.63%, 6/15/19		100	111,000
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/17		650	697,125
Series B, 7.63%, 3/15/20		413	402,675
Series B, 9.25%, 12/15/17		1,777	1,914,717
DISH DBS Corp.,
5.88%, 7/15/22(c)		665	681,625
Harron Communications LP,
9.13%, 4/01/20(c)		170	183,600
Intelsat Jackson Holdings SA(c):
7.25%, 10/15/20		365	392,375
6.63%, 12/15/22(h)		92	91,540
Intelsat Luxembourg SA,
11.50%, 2/04/17(f)		790	837,400
Interactive Data Corp.,
10.25%, 8/01/18		640	716,800
Live Nation Entertainment, Inc.,
8.13%, 5/15/18(c)		360	387,000
NAI Entertainment Holdings LLC,
8.25%, 12/15/17(c)		260	289,900
Nara Cable Funding Ltd.,
8.88%, 12/01/18	EUR	100	117,582
Nielsen Finance LLC,
7.75%, 10/15/18	USD	754	850,135
ProQuest LLC,
9.00%, 10/15/18(c)		230	213,900
ProtoStar I Ltd.,
18.00%, 10/15/12(a)(c)(d)(i)		599	300
Truven Health Analytics, Inc.,
10.63%, 6/01/20(c)		180	192,600
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17(c)		1,180	1,268,500
7.50%, 3/15/19		680	747,686
Univision Communications, Inc.,
6.75%, 9/15/22(c)		60	60,000
UPC Holding BV,
9.88%, 4/15/18(c)		100	110,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
8.13%, 9/01/20(c)		155	159,263

			12,728,296

Metals & Mining – 2.7%
ArcelorMittal:
9.25%, 2/15/15		100	110,000
4.00%, 3/01/16		75	74,057
Eco-Bat Finance Plc,
7.75%, 2/15/17	EUR	130	168,727
FMG Resources August 2006 Property Ltd.(c):
7.00%, 11/01/15	USD	105	104,475
6.88%, 2/01/18		115	106,950
6.88%, 4/01/22		110	100,650
Global Brass and Copper, Inc.,
9.50%, 6/01/19(c)		155	168,175
Goldcorp, Inc.,
2.00%, 8/01/14(d)		280	337,575
Kaiser Aluminum Corp.,
8.25%, 6/01/20		115	124,200
New Gold, Inc.,
7.00%, 4/15/20(c)		75	79,500
Newmont Mining Corp., Series A,
1.25%, 7/15/14(d)		195	262,641
Novelis, Inc.,
8.75%, 12/15/20		1,565	1,733,237
Schmolz + Bickenbach Luxembourg SA,
9.88%, 5/15/19	EUR	165	177,578
Steel Dynamics, Inc.,
6.38%, 8/15/22(c)	USD	125	129,062
Taseko Mines Ltd.,
7.75%, 4/15/19		250	239,375
Vedanta Resources Plc,
8.25%, 6/07/21(c)		200	194,000

			4,110,202

Multiline Retail – 0.1%
Dollar General Corp.,
4.13%, 7/15/17		99	103,455

Oil, Gas & Consumable Fuels – 11.6%
Access Midstream Partners LP,
6.13%, 7/15/22		285	301,387
Alpha Appalachia Holdings, Inc.,
3.25%, 8/01/15(d)		317	292,432
Alpha Natural Resources, Inc.,
6.00%, 6/01/19		85	70,975
Aurora USA Oil & Gas, Inc.,
9.88%, 2/15/17(c)		315	335,475
Berry Petroleum Co.,
6.38%, 9/15/22		145	152,975

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Carrizo Oil & Gas, Inc.:
8.63%, 10/15/18	USD	140	$150,150
7.50%, 9/15/20		126	128,520
Chaparral Energy, Inc.,
7.63%, 11/15/22(c)		115	120,750
Chesapeake Energy Corp.:
9.50%, 2/15/15		45	49,556
7.25%, 12/15/18		15	16,125
6.63%, 8/15/20		180	185,625
6.88%, 11/15/20		90	94,950
6.13%, 2/15/21		220	221,650
Chesapeake Midstream Partners LP,
5.88%, 4/15/21		178	186,455
Coffeyville Resources LLC,
9.00%, 4/01/15(c)		161	171,867
Concho Resources, Inc.:
6.50%, 1/15/22		105	115,763
5.50%, 10/01/22		240	250,200
Consol Energy, Inc.,
8.25%, 4/01/20		620	649,450
Continental Resources, Inc.:
7.13%, 4/01/21		370	416,250
5.00%, 9/15/22		140	145,950
Copano Energy LLC,
7.13%, 4/01/21		160	167,200
Crosstex Energy LP:
8.88%, 2/15/18		80	85,600
7.13%, 6/01/22(c)		80	79,600
Drill Rigs Holdings, Inc.,
6.50%, 10/01/17(c)		165	163,969
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		385	432,162
7.75%, 6/15/19		360	381,600
EP Energy LLC/EP Energy Finance, Inc.,
6.88%, 5/01/19(c)		345	369,150
EP Energy LLC/Everest Acquisition Finance, Inc.,
7.75%, 9/01/22(c)		110	112,200
Hilcorp Energy I LP,
7.63%, 4/15/21(c)		600	660,000
Holly Energy Partners LP,
6.50%, 3/01/20(c)		80	84,000
Kodiak Oil & Gas Corp.,
8.13%, 12/01/19(c)		180	190,800
Linn Energy LLC:
6.50%, 5/15/19(c)		50	50,000
6.25%, 11/01/19(c)		980	975,100
8.63%, 4/15/20		115	125,925
7.75%, 2/01/21		125	132,188
MarkWest Energy Partners LP:
6.25%, 6/15/22		330	354,750
5.50%, 2/15/23		125	130,938
Newfield Exploration Co.:
6.88%, 2/01/20		480	526,800
5.63%, 7/01/24		410	455,100
Northern Oil and Gas, Inc.,
8.00%, 6/01/20		160	164,800
Oasis Petroleum, Inc.:
7.25%, 2/01/19		160	171,600
6.50%, 11/01/21		150	158,250
6.88%, 1/15/23		115	122,188
Offshore Group Investments Ltd.,
11.50%, 8/01/15		510	563,550
OGX Petroleo e Gas Participacoes SA(c):
8.50%, 6/01/18		1,334	1,200,600
8.38%, 4/01/22		555	482,850
PBF Holding Co. LLC,
8.25%, 2/15/20(c)		95	99,750
PetroBakken Energy Ltd.,
8.63%, 2/01/20(c)		525	546,000
Petroleum Geo-Services ASA,
7.38%, 12/15/18(c)		300	320,250
Pioneer Natural Resources Co.:
6.65%, 3/15/17		70	83,096
6.88%, 5/01/18		235	285,318
7.50%, 1/15/20		105	130,741
7.20%, 1/15/28		135	168,850
Range Resources Corp.:
8.00%, 5/15/19		170	188,700
5.75%, 6/01/21		335	360,125
5.00%, 8/15/22		210	221,550
Regency Energy Partners LP,
5.50%, 4/15/23		200	202,250
Sabine Pass Liquified Natural Gas LP,
7.50%, 11/30/16		325	351,000
SandRidge Energy, Inc.:
7.50%, 3/15/21		215	221,450
7.50%, 3/15/21(c)		150	154,500
8.13%, 10/15/22(c)		130	138,450
7.50%, 2/15/23(c)		345	355,350
SESI LLC,
7.13%, 12/15/21		320	353,600
SM Energy Co.:
6.63%, 2/15/19		165	174,075
6.50%, 11/15/21		275	291,500
6.50%, 1/01/23(c)		65	68,250
Targa Resources Partners LP,
6.38%, 8/01/22(c)		125	132,500
Tesoro Corp.,
5.38%, 10/01/22		185	190,550
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
5.88%, 10/01/20(c)		58	59,450
Vanguard Natural Resources,
7.88%, 4/01/20		140	141,050
Whiting Petroleum Corp.,
6.50%, 10/01/18		75	80,438

			17,716,218

Paper & Forest Products – 1.5%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15(c)(f)		531	509,681

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	7

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Paper & Forest Products (concluded)
Boise Cascade LLC,
7.13%, 10/15/14	USD	194	$194,000
Boise Paper Holdings LLC,
8.00%, 4/01/20		180	197,550
Clearwater Paper Corp.,
7.13%, 11/01/18		145	157,688
Longview Fibre Paper & Packaging, Inc.,
8.00%, 6/01/16(c)		185	192,862
NewPage Corp.,
11.38%, 12/31/14(a)(i)		917	577,710
PH Glatfelter Co.,
5.38%, 10/15/20(c)(h)		115	116,150
Sappi Papier Holding GmbH(c):
8.38%, 6/15/19		200	214,000
6.63%, 4/15/21		75	72,000

			2,231,641

Pharmaceuticals – 0.7%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., (FKA Pharmaceutical Product Development, Inc.),
9.50%, 12/01/19(c)		185	207,663
Sky Growth Acquisition Corp.,
7.38%, 10/15/20(c)		195	195,975
Valeant Pharmaceuticals International(c):
6.50%, 7/15/16		256	268,480
6.38%, 10/15/20(h)		270	275,400
7.25%, 7/15/22		55	57,956

			1,005,474

Professional Services – 0.1%
FTI Consulting, Inc.,
7.75%, 10/01/16		170	174,675

Real Estate Investment Trusts (REITs) – 0.4%
Felcor Lodging LP,
6.75%, 6/01/19		530	568,425

Real Estate Management & Development – 1.7%
Forest City Enterprises, Inc.,
7.63%, 6/01/15		186	185,884
Realogy Corp.:
11.50%, 4/15/17		370	396,825
12.00%, 4/15/17		50	52,750
7.88%, 2/15/19(c)		645	677,250
7.63%, 1/15/20(c)		220	242,550
9.00%, 1/15/20(c)		170	187,425
Shea Homes LP,
8.63%, 5/15/19		735	819,525

			2,562,209

Road & Rail – 0.7%
Florida East Coast Railway Corp.,
8.13%, 2/01/17		160	168,400
The Hertz Corp.:
7.50%, 10/15/18		415	448,200
6.75%, 4/15/19(c)		150	158,250
7.38%, 1/15/21		310	333,250

			1,108,100

Semiconductors & Semiconductor Equipment – 0.2%
Spansion LLC,
7.88%, 11/15/17		250	246,250

Software – 1.0%
Infor US, Inc. (FKA Lawson Software, Inc.),
9.38%, 4/01/19(c)(h)		840	932,400
Nuance Communications, Inc.,
5.38%, 8/15/20(c)		280	289,100
Sophia LP,
9.75%, 1/15/19(c)		306	328,950

			1,550,450

Specialty Retail – 1.3%
Asbury Automotive Group, Inc.,
8.38%, 11/15/20		195	214,987
Claire’s Stores, Inc.,
9.00%, 3/15/19(c)		170	176,375
Limited Brands, Inc.,
5.63%, 2/15/22		85	91,588
Michaels Stores, Inc.,
7.75%, 11/01/18(c)		99	105,930
Party City Holdings, Inc.,
8.88%, 8/01/20(c)		194	206,610
Penske Automotive Group, Inc.,
5.75%, 10/01/22(c)		235	240,875
QVC, Inc.(c):
7.13%, 4/15/17		120	126,625
7.50%, 10/01/19		190	210,236
7.38%, 10/15/20		140	155,645
5.13%, 7/02/22		142	150,380
Sally Holdings LLC:
6.88%, 11/15/19		105	116,812
5.75%, 6/01/22		187	199,155

			1,995,218

Textiles, Apparel & Luxury Goods – 0.3%
Levi Strauss & Co.,
6.88%, 5/01/22		140	145,950
Phillips-Van Heusen Corp.,
7.38%, 5/15/20		255	288,150

			434,100

Trading Companies & Distributors – 1.0%
Air Lease Corp.,
4.50%, 1/15/16(c)		310	310,000
Ashtead Capital, Inc.,
6.50%, 7/15/22(c)		260	273,000
Doric Nimrod Air Finance Alpha Ltd.(c):
Series 2012-1, Class A, 5.13%, 11/30/24		550	572,000
Series 2012-1, Class B, 6.50%, 5/30/21		305	311,436

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Trading Companies & Distributors (concluded)
Interline Brands, Inc.,
7.50%, 11/15/18	USD	120	$129,900

			1,596,336

Wireless Telecommunication Services – 3.3%
Cricket Communications, Inc.:
7.75%, 5/15/16		330	348,150
7.75%, 10/15/20		105	102,375
Digicel Group Ltd.(c):
8.25%, 9/01/17		465	502,200
8.25%, 9/30/20		650	682,500
MetroPCS Wireless, Inc.,
6.63%, 11/15/20		480	502,800
NII Capital Corp.,
7.63%, 4/01/21		189	150,255
SBA Telecommunications, Inc.,
5.75%, 7/15/20(c)		151	158,550
Sprint Capital Corp.,
6.88%, 11/15/28		809	744,280
Sprint Nextel Corp.(c):
9.00%, 11/15/18		1,130	1,356,000
7.00%, 3/01/20		460	515,200

			5,062,310

Total Corporate Bonds – 82.0%			124,915,252

Floating Rate Loan Interests(e)
Auto Components – 0.3%
Schaeffler AG:
Term Loan B, 1/27/15	EUR	200	251,227
Term Loan C2, 6.00%, 1/27/17	USD	205	206,923

			458,150

Capital Markets – 0.4%
American Capital Holdings, Term Loan,
5.50%, 7/19/16		494	494,000
Nuveen Investments, Inc., Incremental Term Loan,
7.25%, 5/13/17		175	176,094

			670,094

Chemicals – 0.5%
Evergreen Acqco 1 LP, Term Loan B,
6.25%, 7/09/19		85	85,503
Ineos US Finance LLC, 6 Year Term Loan,
6.50%, 5/04/18		597	602,672
Styron Sarl LLC, Term Loan B,
8.00%, 8/02/17		132	126,446

			814,621

Commercial Services & Supplies – 0.6%
AWAS Finance Luxembourg Sarl:
Term Loan B, 5.25%, 6/10/16		210	212,888
Term Loan B, 5.25%, 9/11/19		240	241,051
Volume Services America, Inc., Term Loan B,
10.50% - 10.75%, 9/16/16		467	466,687

			920,626

Communications Equipment – 0.7%
Avaya, Inc., Non Extended Term Loan B1,
3.18%, 10/24/14		54	52,643
Zayo Group, LLC, Term Loan B,
7.13%, 7/02/19		1,057	1,065,946

			1,118,589

Construction Materials – 0.4%
HD Supply, Inc., Senior Debt B,
7.25%, 10/12/17		575	592,537

Consumer Finance – 0.5%
Springleaf Financial Funding Co., Term Loan,
5.50%, 5/10/17		715	699,449

Diversified Consumer Services – 0.1%
ServiceMaster Co.:
Delayed Draw Term Loan, 2.72%, 7/24/14		12	11,978
Term Loan, 2.73% - 2.97%, 7/24/14		121	120,285

			132,263

Diversified Financial Services – 0.5%
Residential Capital LLC:
DIP Term Loan A1, 5.00%, 11/18/13		655	656,638
DIP Term Loan A2, 6.75%, 11/18/13		95	96,306

			752,944

Diversified Telecommunication Services – 1.7%
Intelsat Jackson Holdings SA, Tranche B Term Loan,
5.25%, 4/02/18		1,549	1,550,054
Level 3 Financing, Inc.:
Term Loan B3, 5.75%, 8/31/18		525	524,780
Term Loan B3, 4.75%, 8/01/19		525	525,000

			2,599,834

Energy Equipment & Services – 1.5%
Dynegy Midwest Generation LLC, Coal Co. Term Loan,
9.25%, 8/04/16		787	821,979
Dynegy Power LLC, Gas Co. Term Loan,
9.25%, 8/04/16		1,440	1,508,353

			2,330,332

Food Products – 0.3%
Advance Pierre Foods, Term Loan (Second Lien),
11.25%, 9/29/17		400	402,400

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	9

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(e)	Par (000)		Value
Health Care Equipment & Supplies – 0.5%
Bausch & Lomb, Inc., Term Loan B,
5.25%, 5/17/19	USD	244	$246,883
Hupah Finance, Inc., Term Loan B,
7.25%, 1/21/19		393	398,429
LHP Hospital Group, Inc., Term Loan,
9.00%, 7/03/18		145	145,722

			791,034

Health Care Providers & Services – 0.4%
Emergency Medical Services Corp., Term Loan,
5.25%, 5/25/18		59	59,735
Harden Healthcare LLC:
Add on Term Loan A, 7.75%, 3/02/15		220	213,636
Term Loan A, 8.50%, 3/02/15		121	118,281
inVentiv Health, Inc., Combined Term Loan,
6.50%, 8/04/16		252	243,330

			634,982

Hotels, Restaurants & Leisure – 1.6%
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.49%, 1/26/18		105	95,222
Term Loan B1, 3.22%, 1/28/15		332	321,194
Term Loan B2, 3.22%, 1/28/15		448	433,550
Term Loan B3, 3.22% 1/28/15		477	461,592
Term Loan B4, 9.50%, 10/31/16		407	417,644
OSI Restaurant Partners LLC:
Revolver, 2.47% - 2.56%, 6/14/13		5	4,903
Term Loan B, 2.50%, 6/14/14		50	49,251
Station Casinos, Inc., Term Loan B, 9/07/19		545	545,850
Travelport LLC:
Extended Tranche A Term Loan, 6.44%, 12/01/16		92	27,694
Extended Tranche B Term Loan, 13.94%, 12/01/16		298	23,437

			2,380,337

Industrial Conglomerates – 0.1%
Sequa Corp., Incremental Term Loan,
6.25%, 12/03/14		94	94,421

IT Services – 0.2%
First Data Corp., Extended 2018 Term Loan B,
4.22%, 3/23/18		330	313,361

Leisure Equipment & Products – 0.2%
Eastman Kodak Co., DIP Term Loan B,
8.50%, 7/19/13		341	335,258

Machinery – 0.3%
Navistar International Corp., Term Loan B,
7.00%, 8/17/17		71	72,099
Rexnord Corp., Term Loan B,
5.00%, 4/02/18		303	303,942
Samson Investment, Second Lien Term Loan,
6.00%, 9/13/18		125	125,677

			501,718

Media – 1.3%
Affinion Group, Inc., Term Loan B,
5.00%, 7/16/15		25	22,568
Cengage Learning Acquisitions, Inc., Non-Extended Term Loan,
2.47%, 7/03/14		50	47,221
Clear Channel Communications, Inc.:
Term Loan B, 3.87%, 1/28/16		974	795,472
Term Loan C, 3.87%, 1/28/16		210	168,722
EMI Music Publishing Ltd., Term Loan B,
5.50%, 6/29/18		224	226,850
Interactive Data Corp., Term Loan B,
4.50%, 2/12/18		209	210,430
Newsday LLC, Fixed Rate Term Loan,
10.50%, 8/01/13		550	550,919

			2,022,182

Metals & Mining – 0.1%
Constellium Holding Co. BV, Term Loan B,
9.25%, 5/25/18		219	215,610

Oil, Gas & Consumable Fuels – 0.7%
Chesapeake Energy Corp., Unsecured Term Loan,
8.50%, 12/01/17		635	636,619
Obsidian Natural Gas Trust, Term Loan,
7.00%, 11/02/15		428	428,396

			1,065,015

Paper & Forest Products – 0.2%
NewPage Corp., DIP Term Loan,
8.00%, 3/07/13		250	252,345

Pharmaceuticals – 0.1%
Pharmaceutical Product Development, Inc., Term Loan B,
6.25%, 12/05/18		154	155,020

Professional Services – 0.1%
Truven Health Analytics, Inc. (FKA Thomson Reuters Healthcare, Inc.), Term Loan B,
6.75%, 6/06/19		195	195,911

Real Estate Investment Trusts (REITs) – 0.2%
iStar Financial, Inc., Term Loan A1,
5.00%, 6/28/13		233	232,889

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentage shown are based on Net Assets)

Floating Rate Loan Interests(e)	Par (000)		Value
Real Estate Management & Development – 0.2%
Realogy Corp.:
Extended Letter of Credit, 4.47%, 10/10/16	USD	32	$32,019
Extended Term Loan, 4.48%, 10/10/16		230	226,829
Stockbridge SBE Holdings LLC, Term Loan B,
13.00%, 5/02/17		95	94,525

			353,373

Software – 0.4%
Infor US, Inc. (FKA Lawson Software, Inc.), Term Loan B2,
6.25%, 4/05/18		628	629,996

Textiles, Apparel & Luxury Goods – 0.4%
Ascend Performance Materials LLC, Term Loan B,
6.75%, 4/10/18		562	560,067

Wireless Telecommunication Services – 1.0%
Crown Castle International Corp., Term Loan B,
4.00%, 1/31/19		20	19,736
Vodafone Americas Finance 2, Inc., Term Loan,
6.88%, 8/11/15(f)		1,384	1,425,941

			1,445,677

Total Floating Rate Loan Interests – 15.5%			23,671,035

Other Interests(j) – 0.2%	Beneficial Interest (000)
Stanley Martin, Class B Membership Units, (acquired 12/09/09, cost $204,152)(a)(k)	USD	–(l)	294,057

Preferred Securities	Par (000)
Capital Trusts – 0.1%
Insurance – 0.1%
Genworth Financial, Inc.,
6.15%, 11/15/66(e)	USD	210	134,925

Preferred Securities	Shares
Preferred Stocks
Auto Components – 0.5%
Dana Holding Corp.,
4.00%(c)(d)		7,750	831,188

Diversified Financial Services – 1.4%
Ally Financial, Inc.,
7.00%(c)		2,010	1,880,292
Citigroup, Inc.,
7.50%(d)		2,600	252,148

			2,132,440

Real Estate Investment Trusts (REITs) – 0.1%
MPG Office Trust, Inc., Series A,
7.63%(a)(d)		4,287	96,629

Thrifts & Mortgage Finance – 0.0%
Fannie Mae, Series O,
0.00%(a)(e)		10,000	11,000
Freddie Mac, Series Z,
0.00%(a)(e)		32,188	27,360

			38,360

Total Preferred Stocks – 2.0%			3,098,617

Trust Preferreds
Diversified Financial Services – 0.8%
GMAC Capital Trust I, Series 2,
8.13%, 2/15/40(i)		47,020	1,168,468

Total Preferred Securities – 2.9%			4,402,010

Warrants (m)
Software – 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		181	–

Total Long-Term Investments (Cost – $155,351,302) – 104.5%			159,167,054

Total Investments (Cost – $155,351,302*) – 104.5%			159,167,054
Liabilities in Excess of Other Assets – (4.5)%			(6,880,999)

Net Assets – 100.0%			$152,286,055

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$155,689,587

Gross unrealized appreciation	$8,109,343
Gross unrealized depreciation	(4,631,876)

Net unrealized appreciation	$3,477,467

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	11

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Convertible security.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$1,595,860	$(13,540)
Credit Suisse Group AG	$1,070,106	$22,069
Deutsche Bank AG	$93,840	$1,840
Goldman Sachs Group, Inc.	$791,511	$3,486
JPMorgan Chase & Co.	$391,550	$6,550
Morgan Stanley	$91,540	$258

(i)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(k)	Restricted security as to resale. As of report date the Fund held 0.2% of its net assets, with a current value of $294,057 and an original cost of $204,152 in this security.

(l)	Amount is less than $500.

(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

•

Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at September 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,974,567	(1,974,567)	–	$1,392

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	CAD	Canadian Dollar
	DIP	Debtor-In-Possession
	EUR	Euro
	FKA	Formerly Known As
	GBP	British Pound
	S&P	Standard and Poor’s
	USD	US Dollar

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

•	Financial futures contracts sold as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
48	S&P 500 E-Mini Index	Chicago Mercantile	December 2012	$3,442,080	$39,019

•	Foreign currency exchange contracts as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	147,699	CAD	150,000	UBS AG	10/17/12	$(4,727)
USD	147,303	GBP	94,000	Citigroup, Inc.	10/17/12	(4,331)
USD	828,202	GBP	533,500	UBS AG	10/17/12	(32,401)
USD	293,738	GBP	187,000	UBS AG	10/17/12	(7,917)
USD	126,702	EUR	97,000	BNP Paribas SA	10/22/12	1,965
USD	1,106,465	EUR	902,500	Citigroup, Inc.	10/22/12	(54,107)
USD	127,842	EUR	104,000	Citigroup, Inc.	10/22/12	(5,897)
USD	69,146	EUR	54,000	JPMorgan Chase & Co.	10/22/12	(296)
USD	327,143	EUR	265,000	UBS AG	10/22/12	(13,635)
USD	138,216	EUR	112,000	UBS AG	10/22/12	(5,811)
USD	45,482	EUR	37,000	UBS AG	10/22/12	(2,098)
USD	20,217	EUR	16,000	UBS AG	10/22/12	(359)

Total						$(129,614)

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	USD	55	$(5,408)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	USD	45	(4,775)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	USD	90	(8,585)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	USD	45	(3,414)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	USD	45	(3,688)

Total						$(25,870)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	13

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks	$3,946,314	$1,938,383	$3	$5,884,700
Corporate Bonds	–	124,357,903	557,349	124,915,252
Floating Rate Loan Interests	–	19,080,754	4,590,281	23,671,035
Other Interests	–	–	294,057	294,057
Preferred Securities	1,555,605	2,846,405	–	4,402,010

Total	$5,501,919	$148,223,445	$5,441,690	$159,167,054

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$39,019	–	–	$39,019
Foreign currency exchange contracts	–	$1,965	–	1,965
Liabilities:
Credit contracts	–	(25,870)	–	(25,870)
Foreign currency exchange contracts	–	(131,579)	–	(131,579)

Total	$39,019	$(155,484)	–	$(116,465)

[1]	Derivative financial instruments are financial futures contracts and swaps which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$147,000	–	–	$147,000
Foreign currency at value	182,461	–	–	182,461
Liabilities:
Bank overdraft	–	$(4,104,712)	–	(4,104,712)

Total	$329,461	$(4,104,712)	–	$(3,775,251)

There were no transfers between levels during the period ended September 30, 2012.

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (concluded)	BlackRock High Yield V.I. Fund

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of December 31, 2011	$18,414	$621,707	$2,837,837	$192,893	$2	$3,670,853
Transfers into Level 3[1]	–	–	981,519	–	–	981,519
Transfers out of Level 3[1]	(18,409)	–	(323,141)	–	–	(341,550)
Accrued discounts/premiums	–	(164)	7,021	–	–	6,857
Net realized gain (loss)	–	–	(1,450)	–	–	(1,450)
Net change in unrealized appreciation/depreciation[2]	(2)	(6,444)	75,928	101,164	(2)	170,644
Purchases	–	–	1,536,532	–	–	1,536,532
Sales	–	(57,750)	(523,965)		–	(581,715)

Closing Balance, as of September 30, 2012	$3	$557,349	$4,590,281	$294,057	–	$5,441,690

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[2]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2012 was $170,644.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	15

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock International V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Argentina – 1.7%
MercadoLibre, Inc.(a)		26,290	$2,170,240

Belgium – 3.1%
Anheuser-Busch InBev NV		46,689	3,994,181

Brazil – 1.2%
Itau Unibanco Holding SA, Preference Shares		105,716	1,595,192

Canada – 2.9%
Rogers Communications, Inc., Class B		91,927	3,721,589

China – 3.0%
China Life Insurance Co. Ltd., Class H		857,000	2,466,916
Want Want China Holdings Ltd.		1,066,000	1,356,974

			3,823,890

Czech Republic – 1.4%
Komercni Banka AS		9,225	1,831,205

France – 5.4%
BNP Paribas SA		30,728	1,456,848
Sanofi		64,411	5,512,066

			6,968,914

Germany – 4.3%
Linde AG		32,224	5,554,120

India – 1.8%
ICICI Bank Ltd.-ADR		59,453	2,386,443

Indonesia – 2.4%
Bank Rakyat Indonesia Persero Tbk PT		3,965,000	3,073,147

Israel – 2.0%
Teva Pharmaceutical Industries Ltd.-ADR		61,588	2,550,359

Japan – 8.8%
Nissan Motor Co. Ltd.		497,100	4,230,667
NTT DoCoMo, Inc.		2,504	4,045,650
SMC Corp.		19,200	3,089,925

			11,366,242

Netherlands – 1.1%
ASML Holding NV		4,098	219,195
ING Groep NV CVA(b)		148,391	1,175,286

			1,394,481

Russia – 1.4%
Sberbank – ADR		156,836	1,848,035

South Korea – 2.4%
LG Chem Ltd.		10,282	3,039,471

Sweden – 4.4%
Assa Abloy AB, Series B		42,125	1,367,677
Hennes & Mauritz AB, B Shares		122,135	4,250,686

			5,618,363

Switzerland – 9.5%
Roche Holding AG		33,622	6,288,881
The Swatch Group AG, Bearer Shares		7,021	2,803,868
Zurich Insurance Group AG(b)		12,716	3,170,192

			12,262,941

United Kingdom – 32.3%
BG Group Plc		234,298	4,740,951
British Sky Broadcasting Group Plc		405,937	4,872,265
HSBC Holdings Plc		371,469	3,450,854
Imperial Tobacco Group Plc		179,573	6,652,559
Reckitt Benckiser Group Plc		68,507	3,946,993
Rio Tinto Plc		82,615	3,863,011
Royal Dutch Shell Plc, B Shares		144,505	5,142,323
Tullow Oil Plc		101,906	2,260,695
Vodafone Group Plc		2,357,427	6,698,936

			41,628,587

United States – 8.0%
Activision Blizzard, Inc.		165,852	1,870,811
Agilent Technologies, Inc.		75,509	2,903,321
Avon Products, Inc.		99,480	1,586,706
Liberty Global, Inc., Class A(b)		41,605	2,527,504
Veeco Instruments, Inc.(b)		49,777	1,494,305

			10,382,647

Total Long-Term Investments (Cost – $117,005,546) – 97.1%			125,210,047

Short-Term Securities
Money Market Funds – 2.6%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.15%(c)(d)		3,347,432	3,347,432

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series,
0.29%(c)(d)(e)	USD	2,183	2,183,401

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock International V.I. Fund
(Percentages shown are based on Net Assets)

	Par (000)		Value
Time Deposits – 0.1%
Denmark – 0.0%
Brown Brothers Harriman & Co.,
0.20%, 10/01/12	DKK	19	$3,276
United Kingdom – 0.1%
Citibank NA,
0.05%, 10/01/12	GBP	42	67,761

			71,037

Total Time Deposits – 0.1%			71,037

Total Short-Term Securities (Cost – $5,601,870) – 4.4%			5,601,870

Total Investments (Cost – $122,607,416*) – 101.5%			130,811,917
Liabilities in Excess of Other Assets – (1.5)%			(1,902,874)

Net Assets – 100.0%			$128,909,043

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$123,103,157

Gross unrealized appreciation	$10,426,712
Gross unrealized depreciation	(2,717,952)

Net unrealized appreciation	$7,708,760

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Net Activity	Shares/ Beneficial Interest Held at September 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,413,490	1,933,942	3,347,432	$6,306
BlackRock Liquidity Series LLC, Money Market Series	$1,495,000	$688,401	$2,183,401	$54,386

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•	Foreign currency exchange contracts as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	2,061,305	USD	265,872	Citibank NA	10/03/12	$(36)
AUD	2,617,000	USD	2,656,242	JPMorgan Chase & Co.	10/18/12	58,556
CHF	2,363,605	JPY	198,306,000	UBS AG	11/15/12	(29,454)
JPY	198,306,000	CHF	2,461,175	JPMorgan Chase & Co.	11/15/12	(74,426)

Total						$(45,360)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	AUD	Australian Dollar
	CHF	Swiss Franc
	DKK	Danish Krone
	GBP	British Pound
	HKD	Hong Kong Dollar
	JPY	Japanese Yen
	USD	US Dollar

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock International V.I. Fund

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investment and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks:
Argentina	$2,170,240	–	–	$2,170,240
Belgium	–	$3,994,181	–	3,994,181
Brazil	1,595,192	–	–	1,595,192
Canada	3,721,589	–	–	3,721,589
China	–	3,823,890	–	3,823,890
Czech Republic	–	1,831,205	–	1,831,205
France	–	6,968,914	–	6,968,914
Germany	–	5,554,120	–	5,554,120
India	2,386,443	–	–	2,386,443
Indonesia	–	3,073,147	–	3,073,147
Israel	2,550,359	–	–	2,550,359
Japan	–	11,366,242	–	11,366,242
Netherlands	–	1,394,481	–	1,394,481
Russia	–	1,848,035	–	1,848,035
South Korea	–	3,039,471	–	3,039,471
Sweden	–	5,618,363	–	5,618,363
Switzerland	–	12,262,941	–	12,262,941
United Kingdom	–	41,628,587	–	41,628,587
United States	10,382,647	–	–	10,382,647
Short-Term Securities:
Money Market Funds	3,347,432	2,183,401	–	5,530,833
Time Deposits	–	71,037	–	71,037

Total	$26,153,902	$104,658,015	–	$130,811,917

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$73,432	–	$73,432
Liabilities:
Foreign currency exchange contracts	–	(118,792)	–	(118,792)

Total	–	$(45,360)	–	$(45,360)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments (concluded)	BlackRock International V.I. Fund

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,291	–	–	$1,291
Liabilities:
Collateral on securities loaned at value	–	$(2,183,401)	–	(2,183,401)

Total	$1,291	$(2,183,401)	–	$(2,182,110)

There were no transfers between levels during the period ended September 30, 2012.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Large Cap Core V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines – 1.4%
Delta Air Lines, Inc.(a)	382,800	$3,506,448
United Continental Holdings, Inc.(a)	117,298	2,287,311

		5,793,759

Auto Components – 0.9%
TRW Automotive Holdings Corp.(a)	91,550	4,001,651

Beverages – 1.9%
The Coca-Cola Co.	212,675	8,066,763

Capital Markets – 1.8%
The Goldman Sachs Group, Inc.	67,999	7,730,126

Chemicals – 0.9%
CF Industries Holdings, Inc.	16,650	3,700,296

Commercial Banks – 2.1%
US Bancorp	243,075	8,337,472
Wells Fargo & Co.	24,450	844,259

		9,181,731

Computers & Peripherals – 7.7%
Apple, Inc.	32,700	21,819,402
EMC Corp.(a)	139,300	3,798,711
Hewlett-Packard Co.	215,125	3,670,033
Western Digital Corp.	99,825	3,866,222

		33,154,368

Construction & Engineering – 1.3%
Fluor Corp.	45,400	2,555,112
KBR, Inc.	101,759	3,034,453

		5,589,565

Consumer Finance – 1.2%
Discover Financial Services	126,750	5,035,777

Containers & Packaging – 1.9%
Packaging Corp. of America	117,077	4,249,895
Rock-Tenn Co., Class A	52,899	3,818,250

		8,068,145

Diversified Consumer Services – 0.5%
Apollo Group, Inc., Class A(a)(b)	74,990	2,178,460

Diversified Financial Services – 5.6%
Citigroup, Inc.	348,475	11,402,102
JPMorgan Chase & Co.	313,983	12,710,032

		24,112,134

Diversified Telecommunication Services – 1.4%
Verizon Communications, Inc.	130,100	5,928,657

Energy Equipment & Services – 1.1%
Oceaneering International, Inc.	82,350	4,549,837

Food & Staples Retailing – 4.2%
CVS Caremark Corp.	121,050	5,861,241
Wal-Mart Stores, Inc.	163,275	12,049,695

		17,910,936

Health Care Equipment & Supplies – 1.1%
Zimmer Holdings, Inc.	70,375	4,758,757

Health Care Providers & Services – 4.8%
Express Scripts Holding Co.(a)	124,900	7,827,483
Humana, Inc.	36,850	2,585,028
McKesson Corp.	52,950	4,555,288
UnitedHealth Group, Inc.	104,500	5,790,345

		20,758,144

Independent Power Producers & Energy Traders – 1.4%
The AES Corp.(a)	284,650	3,122,610
NRG Energy, Inc.	143,750	3,074,813

		6,197,423

Industrial Conglomerates – 3.5%
3M Co.	87,025	8,042,850
General Electric Co.	107,000	2,429,970
Tyco International Ltd.	82,225	4,625,979

		15,098,799

Insurance – 6.2%
American International Group, Inc.(a)	207,000	6,787,530
The Chubb Corp.	65,100	4,965,828
Lincoln National Corp.	178,400	4,315,496
MetLife, Inc.	158,125	5,448,987
The Travelers Cos., Inc.	74,675	5,097,316

		26,615,157

Internet & Catalog Retail – 1.2%
Expedia, Inc.	86,450	5,000,268

Internet Software & Services – 3.7%
AOL, Inc.(a)	12,850	452,705
Google, Inc., Class A(a)	20,150	15,203,175

		15,655,880

IT Services – 2.6%
Alliance Data Systems Corp.(a)(b)	31,750	4,506,912
International Business Machines Corp.	16,450	3,412,553
The Western Union Co.	188,925	3,442,213

		11,361,678

Life Sciences Tools & Services – 1.1%
Agilent Technologies, Inc.	121,200	4,660,140

Machinery – 1.5%
Cummins, Inc.	18,825	1,735,853
Ingersoll-Rand Plc	102,700	4,603,014

		6,338,867

Media – 7.8%
Comcast Corp., Class A	303,100	10,841,887
DISH Network Corp., Class A	107,025	3,276,035
The McGraw-Hill Cos., Inc.	41,600	2,270,944
News Corp., Class A	385,275	9,450,796

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Large Cap Core V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media (concluded)
Time Warner Cable, Inc.	78,850	$7,495,481

		33,335,143

Metals & Mining – 0.6%
Alcoa, Inc.	271,175	2,399,899

Multi-Utilities – 0.8%
Ameren Corp.	109,000	3,561,030

Multiline Retail – 1.0%
Dillard’s, Inc., Class A	46,705	3,377,706
Nordstrom, Inc.	19,800	1,092,564

		4,470,270

Office Electronics – 0.7%
Xerox Corp.	391,075	2,870,491

Oil, Gas & Consumable Fuels – 10.8%
Chevron Corp.	96,250	11,218,900
Exxon Mobil Corp.	181,275	16,577,599
Marathon Oil Corp.	135,775	4,014,867
Marathon Petroleum Corp.	114,175	6,232,813
Suncor Energy, Inc.	253,790	8,337,001

		46,381,180

Paper & Forest Products – 0.6%
Domtar Corp.	32,750	2,563,998

Pharmaceuticals – 8.5%
Abbott Laboratories	104,125	7,138,810
Eli Lilly & Co.	76,000	3,603,160
Forest Laboratories, Inc.(a)	122,600	4,365,786
Johnson & Johnson	19,625	1,352,359
Merck & Co., Inc.	190,575	8,594,932
Pfizer, Inc.	460,600	11,445,910

		36,500,957

Semiconductors & Semiconductor Equipment – 1.3%
KLA-Tencor Corp.	112,925	5,387,087

Software – 3.3%
CA, Inc.	141,775	3,652,833
Microsoft Corp.	356,550	10,618,059

		14,270,892

Specialty Retail – 1.8%
Foot Locker, Inc.	52,927	1,878,909
The Gap, Inc.	69,295	2,479,375
PetSmart, Inc.	50,575	3,488,663

		7,846,947

Tobacco – 1.5%
Philip Morris International, Inc.	72,050	6,480,177

Total Long-Term Investments (Cost – $377,541,584) – 99.7%		427,515,389

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.15%(c)(d)	2,772,724	2,772,724

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series,
0.29%(c)(d)(e)	$2,621	2,621,054

Total Short-Term Securities (Cost – $5,393,778) – 1.3%		5,393,778

Total Investments (Cost – $382,935,362*) – 101.0%		432,909,167
Liabilities in Excess of Other Assets – (1.0)%		(4,299,562)

Net Assets – 100.0%		$428,609,605

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$385,233,127

Gross unrealized appreciation	$54,524,107
Gross unrealized depreciation	(6,848,067)

Net unrealized appreciation	$47,676,040

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (concluded)	BlackRock Large Cap Core V.I. Fund

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Net Activity	Shares/ Beneficial Interest Held at September 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,033,288	739,436	2,772,724	$3,242
BlackRock Liquidity Series LLC, Money Market Series	$13,977,139	$(11,356,085)	$2,621,054	$284,877

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$427,515,389	–	–	$427,515,389
Short-Term Securities	2,772,724	$2,621,054	–	5,393,778

Total	$430,288,113	$2,621,054	–	$432,909,167

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $2,621,054 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Large Cap Growth V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 2.3%
The Boeing Co.	18,100	$1,260,122
Textron, Inc.	46,700	1,222,139

		2,482,261

Airlines – 1.4%
Delta Air Lines, Inc.(a)	101,600	930,656
United Continental Holdings, Inc.(a)	32,858	640,731

		1,571,387

Automobiles – 0.2%
Ford Motor Co.	24,000	236,640

Beverages – 3.0%
The Coca-Cola Co.	85,800	3,254,394

Biotechnology – 1.1%
Myriad Genetics, Inc.(a)(b)	44,500	1,201,055

Chemicals – 2.1%
CF Industries Holdings, Inc.	4,150	922,296
PPG Industries, Inc.	12,400	1,424,016

		2,346,312

Commercial Banks – 1.3%
Wells Fargo & Co.	42,900	1,481,337

Computers & Peripherals – 11.5%
Apple, Inc.	15,310	10,215,751
EMC Corp.(a)	52,000	1,418,040
Western Digital Corp.	25,800	999,234

		12,633,025

Construction & Engineering – 1.0%
Fluor Corp.	20,000	1,125,600

Consumer Finance – 1.1%
Discover Financial Services	29,200	1,160,116

Containers & Packaging – 1.8%
Packaging Corp. of America	53,417	1,939,037

Diversified Consumer Services – 0.5%
Apollo Group, Inc., Class A(a)(b)	20,040	582,162

Diversified Financial Services – 0.9%
The NASDAQ OMX Group, Inc.	43,500	1,013,333

Diversified Telecommunication Services – 1.5%
Verizon Communications, Inc.	37,300	1,699,761

Electronic Equipment, Instruments & Components – 0.5%
Jabil Circuit, Inc.	29,700	555,984

Energy Equipment & Services – 1.1%
Oceaneering International, Inc.	22,200	1,226,550

Food & Staples Retailing – 4.2%
CVS Caremark Corp.	27,800	1,346,076
Wal-Mart Stores, Inc.	44,300	3,269,340

		4,615,416

Food Products – 1.1%
ConAgra Foods, Inc.	42,200	1,164,298

Health Care Providers & Services – 5.3%
Express Scripts Holding Co.(a)	39,800	2,494,266
HCA Holdings, Inc.	19,700	655,025
McKesson Corp.	17,500	1,505,525
UnitedHealth Group, Inc.	21,800	1,207,938

		5,862,754

Independent Power Producers & Energy Traders – 0.8%
NRG Energy, Inc.	41,300	883,407

Industrial Conglomerates – 2.3%
3M Co.	27,300	2,523,066

Insurance – 1.2%
The Travelers Cos., Inc.	19,600	1,337,896

Internet & Catalog Retail – 1.2%
Expedia, Inc.	22,800	1,318,752

Internet Software & Services – 4.9%
Google, Inc., Class A(a)	7,075	5,338,087

IT Services – 6.7%
Alliance Data Systems Corp.(a)	9,300	1,320,135
International Business Machines Corp.	22,500	4,667,625
The Western Union Co.	75,900	1,382,898

		7,370,658

Life Sciences Tools & Services – 1.2%
Agilent Technologies, Inc.	34,400	1,322,680

Machinery – 2.7%
Cummins, Inc.	8,800	811,448
Ingersoll-Rand Plc	32,100	1,438,722
Parker Hannifin Corp.	8,100	676,998

		2,927,168

Media – 9.7%
CBS Corp., Class B	16,600	603,078
Comcast Corp., Class A	77,200	2,761,444
DISH Network Corp., Class A	28,500	872,385
John Wiley & Sons, Inc., Class A	12,900	592,755
The McGraw-Hill Cos., Inc.	28,000	1,528,520
News Corp., Class A	94,300	2,313,179
Time Warner Cable, Inc.	20,700	1,967,742

		10,639,103

Multiline Retail – 0.9%
Dollar Tree, Inc.(a)	20,700	999,293

Oil, Gas & Consumable Fuels – 4.7%
Chevron Corp.	9,800	1,142,288
Exxon Mobil Corp.	12,200	1,115,690
Marathon Oil Corp.	26,300	777,691
Suncor Energy, Inc.	66,520	2,185,182

		5,220,851

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Large Cap Growth V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Paper & Forest Products – 1.1%
International Paper Co.	34,200	$1,242,144

Personal Products – 1.0%
Herbalife Ltd.(b)	22,800	1,080,720

Pharmaceuticals – 4.9%
Abbott Laboratories	40,400	2,769,824
Bristol-Myers Squibb Co.	29,200	985,500
Eli Lilly & Co.	17,900	848,639
Warner Chilcott Plc, Class A	54,900	741,150

		5,345,113

Semiconductors & Semiconductor Equipment – 1.2%
KLA-Tencor Corp.	27,500	1,311,887

Software – 4.1%
Microsoft Corp.	150,000	4,467,000

Specialty Retail – 2.2%
Limited Brands, Inc.	24,000	1,182,240
PetSmart, Inc.	18,700	1,289,926

		2,472,166

Tobacco – 2.9%
Philip Morris International, Inc.	35,700	3,210,858

Total Long-Term Investments (Cost – $89,373,738) – 95.6%		105,162,271

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.15%(c)(d)	2,310,352	2,310,352

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series,
0.29%(c)(d)(e)	$2,288	2,287,600

Total Short-Term Securities (Cost – $4,597,952) – 4.2%		4,597,952

Total Investments (Cost – $93,971,690*) – 99.8%		109,760,223
Other Assets Less Liabilities – 0.2%		177,268

Net Assets – 100.0%		$109,937,491

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$94,525,700

Gross unrealized appreciation	$17,884,700
Gross unrealized depreciation	(2,650,177)

Net unrealized appreciation	$15,234,523

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Net Activity	Shares/ Beneficial Interest Held at September 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	–	2,310,352	2,310,352	$1,112
BlackRock Liquidity Series LLC, Money Market Series	$858,926	$1,428,674	$2,287,600	$73,741

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (concluded)	BlackRock Large Cap Growth V.I. Fund

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	$105,162,271	–	–	$105,162,271
Short-Term Securities	2,310,352	$2,287,600	–	4,597,952

Total	$107,472,623	$2,287,600	–	$109,760,223

[1]	See above Schedule of Investments for values in each industry.

There were no transfers between levels during the period ended September 30, 2012.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $2,287,600 is categorized as Level 2 within the disclosure hierarchy.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Large Cap Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 0.1%
Raytheon Co.	925	$52,873

Airlines – 1.3%
Delta Air Lines, Inc.(a)	93,300	854,628
United Continental Holdings, Inc.(a)	26,937	525,272

		1,379,900

Auto Components – 1.0%
Lear Corp.	1,325	50,072
TRW Automotive Holdings Corp.(a)	22,900	1,000,959

		1,051,031

Beverages – 0.8%
Constellation Brands, Inc., Class A(a)	27,500	889,625

Capital Markets – 2.2%
The Goldman Sachs Group, Inc.	20,528	2,333,623

Chemicals – 1.0%
CF Industries Holdings, Inc.	4,529	1,006,525

Commercial Banks – 4.0%
Regions Financial Corp.	179,200	1,292,032
US Bancorp	75,225	2,580,217
Wells Fargo & Co.	9,350	322,856

		4,195,105

Communications Equipment – 1.1%
Cisco Systems, Inc.	59,500	1,135,855

Computers & Peripherals – 1.9%
Hewlett-Packard Co.	58,500	998,010
Western Digital Corp.	25,700	995,361

		1,993,371

Construction & Engineering – 0.7%
KBR, Inc.	26,076	777,586

Consumer Finance – 1.4%
Discover Financial Services	36,025	1,431,273

Containers & Packaging – 1.8%
Rock-Tenn Co., Class A	25,960	1,873,793

Diversified Consumer Services – 0.1%
Service Corp. International	11,125	149,743

Diversified Financial Services – 8.1%
Citigroup, Inc.	109,425	3,580,386
JPMorgan Chase & Co.	108,866	4,406,896
The NASDAQ OMX Group, Inc.	26,525	617,900

		8,605,182

Diversified Telecommunication Services – 1.9%
AT&T, Inc.	28,100	1,059,370
Verizon Communications, Inc.	20,075	914,818

		1,974,188

Food & Staples Retailing – 4.1%
CVS Caremark Corp.	37,675	1,824,223
Wal-Mart Stores, Inc.	34,200	2,523,960

		4,348,183

Food Products – 0.3%
Smithfield Foods, Inc.(a)	17,850	350,753

Health Care Equipment & Supplies – 1.3%
Zimmer Holdings, Inc.	20,450	1,382,829

Health Care Providers & Services – 3.3%
Humana, Inc.	11,375	797,956
McKesson Corp.	9,000	774,270
UnitedHealth Group, Inc.	35,200	1,950,432

		3,522,658

Household Products – 0.4%
The Procter & Gamble Co.	5,400	374,544

Independent Power Producers & Energy Traders – 1.9%
The AES Corp.(a)	100,450	1,101,936
NRG Energy, Inc.	42,700	913,353

		2,015,289

Industrial Conglomerates – 4.3%
3M Co.	18,775	1,735,185
General Electric Co.	59,275	1,346,135
Tyco International Ltd.	26,425	1,486,671

		4,567,991

Insurance – 10.8%
Allied World Assurance Co. Holdings AG	3,000	231,750
American Financial Group, Inc.	27,900	1,057,410
American International Group, Inc.(a)	55,900	1,832,961
Berkshire Hathaway, Inc., Class B(a)	2,625	231,525
The Chubb Corp.	18,425	1,405,459
HCC Insurance Holdings, Inc.	35,825	1,214,109
Lincoln National Corp.	53,900	1,303,841
MetLife, Inc.	46,900	1,616,174
RenaissanceRe Holdings Ltd.	13,400	1,032,336
The Travelers Cos., Inc.	21,500	1,467,590

		11,393,155

Internet & Catalog Retail – 1.2%
Expedia, Inc.	21,835	1,262,936

Internet Software & Services – 1.0%
AOL, Inc.(a)	31,100	1,095,653

IT Services – 0.2%
Total System Services, Inc.	9,700	229,890

Machinery – 1.2%
Ingersoll-Rand Plc	26,700	1,196,694
Oshkosh Corp.(a)	2,200	60,346

		1,257,040

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Large Cap Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media – 7.4%
Comcast Corp., Class A	75,000	$2,682,750
DISH Network Corp., Class A	25,500	780,555
The McGraw-Hill Cos., Inc.	5,000	272,950
News Corp., Class A	98,850	2,424,790
Time Warner Cable, Inc.	17,200	1,635,032

		7,796,077

Metals & Mining – 0.6%
Alcoa, Inc.	73,950	654,458

Multi-Utilities – 0.8%
Ameren Corp.	25,100	820,017

Multiline Retail – 0.9%
Dillard’s, Inc., Class A	12,425	898,576

Office Electronics – 0.7%
Xerox Corp.	99,175	727,945

Oil, Gas & Consumable Fuels – 15.6%
Chevron Corp.	39,650	4,621,604
Exxon Mobil Corp.	82,500	7,544,625
Marathon Oil Corp.	12,700	375,539
Marathon Petroleum Corp.	34,250	1,869,707
Suncor Energy, Inc.	64,395	2,115,376

		16,526,851

Paper & Forest Products – 1.0%
Domtar Corp.	13,425	1,051,043

Pharmaceuticals – 10.8%
Abbott Laboratories	18,500	1,268,360
Eli Lilly & Co.	21,125	1,001,536
Forest Laboratories, Inc.(a)	35,750	1,273,058
Johnson & Johnson	2,775	191,225
Merck & Co., Inc.	74,575	3,363,332
Pfizer, Inc.	174,900	4,346,265

		11,443,776

Semiconductors & Semiconductor Equipment – 1.4%
KLA-Tencor Corp.	30,775	1,468,121

Software – 0.9%
CA, Inc.	36,100	930,117

Specialty Retail – 1.0%
Foot Locker, Inc.	13,533	480,422
The Gap, Inc.	14,825	530,438

		1,010,860

Thrifts & Mortgage Finance – 0.8%
Washington Federal, Inc.	52,900	882,372

Total Long-Term Investments (Cost – $91,779,763) – 99.3%		104,860,807

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.15%(b)(c)	1,270,361	1,270,361

Total Short-Term Securities (Cost – $1,270,361) – 1.2%		1,270,361

Total Investments (Cost – $93,050,124*) – 100.5%		106,131,168
Liabilities in Excess of Other Assets – (0.5)%		(521,534)

Net Assets – 100.0%		$105,609,634

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$94,807,784

Gross unrealized appreciation	$12,592,972
Gross unrealized depreciation	(1,269,588)

Net unrealized appreciation	$11,323,384

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Net Activity	Shares/ Beneficial Interest Held at September 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	–	1,270,361	1,270,361	$619
BlackRock Liquidity Series LLC, Money Market Series	$4,570,914	$(4,570,914)	–	$12,567

(c)	Represents the current yield as of report date.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (concluded)	BlackRock Large Cap Value V.I. Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$104,860,807	–	–	$104,860,807
Short-Term Securities	1,270,361	–	–	1,270,361

Total	$106,131,168	–	–	$106,131,168

[1]	See above Schedule of Investments for values in each industry.

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Money Market V.I. Fund
(Percentages shown are based on Net Assets)

Commercial Paper(a)	Par (000)	Value
Atlantis One Funding Corp.,
0.27%, 11/06/12	$5,000	$4,998,650
Cancara Asset Securitisation LLC.,
0.21%, 10/09/12	10,000	9,999,533
Charta LLC,
0.24%, 10/15/12	5,000	4,999,533
Ciesco LLC,
0.34%, 11/19/12	5,000	4,997,686
Collateralized CP Co. LLC:
0.33%, 10/10/12	1,000	999,917
0.38%, 1/17/13	7,000	6,992,020
CRC Funding LLC,
0.28%, 11/14/12	5,000	4,998,289
Gemini Securitization Corp. LLC,
0.41%, 11/05/12	2,000	1,999,203
General Electric Capital Corp.:
0.25%, 10/15/12	4,000	3,999,611
0.24%, 12/03/12	6,000	5,997,480
Govco LLC,
0.32%, 11/05/12	2,500	2,499,222
ING (US) Funding LLC:
0.36%, 11/05/12	7,000	6,997,550
0.34%, 12/11/12	3,000	2,997,988
Matchpoint Master Trust:
0.35%, 10/09/12	4,500	4,499,650
0.30%, 10/24/12	5,000	4,999,042
MetLife Short-Term Funding LLC:
0.26%, 11/26/12	5,000	4,997,978
0.29%, 1/14/13	1,400	1,398,816
Nordea North America, Inc.:
0.22%, 11/14/12	6,000	5,998,387
0.36%, 10/03/12	5,000	4,999,900
Rabobank USA Financial Corp.:
0.49%, 2/01/13	5,000	4,991,715
0.38%, 3/18/13	5,000	4,991,133
State Street Corp.:
0.24%, 11/01/12	2,500	2,499,483
0.22%, 1/10/13	2,000	1,998,766
0.30%, 1/11/13	6,000	5,994,900

Total Commercial Paper – 52.5%		109,846,452

Corporate Notes
JPMorgan Chase Bank NA,
0.53%, 5/17/13(b)	2,480	2,480,000

Total Corporate Notes – 1.2%		2,480,000

Municipal Bonds(c)
Blount County Public Building Authority, Eclipse Funding Trust, Refunding RB, VRDN, Series 2007-0005, Solar Eclipse (US Bank NA LOC), 0.18%, 10/05/12	2,000	2,000,000
California HFA, RB, VRDN, Home Mortgage, Series U, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.19%, 10/05/12	1,700	1,700,000
Maryland Community Development Administration, RB, VRDN, Residential Housing, Series J, AMT (State Street Bank & Trust Co. SBPA), 0.16%, 10/05/12	3,000	3,000,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank LOC), 0.18%, 10/05/12	2,135	2,135,000
New York State HFA, RB, VRDN, AMT:
10 Barclay Street (Fannie Mae LOC), 0.19%, 10/05/12	5,000	5,000,000
Biltmore Tower Housing (Fannie Mae LOC), 0.19%, 10/05/12	3,000	3,000,000
Victory Housing, Series 2001 (Freddie Mac LOC), 0.17%, 10/05/12	5,000	5,000,000

Total Municipal Bonds – 10.4%		21,835,000

US Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes,
0.25%, 12/20/12(b)	1,000	999,956
Federal Home Loan Bank Discount Notes(a):
0.16%, 11/02/12	3,000	2,999,587
0.14%, 11/16/12	5,000	4,999,105
Freddie Mac Discount Notes,
0.11%, 12/12/12(a)	2,000	1,999,560
Freddie Mac Variable Rate Notes(b):
0.31%, 1/24/13	1,500	1,499,810
0.37%, 9/03/13	5,000	4,999,068
0.17%, 11/02/12	3,000	2,999,841
0.17%, 9/13/13	6,400	6,396,312

Total US Government Sponsored Agency Obligations – 12.9%		26,893,239

US Treasury Obligations
US Treasury Bills(a):
0.14%, 2/07/13	4,000	3,998,051
0.14%, 3/21/13	5,500	5,496,395
0.14%, 3/28/13	4,000	3,997,231
US Treasury Notes:
2.88%, 1/31/13	3,500	3,531,377
0.63%, 2/28/13	800	801,420
2.50%, 3/31/13	2,000	2,023,177
0.63%, 4/30/13	6,500	6,515,695
0.38%, 6/30/13	1,000	1,001,006

Total US Treasury Obligations – 13.1%		27,364,352

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (concluded)	BlackRock Money Market V.I. Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.20%, 10/01/12 (Purchased on 9/28/2012 to be repurchased at $5,301,088 collateralized by Federal Home Loan Bank, 0.38% due 11/27/13, par and fair values of $5,395,000 and $5,411,079, respectively)	$5,301	$5,301,000
Goldman Sachs & Co., 0.21%, 10/02/12 (Purchased on 9/25/2012 to be repurchased at $10,000,408 collateralized by various US Government Sponsored Agency Obligations, 2.50% - 4.00% due 10/01/26 - 6/01/27, par and fair values of $11,209,502 and $10,300,000, respectively)	10,000	10,000,000

Total Repurchase Agreements – 7.3%		15,301,000

Total Investments (Cost – $203,720,043*) – 97.4%		203,720,043
Other Assets Less Liabilities – 2.6%		5,338,843

Net Assets – 100.0%		$209,058,886

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AMT	Alternative Minimum Tax (subject to)
	Fannie Mae	Federal National Mortgage Association
	Freddie Mac	Federal Home Loan Mortgage Corporation
	HFA	Housing Finance Agency
	LOC	Letter of Credit
	RB	Revenue Bonds
	SBPA	Stand-by Bond Purchase Agreements
	VRDN	Variable Rate Demand Notes

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$203,720,043	–	$203,720,043

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, a bank overdraft of $23,956 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 2.2%
The Boeing Co.	8,463	$589,194
General Dynamics Corp.	4,148	274,266
Honeywell International, Inc.	9,761	583,220
L-3 Communications Holdings, Inc.	1,197	85,837
Lockheed Martin Corp.	3,366	314,317
Northrop Grumman Corp.	3,105	206,265
Precision Castparts Corp.	1,826	298,259
Raytheon Co.	4,116	235,270
Rockwell Collins, Inc.	1,778	95,372
Textron, Inc.	3,449	90,260
United Technologies Corp.	10,493	821,497

		3,593,757

Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	2,033	119,032
Expeditors International of Washington, Inc.	2,634	95,772
FedEx Corp.	3,653	309,117
United Parcel Service, Inc., Class B	8,991	643,486

		1,167,407

Airlines – 0.1%
Southwest Airlines Co.	9,328	81,807

Auto Components – 0.2%
BorgWarner, Inc.(a)	1,461	100,970
The Goodyear Tire & Rubber Co.(a)	3,059	37,289
Johnson Controls, Inc.	8,571	234,845

		373,104

Automobiles – 0.4%
Ford Motor Co.	47,693	470,253
Harley-Davidson, Inc.	2,813	119,187

		589,440

Beverages – 2.4%
Beam, Inc.	1,982	114,044
Brown-Forman Corp., Class B	1,892	123,453
The Coca-Cola Co.	48,428	1,836,874
Coca-Cola Enterprises, Inc.	3,463	108,288
Constellation Brands, Inc., Class A(a)	1,882	60,883
Dr. Pepper Snapple Group, Inc.	2,671	118,940
Molson Coors Brewing Co., Class B	1,946	87,667
Monster Beverage Corp.(a)	1,957	105,991
PepsiCo, Inc.	19,464	1,377,467

		3,933,607

Biotechnology – 1.6%
Alexion Pharmaceuticals, Inc.(a)(b)	2,416	276,390
Amgen, Inc.	9,661	814,616
Biogen Idec, Inc.(a)	2,958	441,422
Celgene Corp.(a)	5,396	412,255
Gilead Sciences, Inc.(a)	9,461	627,548

		2,572,231

Building Products – 0.0%
Masco Corp.	4,451	66,988

Capital Markets – 1.8%
Ameriprise Financial, Inc.	2,636	149,435
The Bank of New York Mellon Corp.	14,725	333,079
BlackRock, Inc.(c)	1,611	287,241
The Charles Schwab Corp.	13,695	175,159
E*Trade Financial Corp.(a)	3,384	29,813
Federated Investors, Inc., Class B	1,108	22,925
Franklin Resources, Inc.	1,729	216,246
The Goldman Sachs Group, Inc.	5,637	640,814
Invesco Ltd.	5,650	141,193
Legg Mason, Inc.	1,504	37,119
Morgan Stanley	17,297	289,552
Northern Trust Corp.	2,738	127,084
State Street Corp.	6,032	253,103
T. Rowe Price Group, Inc.	3,150	199,395

		2,902,158

Chemicals – 2.4%
Air Products & Chemicals, Inc.	2,670	220,809
Airgas, Inc.	866	71,272
CF Industries Holdings, Inc.	784	174,236
The Dow Chemical Co.	14,982	433,879
E.I. du Pont de Nemours & Co.	11,663	586,299
Eastman Chemical Co.	1,910	108,889
Ecolab, Inc.	3,293	213,419
FMC Corp.	1,686	93,371
International Flavors & Fragrances, Inc.	1,044	62,202
LyondellBasell Industries NV, Class A	4,240	219,038
Monsanto Co.	6,665	606,648
The Mosaic Co.	3,459	199,273
PPG Industries, Inc.	1,924	220,952
Praxair, Inc.	3,735	387,992
The Sherwin-Williams Co.	1,058	157,547
Sigma-Aldrich Corp.	1,532	110,258

		3,866,084

Commercial Banks – 2.8%
BB&T Corp.	8,774	290,946
Comerica, Inc.	2,369	73,557
Fifth Third Bancorp	11,526	178,768
First Horizon National Corp.	3,131	30,152
Huntington Bancshares, Inc.	10,811	74,596
KeyCorp	11,592	101,314
M&T Bank Corp.	1,505	143,216
The PNC Financial Services Group, Inc.(c)	6,620	417,722
Regions Financial Corp.	17,742	127,920
SunTrust Banks, Inc.	6,746	190,709
U.S. Bancorp	23,703	813,013
Wells Fargo & Co.	61,447	2,121,765
Zions Bancorporation	2,294	47,383

		4,611,061

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Services & Supplies – 0.4%
Avery Dennison Corp.	1,310	$41,684
Cintas Corp.	1,312	54,382
Iron Mountain, Inc.	1,889	64,434
Pitney Bowes, Inc.	2,510	34,688
R.R. Donnelley & Sons Co.	2,161	22,907
Republic Services, Inc.	3,747	103,080
Stericycle, Inc.(a)(b)	1,046	94,684
Waste Management, Inc.	5,450	174,836

		590,695

Communications Equipment – 1.9%
Cisco Systems, Inc.	66,118	1,262,192
F5 Networks, Inc.(a)(b)	1,007	105,433
Harris Corp.	1,422	72,835
JDS Uniphase Corp.(a)	2,901	35,929
Juniper Networks, Inc.(a)	6,462	110,565
Motorola Solutions, Inc.	3,607	182,334
QUALCOMM, Inc.	21,304	1,331,287

		3,100,575

Computers & Peripherals – 5.9%
Apple, Inc.	11,726	7,824,291
Dell, Inc.	18,356	180,990
EMC Corp.(a)	26,246	715,729
Hewlett-Packard Co.	24,686	421,143
NetApp, Inc.(a)	4,543	149,374
SanDisk Corp.(a)	3,063	133,026
Seagate Technology Plc	4,423	137,113
Western Digital Corp.	2,784	107,824

		9,669,490

Construction & Engineering – 0.1%
Fluor Corp.	2,093	117,794
Jacobs Engineering Group, Inc.(a)	1,651	66,750
Quanta Services, Inc.(a)	2,651	65,480

		250,024

Construction Materials – 0.0%
Vulcan Materials Co.	1,620	76,626

Consumer Finance – 0.9%
American Express Co.	12,359	702,733
Capital One Financial Corp.	7,265	414,177
Discover Financial Services	6,441	255,901
SLM Corp.	5,871	92,292

		1,465,103

Containers & Packaging – 0.1%
Ball Corp.	1,960	82,928
Bemis Co.	1,270	39,967
Owens-Illinois, Inc.(a)	2,171	40,728
Sealed Air Corp.	2,186	33,795

		197,418

Distributors – 0.1%
Genuine Parts Co.	1,909	116,506

Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A(a)	1,262	36,661
H&R Block, Inc.	3,392	58,783

		95,444

Diversified Financial Services – 3.0%
Bank of America Corp.	134,787	1,190,169
Citigroup, Inc.	36,676	1,200,039
CME Group, Inc.	3,826	219,230
IntercontinentalExchange, Inc.(a)	925	123,404
JPMorgan Chase & Co.	47,513	1,923,326
Leucadia National Corp.	2,574	58,559
Moody’s Corp.	2,419	106,847
The NASDAQ OMX Group, Inc.	1,538	35,828
NYSE Euronext	3,057	75,355

		4,932,757

Diversified Telecommunication Services – 2.9%
AT&T, Inc.	72,161	2,720,470
CenturyLink, Inc.	7,788	314,635
Frontier Communications Corp.(b)	12,490	61,201
Verizon Communications, Inc.	35,632	1,623,750
Windstream Corp.	7,137	72,155

		4,792,211

Electric Utilities – 1.9%
American Electric Power Co., Inc.	6,095	267,814
Duke Energy Corp.	8,805	570,564
Edison International	4,098	187,238
Entergy Corp.	2,207	152,945
Exelon Corp.	10,673	379,745
FirstEnergy Corp.	5,278	232,760
NextEra Energy, Inc.	5,286	371,765
Northeast Utilities, Inc.	3,862	147,644
Pepco Holdings, Inc.	2,727	51,540
Pinnacle West Capital Corp.	1,416	74,765
PPL Corp.	7,286	211,658
The Southern Co.	10,939	504,179

		3,152,617

Electrical Equipment – 0.5%
Cooper Industries Plc	2,009	150,795
Emerson Electric Co.	9,056	437,133
Rockwell Automation, Inc.	1,738	120,878
Roper Industries, Inc.	1,204	132,308

		841,114

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp., Class A	1,978	116,465
Corning, Inc.	18,737	246,391
Flir Systems, Inc.	1,960	39,151
Jabil Circuit, Inc.	2,355	44,086
Molex, Inc.	1,722	45,254
TE Connectivity Ltd.	5,280	179,573

		670,920

Energy Equipment & Services – 1.9%
Baker Hughes, Inc.	5,500	248,765

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Cameron International Corp.(a)	3,074	$172,359
Diamond Offshore Drilling, Inc.	878	57,781
Ensco Plc, Class A	2,939	160,352
FMC Technologies, Inc.(a)	2,932	135,752
Halliburton Co.	11,601	390,838
Helmerich & Payne, Inc.	1,322	62,940
Nabors Industries Ltd.(a)	3,617	50,746
National Oilwell Varco, Inc.	5,332	427,146
Noble Corp.(a)	3,184	113,924
Rowan Cos. Plc, Class A(a)	1,553	52,445
Schlumberger Ltd.	16,597	1,200,461

		3,073,509

Food & Staples Retailing – 2.4%
Costco Wholesale Corp.	5,407	541,376
CVS Caremark Corp.	15,923	770,992
The Kroger Co.	6,813	160,378
Safeway, Inc.	3,040	48,913
SYSCO Corp.	7,333	229,303
Wal-Mart Stores, Inc.	21,023	1,551,497
Walgreen Co.	10,650	388,086
Whole Foods Market, Inc.	2,147	209,118

		3,899,663

Food Products – 1.7%
Archer-Daniels-Midland Co.	8,263	224,588
Campbell Soup Co.	2,237	77,892
ConAgra Foods, Inc.	5,130	141,537
Dean Foods Co.(a)	2,330	38,096
General Mills, Inc.	8,116	323,423
H.J. Heinz Co.	4,033	225,646
The Hershey Co.	1,878	133,131
Hormel Foods Corp.	1,618	47,310
The J.M. Smucker Co.	1,369	118,186
Kellogg Co.	3,083	159,268
McCormick & Co., Inc.	1,641	101,808
Mead Johnson Nutrition Co.	2,564	187,890
Mondelez International, Inc. (FKA Kraft Foods, Inc.)	22,194	917,722
Tyson Foods, Inc., Class A	3,622	58,024

		2,754,521

Gas Utilities – 0.1%
AGL Resources, Inc.	1,493	61,079
Oneok, Inc.	2,574	124,350

		185,429

Health Care Equipment & Supplies – 1.7%
Baxter International, Inc.	6,880	414,589
Becton Dickinson & Co.	2,501	196,478
Boston Scientific Corp.(a)	17,385	99,790
C.R. Bard, Inc.	975	102,034
CareFusion Corp.(a)	2,816	79,946
Covidien Plc	6,038	358,778
DENTSPLY International, Inc.	1,720	65,601
Edwards Lifesciences Corp.(a)(b)	1,435	154,076
Intuitive Surgical, Inc.(a)	501	248,311
Medtronic, Inc.	12,760	550,211
St. Jude Medical, Inc.	3,928	165,487
Stryker Corp.	3,617	201,322
Varian Medical Systems, Inc.(a)(b)	1,345	81,130
Zimmer Holdings, Inc.	2,203	148,967

		2,866,720

Health Care Providers & Services – 1.9%
Aetna, Inc.	4,180	165,528
AmerisourceBergen Corp.	3,166	122,556
Cardinal Health, Inc.	4,230	164,843
Cigna Corp.	3,645	171,935
Coventry Health Care, Inc.	1,674	69,789
DaVita, Inc.(a)	1,065	110,345
Express Scripts Holding Co.(a)	10,139	635,411
Humana, Inc.	2,033	142,615
Laboratory Corp. of America Holdings(a)	1,223	113,091
McKesson Corp.	2,965	255,079
Patterson Cos., Inc.	1,092	37,390
Quest Diagnostics, Inc.	1,967	124,767
Tenet Healthcare Corp.(a)	4,954	31,061
UnitedHealth Group, Inc.	12,915	715,620
WellPoint, Inc.	4,079	236,623

		3,096,653

Health Care Technology – 0.1%
Cerner Corp.(a)(b)	1,810	140,112

Hotels, Restaurants & Leisure – 1.8%
Carnival Corp.	5,596	203,918
Chipotle Mexican Grill, Inc.(a)	403	127,969
Darden Restaurants, Inc.	1,615	90,036
International Game Technology	3,341	43,734
Marriott International, Inc., Class A	3,149	123,126
McDonald’s Corp.	12,612	1,157,151
Starbucks Corp.	9,503	482,277
Starwood Hotels & Resorts Worldwide, Inc.	2,416	140,032
Wyndham Worldwide Corp.	1,779	93,362
Wynn Resorts Ltd.	973	112,323
Yum! Brands, Inc.	5,686	377,209

		2,951,137

Household Durables – 0.4%
D.R. Horton, Inc.	3,470	71,621
Harman International Industries, Inc.	866	39,975
Leggett & Platt, Inc.	1,753	43,913
Lennar Corp., Class A	2,018	70,166
Newell Rubbermaid, Inc.	3,504	66,891
PulteGroup, Inc.(a)	4,260	66,030
Stanley Black & Decker, Inc.	2,111	160,964
Whirlpool Corp.	961	79,676

		599,236

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Products – 2.2%
The Clorox Co.	1,654	$119,171
Colgate-Palmolive Co.	5,575	597,751
Kimberly-Clark Corp.	4,938	423,582
The Procter & Gamble Co.	34,449	2,389,382

		3,529,886

Independent Power Producers & Energy Traders – 0.1%
The AES Corp.(a)	7,919	86,872
NRG Energy, Inc.	2,819	60,298

		147,170

Industrial Conglomerates – 2.5%
3M Co.	7,955	735,201
General Electric Co.	132,067	2,999,241
Tyco International Ltd.	5,714	321,470

		4,055,912

Insurance – 3.7%
ACE Ltd.	4,247	321,073
Aflac, Inc.	5,877	281,391
The Allstate Corp.	6,067	240,314
American International Group, Inc.(a)	14,584	478,209
Aon Plc	3,985	208,376
Assurant, Inc.	1,007	37,561
Berkshire Hathaway, Inc., Class B(a)	22,937	2,023,043
The Chubb Corp.	3,333	254,241
Cincinnati Financial Corp.	1,830	69,339
Genworth Financial, Inc., Class A(a)	6,149	32,159
Hartford Financial Services Group, Inc.	5,451	105,967
Lincoln National Corp.	3,420	82,730
Loews Corp.	3,906	161,162
Marsh & McLennan Cos., Inc.	6,737	228,586
MetLife, Inc.	13,283	457,732
Principal Financial Group, Inc.	3,470	93,482
The Progressive Corp.	7,010	145,387
Prudential Financial, Inc.	5,790	315,613
Torchmark Corp.	1,187	60,953
The Travelers Cos., Inc.	4,803	327,853
Unum Group	3,446	66,232
XL Group Plc	3,823	91,867

		6,083,270

Internet & Catalog Retail – 1.0%
Amazon.com, Inc.(a)	4,524	1,150,543
Expedia, Inc.	1,211	70,044
Netflix, Inc.(a)	663	36,094
Priceline.com, Inc.(a)	623	385,469
TripAdvisor, Inc.(a)	1,371	45,147

		1,687,297

Internet Software & Services – 2.2%
Akamai Technologies, Inc.(a)	2,267	86,735
eBay, Inc.(a)	14,504	702,139
Google, Inc., Class A(a)	3,314	2,500,413
VeriSign, Inc.(a)	2,004	97,575
Yahoo! Inc.(a)	13,040	208,314

		3,595,176

IT Services – 3.8%
Accenture Plc, Class A	7,955	557,089
Automatic Data Processing, Inc.	6,038	354,189
Cognizant Technology Solutions Corp., Class A(a)	3,735	261,151
Computer Sciences Corp.	1,943	62,584
Fidelity National Information Services, Inc.	3,128	97,656
Fiserv, Inc.(a)	1,681	124,444
International Business Machines Corp.	13,437	2,787,506
MasterCard, Inc., Class A	1,343	606,338
Paychex, Inc.	4,072	135,557
SAIC, Inc.	3,615	43,525
Teradata Corp.(a)	2,083	157,079
Total System Services, Inc.	2,026	48,016
Visa, Inc., Class A	6,537	877,788
The Western Union Co.	7,434	135,447

		6,248,369

Leisure Equipment & Products – 0.1%
Hasbro, Inc.	1,459	55,690
Mattel, Inc.	4,206	149,229

		204,919

Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	4,356	167,488
Life Technologies Corp.(a)	2,151	105,141
PerkinElmer, Inc.	1,473	43,409
Thermo Fisher Scientific, Inc.	4,603	270,795
Waters Corp.(a)	1,097	91,413

		678,246

Machinery – 2.0%
Caterpillar, Inc.	8,170	702,947
Cummins, Inc.	2,215	204,245
Danaher Corp.	7,303	402,760
Deere & Co.	4,910	405,026
Dover Corp.	2,316	137,779
Eaton Corp.	4,170	197,074
Flowserve Corp.	640	81,754
Illinois Tool Works, Inc.	5,395	320,841
Ingersoll-Rand Plc	3,586	160,725
Joy Global, Inc.	1,324	74,223
PACCAR, Inc.	4,405	176,310
Pall Corp.	1,464	92,949
Parker Hannifin Corp.	1,869	156,211
Pentair Ltd. Registered Shares	1,250	55,313
Snap-On, Inc.	752	54,046

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Xylem, Inc.	2,393	$60,184

		3,282,387

Media – 3.5%
Cablevision Systems Corp., New York Group, Class A	2,699	42,779
CBS Corp., Class B	7,445	270,477
Comcast Corp., Class A	33,466	1,197,079
DIRECTV(a)	7,853	411,969
Discovery Communications, Inc., Class A(a)	3,091	184,316
Gannett Co., Inc.	2,971	52,735
The Interpublic Group of Cos., Inc.	5,578	62,027
The McGraw-Hill Cos., Inc.	3,487	190,355
News Corp., Class A	25,466	624,681
Omnicom Group, Inc.	3,322	171,282
Scripps Networks Interactive, Class A	1,081	66,190
Time Warner Cable, Inc.	3,832	364,270
Time Warner, Inc.	11,849	537,115
Viacom, Inc., Class B	5,922	317,360
The Walt Disney Co.	22,441	1,173,216
The Washington Post Co., Class B	60	21,782

		5,687,633

Metals & Mining – 0.8%
Alcoa, Inc.	13,177	116,617
Allegheny Technologies, Inc.	1,358	43,320
Cliffs Natural Resources, Inc.	1,834	71,764
Freeport-McMoRan Copper & Gold, Inc.	11,870	469,815
Newmont Mining Corp.	6,206	347,598
Nucor Corp.	3,955	151,318
Titanium Metals Corp.	983	12,612
United States Steel Corp.(b)	1,805	34,421

		1,247,465

Multi-Utilities – 1.3%
Ameren Corp.	2,995	97,847
CenterPoint Energy, Inc.	5,286	112,592
CMS Energy Corp.	3,340	78,657
Consolidated Edison, Inc.	3,701	221,653
Dominion Resources, Inc.	7,169	379,527
DTE Energy Co.	2,181	130,729
Integrys Energy Group, Inc.	945	49,329
NiSource, Inc.	3,483	88,747
PG&E Corp.	5,332	227,516
Public Service Enterprise Group, Inc.	6,382	205,373
SCANA Corp.	1,639	79,114
Sempra Energy	2,812	181,346
TECO Energy, Inc.	2,571	45,609
Wisconsin Energy Corp.	2,825	106,418
Xcel Energy, Inc.	6,122	169,641

		2,174,098

Multiline Retail – 0.7%
Big Lots, Inc.(a)	745	22,037
Dollar Tree, Inc.(a)	2,842	137,198
Family Dollar Stores, Inc.	1,213	80,422
J.C. Penney Co., Inc.	1,781	43,260
Kohl’s Corp.	2,699	138,243
Macy’s, Inc.	5,035	189,417
Nordstrom, Inc.	1,911	105,449
Target Corp.	8,162	518,042

		1,234,068

Office Electronics – 0.1%
Xerox Corp.	16,483	120,985

Oil, Gas & Consumable Fuels – 9.3%
Alpha Natural Resources, Inc.(a)(b)	2,771	18,205
Anadarko Petroleum Corp.	6,248	436,860
Apache Corp.	4,892	423,011
Cabot Oil & Gas Corp.	2,592	116,381
Chesapeake Energy Corp.	6,492	122,504
Chevron Corp.	24,542	2,860,615
ConocoPhillips	15,192	868,679
CONSOL Energy, Inc.	2,799	84,110
Denbury Resources, Inc.(a)	4,752	76,792
Devon Energy Corp.	4,705	284,652
EOG Resources, Inc.	3,377	378,393
EQT Corp.	1,913	112,867
Exxon Mobil Corp.	57,712	5,277,762
Hess Corp.	3,746	201,235
Kinder Morgan, Inc.	7,134	253,400
Marathon Oil Corp.	8,838	261,340
Marathon Petroleum Corp.	4,271	233,154
Murphy Oil Corp.	2,308	123,917
Newfield Exploration Co.(a)	1,652	51,741
Noble Energy, Inc.	2,249	208,505
Occidental Petroleum Corp.	10,129	871,702
Peabody Energy Corp.	3,286	73,245
Phillips 66	7,839	363,494
Pioneer Natural Resources Co.	1,519	158,584
QEP Resources, Inc.	2,221	70,317
Range Resources Corp.	2,003	139,950
Southwestern Energy Co.(a)(b)	4,344	151,084
Spectra Energy Corp.	8,232	241,691
Sunoco, Inc.	1,344	62,940
Tesoro Corp.	1,726	72,319
Valero Energy Corp.	6,827	216,279
The Williams Cos., Inc.	7,873	275,319
WPX Energy, Inc.(a)	2,537	42,089

		15,133,136

Paper & Forest Products – 0.2%
International Paper Co.	5,473	198,779
MeadWestvaco Corp.	2,138	65,423

		264,202

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	5

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Personal Products – 0.2%
Avon Products, Inc.	5,337	$85,125
The Estée Lauder Cos., Inc., Class A	3,000	184,710

		269,835

Pharmaceuticals – 6.1%
Abbott Laboratories	19,628	1,345,696
Allergan, Inc.	3,854	352,949
Bristol-Myers Squibb Co.	21,001	708,784
Eli Lilly & Co.	12,770	605,426
Forest Laboratories, Inc.(a)	2,925	104,159
Hospira, Inc.(a)	2,083	68,364
Johnson & Johnson	34,484	2,376,292
Merck & Co., Inc.	38,093	1,717,994
Mylan, Inc.(a)	5,077	123,879
Perrigo Co.	1,099	127,671
Pfizer, Inc.	93,425	2,321,611
Watson Pharmaceuticals, Inc.(a)	1,585	134,979

		9,987,804

Professional Services – 0.1%
The Dun & Bradstreet Corp.	561	44,667
Equifax, Inc.	1,528	71,174
Robert Half International, Inc.	1,795	47,801

		163,642

Real Estate Investment Trusts (REITs) – 2.1%
American Tower Corp.	4,942	352,809
Apartment Investment & Management Co., Class A	1,815	47,172
AvalonBay Communities, Inc.	1,212	164,820
Boston Properties, Inc.	1,894	209,495
Equity Residential	3,797	218,441
HCP, Inc.	5,369	238,813
Health Care REIT, Inc.	3,184	183,876
Host Hotels & Resorts, Inc.	9,139	146,681
Kimco Realty Corp.(b)	5,035	102,060
Plum Creek Timber Co., Inc.(b)	2,028	88,908
ProLogis	5,825	204,050
Public Storage	1,802	250,784
Simon Property Group, Inc.	3,794	575,967
Ventas, Inc.	3,695	230,014
Vornado Realty Trust(b)	2,115	171,421
Weyerhaeuser Co.	6,686	174,772

		3,360,083

Real Estate Management & Development – 0.0%
CBRE Group, Inc., Class A(a)	3,777	69,535

Road & Rail – 0.8%
CSX Corp.	13,050	270,788
Norfolk Southern Corp.	3,997	254,329
Ryder System, Inc.	653	25,506
Union Pacific Corp.	5,923	703,060

		1,253,683

Semiconductors & Semiconductor Equipment – 2.0%
Advanced Micro Devices, Inc.(a)	7,651	25,784
Altera Corp.	3,946	134,105
Analog Devices, Inc.	3,685	144,415
Applied Materials, Inc.	15,479	172,823
Broadcom Corp., Class A	6,429	222,315
First Solar, Inc.(a)	768	17,007
Intel Corp.	62,573	1,419,156
KLA-Tencor Corp.	2,051	97,843
Lam Research Corp.(a)	2,280	72,470
Linear Technology Corp.	2,820	89,817
LSI Corp.(a)	6,974	48,190
Microchip Technology, Inc.	2,349	76,906
Micron Technology, Inc.(a)	12,705	76,039
NVIDIA Corp.(a)	7,819	104,306
Teradyne, Inc.(a)	2,346	33,360
Texas Instruments, Inc.	14,302	394,020
Xilinx, Inc.	3,330	111,255

		3,239,811

Software – 3.5%
Adobe Systems, Inc.(a)	6,208	201,512
Autodesk, Inc.(a)	2,838	94,704
BMC Software, Inc.(a)	1,835	76,134
CA, Inc.	4,330	111,562
Citrix Systems, Inc.(a)	2,356	180,399
Electronic Arts, Inc.(a)	4,088	51,877
Intuit, Inc.	3,453	203,313
Microsoft Corp.	94,372	2,810,398
Oracle Corp.	47,636	1,500,058
Red Hat, Inc.(a)	2,375	135,232
Salesforce.com, Inc.(a)(b)	1,600	244,304
Symantec Corp.(a)	8,793	158,274

		5,767,767

Specialty Retail – 2.1%
Abercrombie & Fitch Co., Class A	1,088	36,905
AutoNation, Inc.(a)	463	20,219
AutoZone, Inc.(a)	468	173,006
Bed Bath & Beyond, Inc.(a)	2,871	180,873
Best Buy Co., Inc.	3,292	56,590
CarMax, Inc.(a)	2,881	81,532
GameStop Corp., Class A	1,544	32,424
The Gap, Inc.	3,730	133,459
The Home Depot, Inc.	18,856	1,138,337
Limited Brands, Inc.	2,967	146,154
Lowe’s Cos., Inc.	14,267	431,434
O’Reilly Automotive, Inc.(a)(b)	1,487	124,343
Ross Stores, Inc.	2,781	179,653
Staples, Inc.	8,387	96,618
Tiffany & Co.	1,489	92,139
TJX Cos., Inc.	9,258	414,666
Urban Outfitters, Inc.(a)	1,306	49,053

		3,387,405

Textiles, Apparel & Luxury Goods – 0.6%
Coach, Inc.	3,539	198,255

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
Fossil, Inc.(a)	662	$56,071
NIKE, Inc., Class B	4,598	436,396
Ralph Lauren Corp.	764	115,540
VF Corp.	1,099	175,137

		981,399

Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.	5,945	47,322
People’s United Financial, Inc.	4,394	53,343

		100,665

Tobacco – 1.9%
Altria Group, Inc.	25,423	848,874
Lorillard, Inc.	1,644	191,444
Philip Morris International, Inc.	21,105	1,898,184
Reynolds American, Inc.	4,093	177,390

		3,115,892

Trading Companies & Distributors – 0.2%
Fastenal Co.	3,371	144,919
W.W. Grainger, Inc.	754	157,111

		302,030

Wireless Telecommunication Services – 0.3%
Crown Castle International Corp.(a)	3,663	234,798
MetroPCS Communications, Inc.(a)	3,815	44,674
Sprint Nextel Corp.(a)	37,937	209,412

		488,884

Total Long-Term Investments (Cost – $79,685,966) – 98.7%		161,138,778

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.15%(c)(d)	2,364,790	2,364,790

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series,
0.29%(c)(d)(e)	$1,036	1,036,456

Total Short-Term Securities (Cost – $3,401,246) – 2.1%		3,401,246

		Value
Total Investments (Cost – $83,087,212*) – 100.8%		$164,540,024
Liabilities in Excess of Other Assets – (0.8)%		(1,282,760)

Net Assets – 100.0%		$163,257,264

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$89,867,677

Gross unrealized appreciation	$86,660,357
Gross unrealized depreciation	(11,988,010)

Net unrealized appreciation	$74,672,347

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30,2012	7

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain/(Loss)
BlackRock, Inc.	1,290	404		(83)	1,611	$287,241	$6,720	$(2,673)
BlackRock Liquidity Funds, TempFund, Institutional Class	1,261,622	1,103,168	[1]	–	2,364,790	$2,364,790	$2,171	–
BlackRock Liquidity Series LLC, Money Market Series	$1,124,866	–		$(88,410)[1]	$1,036,456	$1,036,456	$5,638	–
The PNC Financial Services Group, Inc.	6,828	159		(367)	6,620	$417,722	$7,771	$3,364

[1]	Represents net shares/beneficial Interest purchased/sold.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviation

FKA	Formerly Known As

•	Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
35	S&P 500 E-Mini	Chicago Mercantile	December 2012	$2,509,850	$3,656

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30,2012

Schedule of Investments (concluded)	BlackRock S&P 500 Index V.I. Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$161,138,778	–	–	$161,138,778
Short-Term Securities	2,364,790	$1,036,456	–	3,401,246

Total	$163,503,568	$1,036,456	–	$164,540,024

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$3,656	–	–	$3,656

[1]	Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $1,036,456 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	9

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
321 Henderson Receivables I LLC(a):
Series 2010-1A, Class A, 5.56%, 7/15/59	USD	598	$671,943
Series 2010-2A, Class A, 4.07%, 1/15/48		409	428,508
Series 2010-3A, Class A, 3.82%, 12/15/48		423	441,977
ACE Securities Corp., Series 2003-OP1, Class A2,
0.94%, 12/25/33(b)		122	101,099
AH Mortgage Advance Trust(a):
Series SART-1, Class A1R, 2.23%, 5/10/43		250	250,950
Series SART-3, Class 1A1, 2.98%, 3/13/43		280	281,833
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17		180	187,890
Series 2012-2, Class C, 2.64%, 10/10/17		235	240,586
Series 2012-2, Class D, 3.38%, 4/09/18		320	328,409
Series 2012-3, Class C, 2.42%, 5/08/18		150	152,594
Series 2012-3, Class D, 3.03%, 7/09/18		100	101,446
Series 2012-4, Class B, 1.31%, 11/08/17		85	85,119
Series 2012-4, Class C, 1.93%, 8/08/18		140	140,272
Series 2012-4, Class D, 2.68%, 10/09/18		50	50,091
Capital Trust Re CDO Ltd., Series 2006-4A, Class A1,
0.53%, 10/20/43(a)(b)		286	250,471
CarMax Auto Owner Trust:
Series 2012-1, Class B, 1.76%, 8/15/17		95	96,027
Series 2012-1, Class C, 2.20%, 10/16/17		55	55,836
Series 2012-1, Class D, 3.09%, 8/15/18		70	70,722
Chesapeake Funding LLC, Series 2012-1A, Class B,
1.83%, 11/07/23(a)(b)		200	200,516
Countrywide Asset-Backed Certificates(b):
Series 2003-BC3, Class A2, 0.84%, 9/25/33		127	113,812
Series 2004-5, Class A, 0.67%, 10/25/34		148	134,082
Series 2007-1, Class 2A1, 0.27%, 7/25/37		27	27,395
Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A,
1.52%, 3/16/20(a)		250	249,957
DT Auto Owner Trust(a):
Series 2012-1A, Class B, 2.26%, 10/16/17		390	390,866
Series 2012-1A, Class D, 4.94%, 7/16/18		250	253,802
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class C, 2.07%, 9/15/15(a)		125	126,069
Series 2010-5, Class D, 2.41%, 9/15/15(a)		65	65,768
Series 2011-2, Class C, 2.37%, 9/15/15		155	155,441
Series 2011-2, Class D, 2.86%, 9/15/15		110	110,307
Series 2012-1, Class C, 1.72%, 1/15/16(b)		215	215,841
Series 2012-1, Class D, 2.32%, 1/15/16(b)		195	196,268
Series 2012-2, Class C, 2.86%, 1/15/19		100	102,601
Series 2012-2, Class D, 3.50%, 1/15/19		100	101,747
Series 2012-4, Class C, 1.39%, 9/15/16		105	105,080
Series 2012-4, Class D, 2.09%, 9/15/16		180	180,154
Hyundai Auto Receivables Trust, Series 2012-A, Class D,
2.61%, 5/15/18		125	126,752
ING Investment Management(a)(b):
Series 2012-2A, Class A, 1.97%, 10/15/22		345	345,000
Series 2012-3A, Class A, 1.77%, 10/15/22(c)		620	617,929
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ,
0.52%, 12/25/34(b)		155	140,146
Nelnet Student Loan Trust, Series 2008-3, Class A4,
2.08%, 11/25/24(b)		270	283,508
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ,
0.48%, 6/25/35(b)		487	481,961
Option One Mortgage Loan Trust, Series 2003-4, Class A2,
0.86%, 7/25/33(b)		299	247,373
OZLM Funding Ltd., Series 2012-2A, Class A1,
1.87%, 10/30/23(a)(b)(c)		360	360,000

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
PFS Financing Corp., Series 2012-AA, Class A,
1.42%, 2/15/16(a)(b)	USD	220	$220,751
RAAC, Series 2005-SP2, Class 2A,
0.52%, 6/25/44(b)		1,041	851,190
Residential Asset Securities Corp., Series 2003-KS5, Class AIIB,
0.80%, 7/25/33(b)		135	101,933
Santander Consumer Acquired Receivables Trust(a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		222	222,782
Series 2011-S1A, Class C, 2.01%, 8/15/16		184	185,086
Series 2011-WO, Class C, 3.19%, 10/15/15		300	308,863
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17		540	560,772
Series 2011-1, Class D, 4.01%, 2/15/17		200	204,383
Series 2011-S1A, Class B, 1.48%, 5/15/17(a)		132	131,936
Series 2011-S1A, Class D, 3.10%, 5/15/17(a)		143	143,174
Series 2012-1, Class B, 2.72%, 5/16/16		110	112,068
Series 2012-1, Class C, 3.78%, 11/15/17		145	152,047
Series 2012-2, Class C, 3.20%, 2/15/18		245	249,727
Series 2012-2, Class D, 3.87%, 2/15/18		145	149,245
Series 2012-3, Class B, 1.94%, 12/15/16		405	406,808
Series 2012-3, Class C, 3.01%, 4/16/18		560	567,858
Series 2012-3, Class D, 3.64%, 5/15/18		460	469,112
Series 2012-4, Class C, 2.94%, 12/15/17		140	143,051
Series 2012-4, Class D, 3.50%, 6/15/18		190	193,208
Series 2012-5, Class B, 1.56%, 8/15/18		225	225,695
Series 2012-5, Class C, 2.70%, 8/15/18		105	106,597
Series 2012-5, Class D, 3.30%, 9/17/18		90	92,506
Scholar Funding Trust, Series 2011-A, Class A,
1.35%, 10/28/43(a)(b)		248	242,872
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.59%, 6/15/21(b)		442	430,839
Series 2008-5, Class A4, 2.15%, 7/25/23(b)		335	353,149
Series 2011-C, Class A2B, 4.54%, 10/17/44(a)		160	175,640
Series 2012-A, Class A1, 1.62%, 8/15/25(a)(b)		141	142,440
Series 2012-A, Class A2, 3.83%, 1/17/45(a)		155	165,707
Series 2012-C, Class A1, 1.32%, 8/15/23(a)(b)		308	310,157
Series 2012-C, Class A2, 3.31%, 10/15/46(a)		525	554,780
Series 2012-D, Class A2, 2.95%, 2/15/46(a)		610	634,094
Structured Asset Securities Corp.(b):
Series 2004-23XS, Class 2A1, 0.52%, 1/25/35		375	312,454
Series 2005-GEL2, Class A, 0.50%, 4/25/35		111	104,157
World Financial Network Credit Card Master Trust, Series 2012-C, Class A,
2.23%, 8/15/22		430	436,072

Total Asset-Backed Securities – 11.3%			18,929,301

Corporate Bonds
Auto Components – 0.1%
BorgWarner, Inc.,
4.63%, 9/15/20		140	155,596

Beverages – 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/22		140	141,983
3.75%, 7/15/42		148	148,364
Pernod-Ricard SA(a):
5.75%, 4/07/21		150	178,461
4.45%, 1/15/22		150	165,368
5.50%, 1/15/42		150	171,166

			805,342

Capital Markets – 1.1%
Credit Suisse AG,
5.40%, 1/14/20		47	51,370
The Goldman Sachs Group, Inc.,
5.75%, 1/24/22		1,474	1,697,865

			1,749,235

Commercial Banks – 2.0%
ABN Amro Bank NV,
6.38%, 4/27/21	EUR	100	133,472
Caisse Centrale Desjardins du Quebec,
2.55%, 3/24/16(a)	USD	800	850,640
Canadian Imperial Bank of Commerce,
2.60%, 7/02/15(a)		285	301,273

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Banks (concluded)
Commerzbank AG,
6.38%, 3/22/19	EUR	100	$119,364
Eksportfinans ASA,
5.50%, 5/25/16	USD	405	413,100
HSBC Bank Brasil SA-Banco Multiplo,
4.00%, 5/11/16(a)		700	720,125
HSBC Bank Plc,
3.10%, 5/24/16(a)		345	363,557
Sparebank 1 Boligkreditt AS,
2.30%, 6/30/17(a)		430	448,791

			3,350,322

Consumer Finance – 0.4%
Ford Motor Credit Co. LLC,
6.63%, 8/15/17		210	243,582
SLM Corp.,
6.25%, 1/25/16		343	372,155

			615,737

Containers & Packaging – 0.1%
Rock-Tenn Co.,
4.00%, 3/01/23(a)		150	152,424

Diversified Financial Services – 4.5%
Bank of America Corp.:
6.50%, 8/01/16		145	167,694
3.88%, 3/22/17		245	263,654
5.65%, 5/01/18		230	262,240
7.63%, 6/01/19		150	187,310
5.70%, 1/24/22		985	1,156,942
Citigroup, Inc.:
4.59%, 12/15/15		1,220	1,323,733
4.45%, 1/10/17		100	109,838
General Electric Capital Corp.,
6.15%, 8/07/37(d)		440	539,133
JPMorgan Chase & Co.:
4.50%, 1/24/22		235	260,674
3.25%, 9/23/22		562	569,808
JPMorgan Chase Bank NA, Series BKNT:
6.00%, 7/05/17		805	943,883
6.00%, 10/01/17		285	337,262
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19		220	237,600
6.88%, 2/15/21		260	274,300
Tiers Trust, Series 2012-1,
2.19%, 5/12/14(a)(b)		908	908,000

			7,542,071

Diversified Telecommunication Services – 0.5%
Level 3 Financing, Inc.,
8.13%, 7/01/19		207	219,938
Verizon Communications, Inc.:
3.50%, 11/01/21		230	253,742
6.40%, 2/15/38		306	412,415

			886,095

Electric Utilities – 2.3%
Alabama Power Co.,
3.95%, 6/01/21		230	259,893
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		54	73,002
5.95%, 12/15/36		100	116,095
Duke Energy Carolinas LLC,
4.25%, 12/15/41		175	184,479
Florida Power & Light Co.,
5.95%, 2/01/38		375	511,697
Georgia Power Co.,
3.00%, 4/15/16		205	219,849
Hydro-Quebec:
8.40%, 1/15/22		370	533,545
8.05%, 7/07/24		940	1,392,452
Jersey Central Power & Light Co.,
7.35%, 2/01/19		120	153,967
Southern California Edison Co., Series 08-A,
5.95%, 2/01/38		225	302,508
Trans-Allegheny Interstate Line Co.,
4.00%, 1/15/15(a)		125	130,956

			3,878,443

Energy Equipment & Services – 1.7%
Ensco Plc,
3.25%, 3/15/16		80	85,352
EOG Resources, Inc.,
2.63%, 3/15/23		241	243,597
MEG Energy Corp.(a):
6.50%, 3/15/21		475	508,250
6.38%, 1/30/23		80	85,400
Peabody Energy Corp.,
6.25%, 11/15/21(a)		185	184,075
Pride International, Inc.,
6.88%, 8/15/20		120	151,911
Transocean, Inc.:
5.05%, 12/15/16		380	424,634
2.50%, 10/15/17		235	236,303
6.00%, 3/15/18		520	607,220
3.80%, 10/15/22		269	270,393

			2,797,135

Food Products – 0.8%
Kraft Foods Group, Inc.(a):
3.50%, 6/06/22		413	436,372
5.00%, 6/04/42		179	199,688
Mondelez International, Inc. (FKA Kraft Foods, Inc.):
6.50%, 8/11/17		455	559,416
6.50%, 2/09/40		150	203,180

			1,398,656

Health Care Equipment & Supplies – 0.4%
Boston Scientific Corp.,
6.25%, 11/15/15		571	647,515

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services – 0.8%
Coventry Health Care, Inc.,
5.45%, 6/15/21	USD	152	$177,948
HCA, Inc.,
7.25%, 9/15/20		495	554,400
Tenet Healthcare Corp.:
10.00%, 5/01/18		10	11,550
6.25%, 11/01/18		220	242,550
8.88%, 7/01/19		160	180,800
UnitedHealth Group, Inc.,
3.38%, 11/15/21		75	79,963
WellPoint, Inc.,
3.30%, 1/15/23		32	32,366

			1,279,577

Hotels, Restaurants & Leisure – 0.2%
Wyndham Worldwide Corp.,
4.25%, 3/01/22		310	318,606

Independent Power Producers & Energy Traders – 0.3%
Energy Future Intermediate Holding Co. LLC,
10.00%, 12/01/20		240	270,000
Exelon Generation Co. LLC,
4.25%, 6/15/22(a)		91	96,285
Laredo Petroleum, Inc.,
7.38%, 5/01/22		150	162,000

			528,285

Industrial Conglomerates – 0.1%
Sequa Corp.,
11.75%, 12/01/15(a)		130	136,500

Insurance – 3.5%
Allianz Finance II BV,
5.75%, 7/08/41(b)	EUR	300	389,713
American International Group, Inc.:
3.80%, 3/22/17	USD	380	408,733
5.45%, 5/18/17		185	210,930
4.88%, 6/01/22		429	483,464
AXA SA,
5.25%, 4/16/40(b)	EUR	200	235,298
Hartford Life Global Funding Trusts,
0.57%, 6/16/14(b)	USD	685	674,105
ING Verzekeringen NV,
2.51%, 6/21/21(b)	EUR	40	49,346
Lincoln National Corp.,
7.00%, 6/15/40	USD	180	224,282
Manulife Financial Corp.,
3.40%, 9/17/15		420	439,775
Metropolitan Life Global Funding I,
2.50%, 1/11/13(a)		1,515	1,523,313
Muenchener Rueckversicherungs AG,
6.00%, 5/26/41(b)	EUR	200	277,684
Prudential Financial, Inc.:
5.38%, 6/21/20	USD	200	231,198
4.50%, 11/15/20		270	300,272
5.88%, 9/15/42(b)		298	305,450

			5,753,563

IT Services – 0.1%
First Data Corp.(a):
7.38%, 6/15/19		105	108,281
8.25%, 1/15/21		20	19,950

			128,231

Machinery – 0.2%
UR Merger Sub Corp.,
7.63%, 4/15/22(a)		360	394,200

Media – 3.0%
CBS Corp.:
4.63%, 5/15/18		80	91,048
8.88%, 5/15/19		175	234,569
5.75%, 4/15/20		130	156,303
CCH II LLC,
13.50%, 11/30/16		229	248,156
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/17		117	125,482
Series B, 9.25%, 12/15/17		383	412,682
Comcast Corp.:
5.88%, 2/15/18		420	510,962
4.65%, 7/15/42		554	592,563
Cox Communications, Inc.,
8.38%, 3/01/39(a)		310	471,989
DIRECTV Holdings LLC:
6.38%, 3/01/41		115	134,629
5.15%, 3/15/42		95	96,651
NBC Universal Media LLC,
2.88%, 1/15/23(c)		135	134,753
NBCUniversal Media LLC:
5.15%, 4/30/20		543	643,501
4.38%, 4/01/21		70	79,376
Time Warner Cable, Inc.:
5.50%, 9/01/41		170	192,370
4.50%, 9/15/42		521	519,581
Time Warner, Inc.,
4.70%, 1/15/21		110	126,342
Virgin Media Secured Finance Plc,
6.50%, 1/15/18		270	295,650

			5,066,607

Metals & Mining – 0.2%
Novelis, Inc.,
8.75%, 12/15/20		310	343,325

Multi-Utilities – 0.2%
Dominion Resources, Inc.,
1.95%, 8/15/16		295	304,897

Multiline Retail – 0.6%
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16		395	461,157
7.45%, 7/15/17		382	472,329

			933,486

Oil, Gas & Consumable Fuels – 4.3%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		655	758,947
6.38%, 9/15/17		356	429,200

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
BP Capital Markets Plc,
3.13%, 10/01/15	USD	170	$181,526
CONSOL Energy, Inc.,
8.25%, 4/01/20		41	42,947
El Paso Pipeline Partners Operating Co. LLC,
6.50%, 4/01/20		360	427,081
Energy Transfer Partners LP,
6.50%, 2/01/42		405	467,342
Enterprise Products Operating LLC, Series L,
6.30%, 9/15/17		175	212,856
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18		100	120,387
Linn Energy LLC,
6.25%, 11/01/19(a)		310	308,450
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37		550	689,297
Nexen, Inc.:
6.40%, 5/15/37		90	114,247
7.50%, 7/30/39		205	292,145
Petrobras International Finance Co.:
3.88%, 1/27/16		700	740,467
5.75%, 1/20/20		1,055	1,202,487
Plains All American Pipeline LP/PAA Finance Corp.,
8.75%, 5/01/19		44	59,165
Range Resources Corp.:
7.25%, 5/01/18		390	412,425
5.75%, 6/01/21		50	53,750
Valero Energy Corp.,
6.63%, 6/15/37		101	121,903
Western Gas Partners LP:
5.38%, 6/01/21		316	359,165
4.00%, 7/01/22		145	151,180
The Williams Cos., Inc.,
7.88%, 9/01/21		75	98,335

			7,243,302

Paper & Forest Products – 0.4%
International Paper Co.:
4.75%, 2/15/22		315	357,689
6.00%, 11/15/41		280	341,190

			698,879

Pharmaceuticals – 0.4%
Teva Pharmaceutical Finance Co. BV, Series 2,
3.65%, 11/10/21		90	97,561
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15		270	286,968
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21		225	243,903

			628,432

Real Estate Investment Trusts (REITs) – 0.3%
Ventas, Inc.,
4.75%, 6/01/21		140	153,865
Vornado Realty LP,
5.00%, 1/15/22		350	387,281

			541,146

Real Estate Management & Development – 0.1%
Realogy Corp.,
7.88%, 2/15/19(a)(e)		189	198,450

Road & Rail – 0.1%
Burlington Northern Santa Fe LLC:
3.05%, 9/01/22		60	62,101
4.38%, 9/01/42		117	123,788

			185,889

Specialty Retail – 0.1%
QVC, Inc.,
7.50%, 10/01/19(a)		190	210,236

Thrifts & Mortgage Finance – 0.5%
Northern Rock Asset Management Plc,
5.63%, 6/22/17(a)		200	224,740
Radian Group, Inc.,
5.38%, 6/15/15		750	622,500

			847,240

Wireless Telecommunication Services – 1.7%
America Movil SAB de CV:
2.38%, 9/08/16		385	400,627
4.38%, 7/16/42		200	207,433
Cricket Communications, Inc.,
7.75%, 5/15/16		237	250,035
Crown Castle Towers LLC,
6.11%, 1/15/20(a)		845	1,017,704
Intelsat Jackson Holdings SA,
7.25%, 4/01/19		204	220,320
MetroPCS Wireless, Inc.,
7.88%, 9/01/18		11	11,880
SBA Tower Trust,
5.10%, 4/17/17(a)		170	189,444
Sprint Capital Corp.,
6.88%, 11/15/28		80	73,600
Sprint Nextel Corp.,
9.00%, 11/15/18(a)		390	468,000

			2,839,043

Total Corporate Bonds – 31.5%			52,558,465

Floating Rate Loan Interests – 0.2%(b)
Hotels, Restaurants & Leisure – 0.2%
Motel 6, Mezzanine Term Loan,
10.00%, 10/15/17		300	300,000

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	5

Schedule of Investment (continued)	BlackRock Total Return V.I. Fund
(Percentage shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value
Brazilian Government International Bond,
7.13%, 1/20/37	USD	100	$150,750
Deutsche Bundesrepublik Inflation Linked Bond,
0.10%, 4/15/23	EUR	1,772	2,413,994
Italy Buoni Poliennali Del Tesoro:
4.75%, 6/01/17		1,660	2,202,276
5.25%, 8/01/17		425	577,060
2.10%, 9/15/21		366	413,638
2.55%, 9/15/41		101	97,927
Kreditanstalt fuer Wiederaufbau,
1.38%, 7/15/13	USD	360	362,844
Mexico Government International Bond:
6.38%, 1/16/13		596	604,940
5.63%, 1/15/17		200	233,800
5.13%, 1/15/20		350	418,250
Poland Government International Bond:
6.38%, 7/15/19		60	74,100
5.13%, 4/21/21		210	244,650
Russia Government International Bond,
7.50%, 3/31/30(f)		692	874,029
South Africa Government International Bond,
5.50%, 3/09/20		180	213,750
Turkey Government International Bond:
7.00%, 3/11/19		100	121,250
5.63%, 3/30/21		155	176,700
6.25%, 9/26/22		200	239,340

Total Foreign Agency Obligations – 5.6%			9,419,298

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 1.4%
Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16,
6.50%, 9/25/37		689	519,284
Countrywide Home Loan Mortgage Pass-Through Trust(b):
Series 2006-OA5, Class 2A1, 0.42%, 4/25/46		302	193,589
Series 2006-OA5, Class 3A1, 0.42%, 4/25/46		474	326,121
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1,
2.61%, 7/27/36(a)(b)		655	645,026
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1,
2.60%, 8/25/35(b)		242	217,629
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4,
1.02%, 11/25/34(b)		191	190,589
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 6/25/21		66	63,882
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		64	63,655
Residential Accredit Loans, Inc., Series 2006-Q02, Class A1,
0.44%, 2/25/46(b)		374	169,631

			2,389,406

Commercial Mortgage-Backed Securities – 10.2%
Banc of America Large Loan, Inc., Series 2010, Class HLTN,
1.97%, 11/15/15(a)(b)		666	665,718
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2003-2, Class A3, 4.87%, 3/11/41(b)		1,064	1,074,466
Series 2006-5, Class AAB, 5.38%, 9/10/47		575	606,028
Series 2007-1, Class A4, 5.45%, 1/15/49		400	461,508
Series 2007-1, Class AMFX, 5.48%, 1/15/49(b)		25	25,767
Series 2007-3, Class A4, 5.89%, 6/10/49(b)		630	722,941
Series 2007-3, Class AM, 5.89%, 6/10/49(b)		200	211,938
Bank of America Reremic Trust, Series 2010-UB4, Class A4A,
5.04%, 12/20/41(a)(b)		395	415,658
Bear Stearns Commercial Mortgage Securities:
Series 2005-PW10, Class AM, 5.45%, 12/11/40(b)		70	74,532
Series 2007-PW17, Class A3, 5.74%, 6/11/50		435	454,292
Commercial Mortgage Pass-Through Certificates:
Series 2006-C8, Class AM, 5.35%, 12/10/46		225	240,542
Series 2012-LTRT, Class A2, 3.40%, 10/05/30(a)(c)		440	455,400

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investment (continued)	BlackRock Total Return V.I. Fund
(Percentage shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates, Series 2010-RR2, Class 2A,
5.95%, 9/15/39(a)(b)	USD	520	$591,700
DBRR Trust(a):
Series 2011-C32, Class A3A, 5.94%, 6/17/49(b)		165	191,256
Series 2012-EZ1, Class A, 0.95%, 9/25/45		760	761,366
Extended Stay America Trust, Series 2010-ESHA, Class D,
5.50%, 11/05/27(a)		100	100,798
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AJ, 6.06%, 7/10/38(b)		160	142,169
Series 2007-GG11, Class A4, 5.74%, 12/10/49		100	116,646
GS Mortgage Securities Corp. II:
Series 2006-GG8, Class AJ, 5.62%, 11/10/39		180	152,777
Series 2006-GG8, Class AM, 5.59%, 11/10/39		70	76,785
Series 2007-GG10, Class A4, 5.98%, 8/10/45(b)		180	206,354
Series 2012-ALOH, Class A, 3.55%, 4/10/34(a)		490	529,251
Series 2012-SHOP, Class A, 2.93%, 6/05/31(a)		190	199,819
Series 2012-SHOP, Class C, 3.63%, 6/05/31(a)		100	102,404
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		610	648,717
Series 2006-CB14, Class AM, 5.64%, 12/12/44(b)		240	250,068
Series 2007-CB18, Class A3, 5.45%, 6/12/47		285	302,905
Series 2007-CB20, Class AM, 6.09%, 2/12/51(b)		420	467,118
Series 2008-C2, Class ASB, 6.13%, 2/12/51(b)		210	228,369
Series 2012-CBX, Class A4, 3.48%, 6/15/45		100	108,796
LB-UBS Commercial Mortgage Trust:
Series 2007-C1, Class AM, 5.46%, 2/15/40		145	155,853
Series 2007-C6, Class A4, 5.86%, 7/15/40(b)		445	525,978
Series 2007-C7, Class A3, 5.87%, 9/15/45(b)		330	393,079
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4,
4.86%, 8/12/39(b)		500	534,211
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class A2,
3.28%, 10/15/30(a)(c)		140	143,488
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30(a)(b)		290	304,218
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		500	530,319
Series 2007-HQ12, Class A2FX, 5.76%, 4/12/49(b)		329	345,588
Series 2007-IQ15, Class AM, 6.08%, 6/11/49(b)		440	463,542
Series 2007-XLC1, Class A2, 0.56%, 7/17/17(b)		210	197,787
Morgan Stanley Reremic Trust:
Series 2009-IO, Class B, 5.70%, 7/17/56(a)(g)		310	273,575
Series 2012-XA, Class A, 2.00%, 7/27/49		309	311,417
RBSCF Trust, Series 2010-RR3, Class WBTA,
6.12%, 2/16/51(a)(b)		860	1,012,965
S2 Hospitality LLC, Series 2012-LV1, Class A,
4.50%, 4/15/25(a)		231	232,511
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4,
3.09%, 8/10/49		230	239,331
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4,
6.12%, 2/15/51(b)		630	742,625

			16,992,575

Interest Only Commercial Mortgage-Backed Securities – 0.8%
Commercial Mortgage Pass Through Certificates, Series 2012-CR1, Class XA,
2.45%, 5/15/45(b)		2,257	311,529
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class XA,
2.23%, 6/15/45(b)		1,066	124,385
Morgan Stanley Capital I, Series 2012-C4, Class XA,
2.89%, 3/15/45(a)(b)		2,027	295,720
Morgan Stanley Reremic Trust, Series 2011-IO, Class A,
2.50%, 3/23/51(a)		299	301,485

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	7

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Wells Fargo Reremic Trust, Series 2012-IO, Class A,
1.75%, 8/20/21(a)	USD	320	$319,090

			1,352,209

Total Non-Agency Mortgage-Backed Securities – 12.4%			20,734,190

Preferred Securities
Capital Trusts
Capital Markets – 0.0%
Lehman Brothers Holdings Capital Trust VII,
5.86%(h)(i)(j)		185	–
State Street Capital Trust IV,
1.39%, 6/01/67(b)		30	22,223

			22,223

Commercial Banks – 0.1%
Fifth Third Capital Trust IV,
6.50%, 4/15/67(b)		245	245,613

Consumer Finance – 0.2%
Capital One Capital VI,
8.88%, 5/15/40		310	315,196

Insurance – 0.6%
American International Group, Inc.,
8.18%, 5/15/68(a)(b)		95	116,256
MetLife Capital Trust IV,
7.88%, 12/15/67(a)		305	359,900
Swiss Re Capital I LP,
6.85%(a)(b)(i)		270	274,725
XL Group Plc, Series E,
6.50%(b)(i)		179	164,680

			915,561

Total Capital Trusts – 0.9%			1,498,593

Preferred Stocks	Shares
Thrifts & Mortgage Finance – 0.0%
Fannie Mae, Series S,
8.25%(b)(h)		10,000	8,700
Freddie Mac, Series Z,
8.37%(b)(h)		10,000	8,500

Total Preferred Stocks – 0.0%			17,200

Trust Preferreds – 0.1%
Commercial Banks – 0.1%
Citigroup Capital XIII,
7.88%, 10/30/40(b)		6,971	191,855

Total Preferred Securities – 1.0%			1,707,648

Taxable Municipal Bonds	Par (000)
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution, Series EE:
5.38%, 6/15/43	USD	200	236,100
5.50%, 6/15/43		240	286,661

Total Taxable Municipal Bonds – 0.3%			522,761

US Government Sponsored Agency Securities
Agency Obligations – 2.1%
Fannie Mae,
1.83%, 10/09/19(g)		595	523,409
Federal Home Loan Bank of Chicago,
5.63%, 6/13/16		1,285	1,502,563
Tennessee Valley Authority,
5.25%, 9/15/39		1,060	1,405,159

			3,431,131

Collateralized Mortgage Obligations – 0.9%
Freddie Mac Mortgage-Backed Securities:
Series K013, Class A2, 3.97%, 1/25/21(b)		480	554,324
Series K017, Class A2, 2.87%, 12/25/21		870	929,770

			1,484,094

Commercial Mortgage-Backed Securities – 0.0%
Freddie Mac Mortgage-Backed Securities, Series K706, Class C,
4.16%, 11/25/44(a)(b)		75	71,857

Federal Deposit Insurance Corporation Guaranteed – 0.3%
General Electric Capital Corp.,
2.13%, 12/21/12		445	446,909

Interest Only Collateralized Mortgage Obligations – 0.3%
Fannie Mae Mortgage-Backed Securities:
Series 2011-123, Class CS, 6.39%, 10/25/41(b)		1,036	147,739
Series 2012-94, Class IK, 4.00%, 9/25/42		994	165,906

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities(b):
Series K019, Class XI, 1.89%, 3/25/22	USD	515	$63,244
Series K707, Class XI, 1.70%, 12/25/18		1,111	90,147
Series K710, Class XI, 1.92%, 5/25/19		850	83,037

			550,073

Mortgage-Backed Securities – 59.1%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/15/27(k)		2,100	2,206,969
3.00%, 12/15/42(k)		6,700	7,072,688
3.05%, 3/01/41(b)		137	143,896
3.15%, 3/01/41(b)		250	262,209
3.30%, 12/01/40(b)		327	346,728
3.33%, 6/01/41(b)		242	256,099
3.48%, 9/01/41(b)		266	281,338
3.50%, 1/01/27 - 10/15/42(k)		5,086	5,459,701
4.00%, 2/01/25 - 10/15/42(k)		10,191	10,982,204
4.50%, 2/01/25 - 11/15/42(k)		15,914	17,249,998
4.80%, 8/01/38(b)		510	548,282
5.00%, 9/01/33 - 11/15/42(k)		4,089	4,476,343
5.50%, 9/01/34 - 11/15/42(k)		8,018	8,825,404
6.00%, 2/01/17 - 11/15/42(k)		3,010	3,356,122
6.50%, 5/01/40		1,423	1,621,574
Freddie Mac Mortgage-Backed Securities:
3.02%, 2/01/41(b)		294	308,271
3.50%, 10/15/42(k)		5,000	5,360,938
4.00%, 11/15/27 - 10/15/42(k)		3,400	3,652,078
4.50%, 10/01/41 - 11/15/42(k)		12,000	12,904,375
4.92%, 4/01/38(b)		498	534,457
5.00%, 3/01/38		1,750	1,901,537
5.50%, 4/01/38 - 1/01/40		80	87,212
Ginnie Mae Mortgage-Backed Securities(k):
4.00%, 9/15/40 - 10/15/42		1,480	1,633,087
4.50%, 5/20/40 - 10/15/42		5,220	5,776,745
5.00%, 10/01/42		3,100	3,417,750

			98,666,005

Total US Government Sponsored Agency Securities – 62.7%			104,650,069

US Treasury Obligations
US Treasury Bonds:
3.13%, 2/15/42		234	249,024
3.00%, 5/15/42		40	41,475
2.75%, 8/15/42(e)		12,358	12,153,720
US Treasury Inflation Indexed Bonds:
2.13%, 2/15/41		751	1,102,733
0.75%, 2/15/42		416	451,681
US Treasury Notes:
0.13%, 9/30/13		665	664,558
0.50%, 8/15/14		680	683,267
0.25%, 8/31/14		285	285,056
0.25%, 9/30/14		280	280,066
0.25%, 9/15/15		6,175	6,164,385
0.63%, 8/31/17(e)		2,485	2,486,153
0.63%, 9/30/17		2,790	2,789,565
1.00%, 8/31/19(e)		1,215	1,211,963
1.63%, 8/15/22(e)		9,888	9,877,482

Total US Treasury Obligations – 23.0%			38,441,128

Total Long-Term Investments (Cost – $240,601,337) – 148.0%			247,262,860

Options Purchased	Contracts
Exchange-Traded Call Options – 0.0%
Euro-Dollar 3-Year Mid-Curve Options, Strike Price USD 98.88, Expires 11/16/12		74	48,100

	Notional Amount (000)
Over-the-Counter Interest Rate Call Swaptions – 0.0%
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, Expires 11/09/12, Broker Bank of America Corp.	USD	1,000	2,765
Receive a fixed rate of 1.55% and pay a floating rate based on 3-month LIBOR, Expires 12/14/12, Broker JPMorgan Chase & Co.		1,000	4,401
Receive a fixed rate of 2.68% and pay a floating rate based on 3-month LIBOR, Expires 3/11/13, Broker Citigroup, Inc.		400	20,461
Receive a fixed rate of 1.07% and pay a floating rate based on 3-month LIBOR, Expires 7/25/13, Broker Deutsche Bank AG		4,700	45,280

			72,907

Over-the-Counter Interest Rate Put Swaptions – 0.1%
Pay a fixed rate of 2.30% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Citigroup, Inc.		1,200	852
Pay a fixed rate of 2.68% and receive a floating rate based on 3-month LIBOR, Expires 3/11/13, Broker Citigroup, Inc.		400	18,665
Pay a fixed rate of 2.13% and receive a floating rate based on 3-month LIBOR, Expires 3/21/13, Broker Deutsche Bank AG		2,800	464

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	9

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Interest Rate Put Swaptions (concluded)
Pay a fixed rate of 1.07% and receive a floating rate based on 3-month LIBOR, Expires 7/25/13, Broker Deutsche Bank AG	USD	4,700	$40,235
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 03/20/17, Broker Deutsche Bank AG		1,000	24,531

			84,747

Total Options Purchased (Cost – $278,484) – 0.1%			205,754

Total Investments Before TBA Sale Commitments and Options Written (Cost – $240,879,821*) – 148.1%			247,468,614

TBA Sale Commitments(k)
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/15/27		2,100	(2,206,969)
3.00%, 10/15/42		3,100	(3,272,438)
3.50%, 10/15/27 - 10/15/42		3,785	(4,048,444)
4.00%, 10/15/27 - 10/15/42		6,100	(6,559,845)
4.50%, 10/15/42		9,100	(9,847,266)
5.00%, 10/15/42		1,200	(1,308,937)
5.50%, 10/15/42		3,400	(3,727,250)
6.00%, 10/15/42		100	(110,406)
Freddie Mac Mortgage-Backed Securities :
4.00%, 10/15/42		1,700	(1,827,234)
4.50%, 10/15/42		8,000	(8,603,750)
Ginnie Mae Mortgage-Backed Securities,
4.50%, 10/15/42		2,500	(2,758,203)

Total TBA Sale Commitments (Proceeds – $44,151,396) – (26.5)%			(44,270,742)

Options Written	Contracts
Exchange-Traded Call Options – (0.0)%
Euro-Dollar 3-Year Mid-Curve Options, Strike Price USD 99.13, Expires 11/16/12		111	(22,894)

Options Written	Notional Amount (000)
Over-the-Counter Interest Rate Call Swaptions – (0.0)%
Pay a fixed rate of 1.25% and receive a floating rate based on 3-month LIBOR, Expires 6/20/14, Broker Barclays Plc	USD	1,300	(14,587)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/10/14, Broker Bank of America Corp.		1,900	(11,110)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker Bank of America Corp.		2,300	(13,482)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/14/14, Broker Bank of America Corp.		1,900	(11,144)
Pay a fixed rate of 1.43% and receive a floating rate based on 3-month LIBOR, Expires 7/28/14, Broker Deutsche Bank AG		900	(14,141)
Pay a fixed rate of 3.65% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase & Co.		400	(39,016)

			(103,480)

Over-the-Counter Interest Rate Put Swaptions – (0.1)%
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, Expires 6/20/14, Broker Barclays Plc		1,300	(7,844)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 7/10/14, Broker Bank of America Corp.		1,900	(16,258)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker Bank of America Corp.		2,300	(19,743)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 7/14/14, Broker Bank of America Corp.		1,900	(16,384)
Receive a fixed rate of 1.43% and pay a floating rate based on 3-month LIBOR, Expires 7/28/14, Broker Deutsche Bank AG		900	(15,395)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 3/20/17, Broker Deutsche Bank AG		2,000	(21,681)

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Interest Rate Put Swaptions (concluded)
Receive a fixed rate of 3.65% and pay a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase & Co.	USD	400	$(16,613)

			(113,918)

Total Options Written (Premiums Received – $295,523) – (0.1)%			(240,292)

Total Investments, Net of TBA Sale Commitments and Options Written – 121.5%			202,957,580
Liabilities in Excess of Other Assets – (21.5)%			(35,924,402)

Net Assets – 100.0%			$167,033,178

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$240,903,847

Gross unrealized appreciation	$7,673,875
Gross unrealized depreciation	(1,109,108)

Net unrealized appreciation	$6,564,767

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America Corp.	$143,488	–
Deutsche Bank AG	$455,400	$10,036
JPMorgan Chase & Co.	$360,000	–
Morgan Stanley	$134,753	–
Wells Fargo & Co.	$617,929	–

(d)	All or a portion of security has been pledged as collateral in connection with swaps.

(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Non-income producing security.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(k)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$(2,336,422)	$(6,641)
Barclays Plc	$(119,797)	$5,531
Citigroup, Inc.	–	$(375)
Credit Suisse Group AG	$790,422	$(24,723)
Deutsche Bank AG	$6,986,688	$135,492
Goldman Sachs Group, Inc.	$(1,408,172)	$17,266
JPMorgan Chase & Co.	$4,029,947	$32,550
Morgan Stanley	$2,274,719	$4,441
Nomura Securities International	$(630,094)	$(9,629)
Royal Bank of Scotland Group Plc	$(989,344)	$5,426
UBS AG	–	$1,180
Wells Fargo & Co.	$538,672	$2,984

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD	Australian Dollar
	CAD	Canadian Dollar
	EUR	Euro
	FKA	Formerly Known As
	LIBOR	London Interbank Offered Rate
	RB	Revenue Bonds
	TBA	To Be Announced
	USD	US Dollar

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	11

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

•	Reverse repurchase agreements outstanding as of September 30, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank AG	(2.00)%	7/02/12	Open	$162,067	$161,257
Bank of America Corp.	0.11%	9/28/12	10/01/12	2,162,300	2,162,320
BNP Paribas Securities Corp.	0.27%	9/28/12	10/01/12	10,917,500	10,917,746
Credit Suisse Securities (USA) LLC	(0.18)%	9/28/12	10/01/12	11,809,751	11,809,574
Credit Suisse Securities (USA) LLC	0.09%	9/28/12	10/01/12	1,211,962	1,211,971

Total				$26,263,580	$26,262,868

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
16	10-Year Australian Treasury Bond	Australian Securites Exchange	December 2012	AUD	2,106,007	$58,481
176	2-Year US Treasury Note	Chicago Board of Trade	December 2012	USD	38,813,500	25,961
13	30-Year US Treasury Bond	Chicago Board of Trade	December 2012	USD	1,941,875	(4,897)
47	5-Year US Treasury Note	Chicago Board of Trade	December 2012	USD	5,857,742	521
21	90-Day Euro-Dollar	Chicago Mercantile	June 2015	USD	5,214,563	6,770
10	90-Day Euro-Dollar	Chicago Mercantile	December 2012	USD	2,492,000	4,525
2	90-Day Euro-Dollar	Chicago Mercantile	December 2014	USD	497,275	695
20	90-Day Euro-Dollar	Chicago Mercantile	March 2015	USD	4,970,000	13,559
30	90-Day Euro-Dollar	Chicago Mercantile	September 2015	USD	7,442,250	20,366
39	90-Day Euro-Dollar	Chicago Mercantile	December 2015	USD	9,662,737	28,959
9	90-Day Euro-Dollar	Chicago Mercantile	March 2016	USD	2,227,050	4,077
9	90-Day Euro-Dollar	Chicago Mercantile	June 2016	USD	2,223,788	4,568
2	Euro-OAT Future	Eurex	December 2012	EUR	344,265	1,392

Total						$164,977

•	Financial futures contracts sold as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
19	Euro-Bund	Eurex	December 2012	EUR	3,461,449	$(20,947)
53	3-Year Australian Treasury Bond	Australian Securities Exchange	December 2012	AUD	6,075,687	(51,939)
139	10-Year US Treasury Note	Chicago Board of Trade	December 2012	USD	18,554,328	(49,642)
88	Ultra Long US Treasury Bond	Chicago Board of Trade	December 2012	USD	14,539,250	149,786
1	90-Day Euro-Dollar	Chicago Mercantile	March 2013	USD	249,188	(290)

Total						$26,968

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

•	Foreign currency exchange contracts as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	647,000	USD	831,499	Royal Bank of Scotland Group Plc	10/01/12	$(71)
EUR	37,000	USD	47,571	Citigroup, Inc.	10/03/12	(25)
USD	7,815	CAD	8,000	BNP Paribas SA	10/17/12	(314)
USD	31,406	CAD	32,000	Credit Suisse Group AG	10/17/12	(1,112)
USD	13,772	CAD	14,000	UBS AG	10/17/12	(455)
USD	831,625	EUR	647,000	Royal Bank of Scotland Group Plc	10/17/12	(346)
EUR	739,000	USD	952,772	Royal Bank of Scotland Group Plc	10/22/12	(2,453)
USD	2,792,828	EUR	2,278,000	Citigroup, Inc.	10/22/12	(136,571)
USD	897,839	EUR	718,000	Citigroup, Inc.	10/22/12	(25,475)
USD	45,383	EUR	36,000	Citigroup, Inc.	10/22/12	(912)
USD	47,580	EUR	37,000	Citigroup, Inc.	10/22/12	–
USD	100,220	EUR	77,000	Citigroup, Inc.	10/22/12	1,202
USD	588,724	EUR	456,000	Citigroup, Inc.	10/22/12	2,330
USD	837,836	EUR	647,000	Deutsche Bank AG	10/22/12	5,825
USD	595,522	EUR	477,000	Royal Bank of Scotland Group Plc	10/22/12	(17,877)
USD	231,982	EUR	187,000	Royal Bank of Scotland Group Plc	10/22/12	(8,492)

Total						$(184,746)

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Eastman Chemical Co.	0.68%	Morgan Stanley	9/20/13	USD	1,170	$(6,098)
Radian Group, Inc.	5.00%	Citigroup, Inc.	6/20/15	USD	750	85,966

Total						$79,868

•	Credit default swaps on single-name issues - sold protection outstanding as of September 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	170	$6,774
MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	220	8,483
MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	130	4,093
MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD	158	4,846
MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD	120	4,313
MetLife, Inc.	1.00%	Bank of America Corp	3/20/17	A-	USD	280	5,489
MetLife, Inc.	1.00%	Citigroup, Inc.	3/20/17	A-	USD	110	2,156
MetLife, Inc.	1.00%	UBS AG	3/20/17	A-	USD	80	1,568

Total							$37,722

[1]	Using Standard & Poor’s (“S&P’s”) rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	13

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

•	Credit default swaps on traded indexes - sold protection outstanding as of September 30, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[4]		Unrealized Appreciation
Markit CMBX North America AM Index Series 2	0.50%	Deutsche Bank AG	3/15/49	A-	USD	275	$13,325
Markit CMBX North America AAA Index Series 3	0.08%	Morgan Stanley	12/13/49	A+	USD	245	13,174
Markit CMBX North America AAA Index Series 4	0.35%	Morgan Stanley	2/17/51	A-	USD	245	13,274

Total							$39,773

[3]	Using S&P’s rating of the underlying securities.

[4]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Interest rate swaps outstanding as of September 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.56%[5]	3-month LIBOR	Deutsche Bank AG	7/02/14	USD	13,000	$(43,369)
1.74%[6]	3-month LIBOR	Deutsche Bank AG	3/30/18	USD	300	11,946
1.20%[6]	3-month LIBOR	Deutsche Bank AG	8/30/18	USD	600	3,363
2.57%[6]	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	300	27,402
3.30%[5]	3-month LIBOR	Morgan Stanley	5/06/21	USD	700	(104,416)
3.27%[5]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	470	(68,885)
1.97%[5]	3-month LIBOR	Citigroup, Inc.	8/20/22	USD	600	(15,404)
1.76%[6]	3-month LIBOR	Citigroup, Inc.	9/24/22	USD	300	1,543
1.73%[5]	3-month LIBOR	Bank of America Corp.	9/27/22	USD	200	(468)
2.52%[5]	3-month LIBOR	Deutsche Bank AG	9/04/42	USD	500	8,887

Total						$(179,401)

[5]	Fund pays the fixed rate and receives the floating rate.

[6]	Fund pays the floating rate and receives the fixed rate.

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

•	Total return swaps outstanding as of September 30, 2012 were as follows:

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Change in Return of the Consumer Price Index for All Urban Consumers	2.18%[7]	Bank of America Corp.	10/06/21	USD	865	$(29,730)
Gross Return on the Markit IOS 4.50%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	4.50%[8]	Barclays Plc	1/12/40	USD	565	(1,417)
Gross Return on the Markit IOS 4.50%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	4.50%[8]	Barclays Plc	1/12/40	USD	308	1
Gross Return on the Markit IOS 4.50%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	4.50%[7]	Goldman Sachs Group, Inc.	1/12/40	USD	565	(4,922)
Gross Return on the Markit IOS 4.50%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	4.50%[7]	JPMorgan Chase & Co.	1/12/40	USD	668	(3,039)
Gross Return on the Markit IOS 4.50%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	4.50%[7]	Barclays Plc	1/12/41	USD	534	170
Gross Return on the Markit IOS 4.50%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	4.50%[7]	Barclays Plc	1/12/41	USD	334	(2)

Total						$(38,939)

[7]	Fund pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.

[8]	Fund pays the fixed rate and receives the total return of the reference entity.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	15

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed Securities	–	$17,716,415	$1,212,886	$18,929,301
Corporate Bonds	–	51,650,465	908,000	52,558,465
Floating Rate Loan Interests	–	–	300,000	300,000
Foreign Agency Obligations	–	9,419,298	–	9,419,298
Non-Agency Mortgage-Backed Securities	–	18,441,401	2,292,789	20,734,190
Preferred Securities	$209,055	1,498,593	–	1,707,648
Taxable Municipal Bonds	–	522,761	–	522,761
US Government Sponsored Agency Securities	–	104,650,069	–	104,650,069
US Treasury Obligations	–	38,441,128	–	38,441,128
Liabilities:
Investments:
TBA Sale Commitments	–	(44,270,742)	–	(44,270,742)

Total	$209,055	$198,069,388	$4,713,675	$202,992,118

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$163,461	–	$163,461
Interest rate contracts	$319,660	210,966	–	530,626
Foreign currency exchange contracts	48,100	9,357	–	57,457
Liabilities:
Credit contracts	–	(6,098)	–	(6,098)
Interest rate contracts	(127,715)	(459,320)	–	(587,035)
Foreign currency exchange contracts	(22,894)	(194,103)	–	(216,997)
Other contracts	–	(29,730)	–	(29,730)

Total	$217,151	$(305,467)	–	$(88,316)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

Certain of the Fund’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$943,313	–	–	$943,313
Cash pledged as collateral for financial futures contracts	550,000	–	–	550,000
Cash pledged as collateral for swaps	400,000	–	–	400,000
Foreign currency at value	834,619	–	–	834,619
Liabilities:
Reverse repurchase agreements	–	$(26,263,580)	–	(26,263,680)

Total	$2,727,932	$(26,263,580)	–	$(23,535,748)

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2012.

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (concluded)	BlackRock Total Return V.I. Fund

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2011	$2,010,317	–	–	$397,891	$2,408,208
Transfers into Level 3[1]	–	–	–	413,999	413,999
Transfers out of Level 3[1]	(1,623,691)	–	–	(397,891)	(2,021,582)
Accrued discounts/ premiums	–	$(53)	–	2,577	2,524
Net realized gain (loss)	6,996	–	–	4,190	11,186
Net change in unrealized appreciation/ depreciation[2]	2,838	(219)	–	14,867	17,486
Purchases	1,212,885	908,272	$300,000	1,927,741	4,348,898
Sales	(396,459)	–	–	(70,585)	(467,044)

Closing Balance, as of September 30, 2012	$1,212,886	$908,000	$300,000	$2,292,789	$4,713,675

[1]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of December 31, 2011, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2012, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $2,021,582 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2012 was $14,649.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
Liabilities:
Opening Balance, as of December 31, 2011	$(28,637)
Transfers into Level 3[3]	–
Transfers out of Level 3[3]	–
Accrued discounts/premiums	–
Net realized gain (loss)	–
Net change in unrealized appreciation/depreciation[4]	28,637
Purchases	–
Issues[5]	–
Sales	–
Settlements[6]	–

Closing Balance, as of September 30, 2012	–

[3]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[4]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of September 30, 2012 was $0.

[5]	Issues represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	17

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock U.S. Government Bond V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Banks – 1.8%
Bank Nederlandse Gemeenten,
1.75%, 10/06/15(a)	$1,690	$1,733,433
Bank of Scotland Plc,
5.25%, 2/21/17(a)	200	227,076
Caisse Centrale Desjardins du Quebec,
2.55%, 3/24/16(a)	500	531,650

		2,492,159

Electric Utilities – 1.3%
Hydro-Quebec:
8.40%, 1/15/22	375	540,756
8.05%, 7/07/24	805	1,192,472

		1,733,228

Thrifts & Mortgage Finance – 0.7%
Cie de Financement Foncier SA,
2.50%, 9/16/15(a)	700	723,856
Northern Rock Asset Management Plc,
5.63%, 6/22/17(a)	200	224,740

		948,596

Total Corporate Bonds – 3.8%		5,173,983

Foreign Agency Obligations
Kreditanstalt fuer Wiederaufbau,
1.38%, 7/15/13	375	377,962
Landwirtschaftliche Rentenbank,
4.13%, 7/15/13	95	97,831

Total Foreign Agency Obligations – 0.4%		475,793

US Government Sponsored Agency Securities
Agency Obligations – 3.3%
Fannie Mae:
1.63%, 10/26/15	3,880	4,021,841
1.83%, 10/09/19(b)	520	457,433

		4,479,274

Collateralized Mortgage Obligations – 10.8%
Freddie Mac Mortgage-Backed Securities, Series K013, Class A2,
3.97%, 1/25/21(c)	2,920	3,372,139
Ginnie Mae Mortgage-Backed Securities, Class Z(c):
Series 2004-43, 4.50%, 6/16/44	4,713	5,156,436
Series 2004-45, 5.71%, 6/16/45	5,209	6,045,447

		14,574,022

US Government Sponsored Agency Securities
Federal Deposit Insurance Corporation Guaranteed – 0.3%
General Electric Capital Corp.,
2.13%, 12/21/12	365	366,566

Interest Only Collateralized Mortgage Obligations – 0.5%
Ginnie Mae Mortgage-Backed Securities(c):
Series 2002-83, Class IO, 0.27%, 10/16/42	20,234	54,208
Series 2003-109, Class IO, 0.24%, 11/16/43	12,860	27,005
Series 2003-17, Class IO, 0.51%, 3/16/43	29,314	262,476
Series 2004-77, Class IO, 0.44%, 9/16/44	24,071	259,096
Series 2004-9, Class IO, 0.43%, 3/16/34	9,303	107,335

		710,120

Mortgage-Backed Securities – 94.5%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/15/27(d)	4,200	4,412,188
3.00%, 10/01/26 - 10/15/42(d)	3,300	3,491,641
3.05%, 3/01/41(c)	206	215,844
3.14%, 3/01/41(c)	310	324,483
3.30%, 12/01/40(c)	344	364,601
3.34%, 6/01/41(c)	242	256,099
3.48%, 9/01/41(c)	266	281,338
3.50%, 1/01/27 - 05/01/2042(d)	14,687	15,757,994
4.00%, 2/01/25 - 10/15/42(d)(e)	9,974	10,755,362
4.50%, 2/01/25 - 08/01/2041	11,235	12,196,438
5.00%, 10/01/26 - 11/01/2041(d)	9,647	10,517,477
5.50%, 11/01/21 - 11/01/2041(d)	13,870	15,209,163
6.00%, 4/01/35 - 11/15/2042(d)	3,998	4,450,430
6.50%, 5/01/40	3,558	4,054,356
Freddie Mac Mortgage-Backed Securities:
3.02%, 2/01/41(c)	367	385,339
3.50%, 10/01/41(d)	4,000	4,288,750
4.00%, 11/15/27 - 10/01/41(d)	12,100	12,998,297
4.50%, 10/01/41 - 11/01/2041(d)	7,200	7,742,625
5.00%, 3/01/38	4,812	5,228,986
5.50%, 4/01/38 - 01/01/2040(c)	1,283	1,399,259
8.00%, 12/01/29 - 07/01/2030	113	139,220
Ginnie Mae Mortgage-Backed Securities:
4.00%, 9/15/40 - 07/15/2042(d)	4,086	4,506,362
4.50%, 1/20/40 - 02/15/2042(d)	5,079	5,619,336
5.50%, 1/15/34	2,374	2,660,221

		127,255,809

Total US Government Sponsored Agency Securities – 109.4%		147,385,791

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bonds,
2.75%, 8/15/42	$14,195	$13,959,902
US Treasury Inflation Indexed Bonds,
2.13%, 2/15/41	256	376,543
US Treasury Notes:
0.13%, 9/30/13	6,195	6,190,887
0.50%, 8/15/14	795	798,820
0.25%, 8/31/14	340	340,066
0.25%, 9/30/14(e)	325	325,076
0.25%, 9/15/15	5,120	5,111,199
0.63%, 8/31/17	12,940	12,948,087
0.63%, 9/30/17(e)	2,245	2,244,650
1.00%, 8/31/19	1,255	1,251,863
1.63%, 8/15/22(f)	20,730	20,707,321

Total US Treasury Obligations – 47.7%		64,254,414

Total Long-Term Investments (Cost – $212,929,708) – 161.3%		217,289,981

Short-Term Securities	Shares
Money Market Funds – 1.1%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.15%(g)(h)	1,494,178	1,494,178

Total Short-Term Securities (Cost – $1,494,178) – 1.1%		1,494,178

Options Purchased	Notional Amount (000)
Over-the-Counter Interest Rate Call Swaptions – 0.0%
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, Expires 11/09/12, Broker Bank of America Corp.	$900	2,489
Receive a fixed rate of 1.55% and pay a floating rate based on 3-month LIBOR, Expires 12/14/12, Broker JPMorgan Chase & Co.	800	3,521
Receive a fixed rate of 2.68% and pay a floating rate based on 3-month LIBOR, Expires 3/11/13, Broker Citigroup, Inc.	400	20,461
Receive a fixed rate of 1.07% and pay a floating rate based on 3-month LIBOR, Expires 7/25/13, Broker Deutsche Bank AG	3,800	36,609

		63,080

Over-the-Counter Interest Rate Put Swaptions – 0.1%
Pay a fixed rate of 2.68% and receive a floating rate based on 3-month LIBOR, Expires 3/11/13, Broker Citigroup, Inc.	400	18,665
Pay a fixed rate of 2.13% and receive a floating rate based on 3-month LIBOR, Expires 3/21/13, Broker Deutsche Bank AG	2,300	381
Pay a fixed rate of 2.13% and receive a floating rate based on 3-month LIBOR, Expires 03/21/13, Broker Deutsche Bank AG	6,500	1,077
Pay a fixed rate of 1.07% and receive a floating rate based on 3-month LIBOR, Expires 7/25/13, Broker Deutsche Bank AG	3,800	32,530
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 03/20/17, Broker Deutsche Bank AG	800	19,625

		72,278

Total Options Purchased (Cost – $290,190) – 0.1%		135,358

Total Investments Before TBA Sale Commitments and Options Written (Cost – $214,714,076*) – 162.5%		218,919,517

TBA Sale Commitments(d)	Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/15/42	3,600	(3,782,937)
3.00%, 11/01/26	2,200	(2,330,453)
3.50%, 10/01/41	12,700	(13,610,625)

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund
(Percentages shown are based on Net Assets)

TBA Sale Commitments	Par (000)	Value
Fannie Mae Mortgage-Backed Securities (concluded):
4.00%, 10/01/41	$7,700	$(8,293,954)
4.50%, 10/01/41	10,800	(11,689,313)
5.00%, 10/01/41	3,800	(4,132,594)
5.50%, 10/01/41	7,800	(8,550,750)
6.00%, 10/01/41	400	(441,625)
Freddie Mac Mortgage-Backed Securities:
4.00%, 10/01/41	6,900	(7,416,422)
4.50%, 10/01/41	4,800	(5,162,250)
Ginnie Mae Mortgage-Backed Securities:
4.00%, 10/01/41	800	(882,000)
4.50%, 10/01/41	2,300	(2,537,547)
5.50%, 10/15/42	2,300	(2,558,660)

Total TBA Sale Commitments (Proceeds – $71,202,516) – (53.0)%		(71,389,130)

Options Written	Notional Amount (000)
Over-the-Counter Interest Rate Call Swaptions – (0.2)%
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase & Co.	2,000	(241,897)
Pay a fixed rate of 1.25% and receive a floating rate based on 3-month LIBOR, Expires 6/20/14, Broker Barclays Plc	1,100	(12,343)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/10/14, Broker Bank of America Corp.	1,600	(9,356)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker Bank of America Corp.	1,900	(11,137)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/14/14, Broker Bank of America Corp.	1,600	(9,384)
Pay a fixed rate of 1.43% and receive a floating rate based on 3-month LIBOR, Expires 7/28/14, Broker Deutsche Bank AG	700	(10,999)
Pay a fixed rate of 3.65% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase & Co.	400	(39,016)

		(334,132)

Over-the-Counter Interest Rate Put Swaptions – (0.1)%
Receive a fixed rate of 3.88% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase & Co.	2,000	(2,437)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, Expires 6/20/14, Broker Barclays Plc	1,100	(6,637)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 7/10/14, Broker Bank of America Corp.	1,600	(13,691)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker Bank of America Corp.	1,900	(16,309)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 7/14/14, Broker Bank of America Corp.	1,600	(13,797)
Receive a fixed rate of 1.43% and pay a floating rate based on 3-month LIBOR, Expires 7/28/14, Broker Deutsche Bank AG	700	(11,974)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 3/20/17, Broker Deutsche Bank AG	1,600	(17,345)
Receive a fixed rate of 3.65% and pay a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase & Co.	400	(16,613)

		(98,803)

Total Options Written (Premiums Received – $380,450) – (0.3)%		(432,935)

Total Investments, Net of TBA Sale Commitments and Outstanding Options Written – 109.2%		147,097,452
Liabilities in Excess of Other Assets – (9.2)%		(12,353,507)

Net Assets – 100.0%		$134,743,945

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$214,717,940

Gross unrealized appreciation	$4,959,069
Gross unrealized depreciation	(757,492)

Net unrealized appreciation	$4,201,577

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$(2,767,844)	$(5,086)
Barclays Plc	$(21,484)	$3,535
BNP Paribas SA	$630,563	$6,777
Citigroup, Inc	$(757,641)	$(1,984)
Credit Suisse Group AG	$1,115,969	$(18,402)
Deutsche Bank AG	$(3,084,496)	$48,207
Goldman Sachs Group, Inc	$2,987,594	$31,477
JP Morgan Chase & Co.	$2,003,836	$27,640
Morgan Stanley	$2,635,422	$(1,770)
Nomura Trust & Banking Co., Ltd.	$(1,365,781)	$(14,910)
Royal Bank of Scotland Group Plc	$(451,781)	$6,977
UBS AG	$1,164,453	$8,941
Wells Fargo & Co.	–	$563

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup, Inc	$646,047	$1,047
Bank of America Corp.	$415,232	$1,632
Barclays Plc	$171,971	$103
Deutsche Bank AG	$483,974	$2,188

(f)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at September 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,840,611	(346,433)	1,494,178	$10,018

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	LIBOR	London Interbank Offered Rate
	TBA	To Be Announced

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

•	Reverse repurchase agreements outstanding as of September 30, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Group AG	0.18%	9/28/12	10/01/12	$10,025,000	$10,025,150

•	Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
6	2-Year US Treasury Note	Chicago Board of Trade	December 2012	$1,323,188	$(103)
29	90-Day Euro-Dollar	Chicago Mercantile	December 2012	$7,226,800	18,651
16	90-Day Euro-Dollar	Chicago Mercantile	March 2013	$3,987,000	11,000
24	90-Day Euro-Dollar	Chicago Mercantile	June 2013	$5,979,600	17,732
27	90-Day Euro-Dollar	Chicago Mercantile	September 2013	$6,726,375	20,838
25	90-Day Euro-Dollar	Chicago Mercantile	December 2013	$6,226,562	20,181
2	90-Day Euro-Dollar	Chicago Mercantile	March 2014	$498,025	1,394

Total					$89,693

•	Financial futures contracts sold as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
65	5-Year US Treasury Note	Chicago Board of Trade	December 2012	$8,101,133	$(3,368)
108	10-Year US Treasury Note	Chicago Board of Trade	December 2012	$14,416,312	(55,217)
57	30-Year US Treasury Bond	Chicago Board of Trade	December 2012	$8,514,375	21,168
37	Ultra Long US Treasury Bond	Chicago Board of Trade	December 2012	$6,113,094	66,328

Total					$28,911

•	Interest rate swaps outstanding as of September 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.33%[1]	3-month LIBOR	Deutsche Bank AG	7/12/13	$1,900	$14,501
2.36%[1]	3-month LIBOR	Citigroup, Inc.	12/20/15	$2,200	132,498
1.39%[2]	3-month LIBOR	Deutsche Bank AG	3/19/17	$2,100	(67,439)
1.39%[2]	3-month LIBOR	Deutsche Bank AG	3/19/17	$4,800	(154,146)
1.36%[1]	3-month LIBOR	Deutsche Bank AG	3/26/17	$1,300	40,169
1.74%[1]	3-month LIBOR	Deutsche Bank AG	3/30/18	$400	15,928
1.20%[1]	3-month LIBOR	Deutsche Bank AG	8/30/18	$500	2,802
2.74%[2]	3-month LIBOR	Citigroup, Inc.	9/21/20	$400	(41,989)
2.50%[1]	3-month LIBOR	Deutsche Bank AG	9/30/20	$500	37,701
2.57%[1]	3-month LIBOR	Deutsche Bank AG	10/19/20	$500	45,927
3.18%[2]	3-month LIBOR	Deutsche Bank AG	12/07/20	$10,000	(1,389,132)
3.27%[2]	3-month LIBOR	Deutsche Bank AG	5/16/21	$2,920	(427,966)
1.97%[2]	3-month LIBOR	Citigroup, Inc.	8/20/22	$200	(5,135)
1.73%[2]	3-month LIBOR	Bank of America Corp.	9/27/22	$200	(468)
2.85%[2]	3-month LIBOR	Bank of America Corp.	2/09/42	$200	(10,657)
2.52%[2]	3-month LIBOR	Deutsche Bank AG	9/04/42	$400	7,110

Total					$(1,800,296)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	5

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

•	Total return swaps outstanding as of September 30, 2012 were as follows:

Reference Entity	Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Change in Return of the Consumer Price Index for All Urban Consumers	2.18%[1]	Bank of America Corp.	10/06/21	$735	$(25,262)

[1]	Fund pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$217,289,981	–	$217,289,981
Short-Term Securities	$1,494,178	–	–	1,494,178
Liabilities:
TBA Sale Commitments	–	(71,389,130)	–	(71,389,130)

Total	$1,494,178	$145,900,851	–	$147,395,029

[1]	See above Schedule of Investments for values in each security type.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$177,292	$431,994	–	$609,286
Liabilities
Interest rate contracts	(58,688)	(2,529,867)	–	(2,588,555)
Other contracts	–	(25,262)	–	(25,262)

Total	$118,604	$(2,123,135)	–	$(2,004,531)

[2]

Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instruments and options are shown at value.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (concluded)	BlackRock U.S. Government Bond V.I. Fund

Certain of the Fund’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$582,000	–	–	$582,000
Cash pledged as collateral for swaps	2,005,000	–	–	2,005,000
Liabilities:
Bank overdraft	–	$(11,598)	–	(11,598)
Reverse repurchase agreements	–	(10,025,000)	–	(10,025,000)

Total	$2,587,000	$(10,036,598)	–	$(7,449,598)

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	7

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 4.6%
Curtiss-Wright Corp.	36,600	$1,196,820
Esterline Technologies Corp.(a)	34,000	1,908,760
The KEYW Holding Corp.(a)	104,700	1,308,750
Moog, Inc., Class A(a)(b)	50,800	1,923,796
Orbital Sciences Corp.(a)	137,500	2,002,000
Spirit AeroSystems Holdings, Inc., Class A(a)	117,600	2,611,896

		10,952,022

Automobiles – 0.6%
Thor Industries, Inc.	39,075	1,419,204

Beverages – 0.6%
Cott Corp.(a)	188,700	1,490,730

Biotechnology – 0.7%
Geron Corp.(a)	218,200	370,940
MannKind Corp.(a)(b)	259,861	748,400
XOMA Corp.(a)	142,900	527,301

		1,646,641

Capital Markets – 0.3%
Investment Technology Group, Inc.(a)	85,800	746,460

Chemicals – 2.5%
Ferro Corp.(a)(b)	68,400	234,612
Georgia Gulf Corp.	16,200	586,764
Huntsman Corp.	87,400	1,304,882
OM Group, Inc.(a)	36,000	667,440
Rockwood Holdings, Inc.	58,500	2,726,100
Spartech Corp.(a)	86,700	463,845

		5,983,643

Commercial Banks – 11.7%
Banner Corp.	47,428	1,285,299
BBCN Bancorp, Inc.(a)	188,700	2,379,507
Boston Private Financial Holdings, Inc.	160,853	1,542,580
F.N.B Corp.	71,100	797,031
First Commonwealth Financial Corp.	215,400	1,518,570
First Financial Bankshares, Inc.	30,000	1,080,900
Glacier Bancorp, Inc.	116,600	1,816,628
Independent Bank Corp.	53,600	1,612,824
National Penn Bancshares, Inc.	279,700	2,548,067
Old National Bancorp	184,500	2,511,045
PacWest Bancorp	32,300	754,851
Pinnacle Financial Partners, Inc.(a)(b)	102,600	1,982,232
PrivateBancorp, Inc.	84,800	1,355,952
Susquehanna Bancshares, Inc.	240,800	2,518,768
UMB Financial Corp.	7,200	350,496
Umpqua Holdings Corp.	157,900	2,035,331
Wintrust Financial Corp.	37,700	1,416,389

		27,506,470

Commercial Services & Supplies – 1.1%
ACCO Brands Corp.(a)	195,000	1,265,550
EnerNOC, Inc.(a)	105,900	1,374,582

		2,640,132

Communications Equipment – 2.0%
Arris Group, Inc.(a)	168,200	2,151,278
Harmonic, Inc.(a)	221,200	1,004,248
Polycom, Inc.(a)(b)	148,700	1,467,669

		4,623,195

Computers & Peripherals – 0.9%
NCR Corp.(a)	68,436	1,595,243
QLogic Corp.(a)(b)	56,800	648,656

		2,243,899

Construction & Engineering – 0.8%
KBR, Inc.	60,400	1,801,128

Containers & Packaging – 0.9%
Packaging Corp. of America	19,600	711,480
Rock-Tenn Co., Class A	20,300	1,465,254

		2,176,734

Electric Utilities – 1.7%
Allete, Inc.	50,900	2,124,566
El Paso Electric Co.	18,577	636,262
Hawaiian Electric Industries, Inc.	48,100	1,265,511

		4,026,339

Electronic Equipment, Instruments & Components – 3.3%
Anixter International, Inc.	32,900	1,890,434
Ingram Micro, Inc., Class A(a)	107,900	1,643,317
Plexus Corp.(a)	37,100	1,123,759
Rofin-Sinar Technologies, Inc.(a)	73,900	1,458,047
ScanSource, Inc.(a)	53,900	1,725,878

		7,841,435

Energy Equipment & Services – 1.6%
McDermott International, Inc.(a)	61,100	746,642
Oil States International, Inc.(a)	15,300	1,215,738
Pioneer Energy Services Corp.(a)	127,143	990,444
Tetra Technologies, Inc.(a)	150,900	912,945

		3,865,769

Gas Utilities – 0.8%
Southwest Gas Corp.	43,900	1,940,380

Health Care Equipment & Supplies – 5.5%
CONMED Corp.	43,116	1,228,806
Hansen Medical, Inc.(a)(b)	424,600	827,970
Invacare Corp.	150,836	2,132,821
NuVasive, Inc.(a)	138,210	3,166,391
OraSure Technologies, Inc.(a)	217,985	2,423,993

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
Wright Medical Group, Inc.(a)(b)	147,492	$3,261,048

		13,041,029

Health Care Providers & Services – 6.7%
Brookdale Senior Living, Inc.(a)	86,948	2,018,933
Gentiva Health Services, Inc.(a)(b)	187,202	2,119,127
Healthways, Inc.(a)	187,490	2,195,508
Kindred Healthcare, Inc.(a)(b)	189,756	2,159,423
LCA-Vision, Inc.(a)	216,797	875,860
Owens & Minor, Inc.	85,742	2,561,971
Tenet Healthcare Corp.(a)(b)	595,550	3,734,098

		15,664,920

Hotels, Restaurants & Leisure – 2.1%
Papa John’s International, Inc.(a)	37,900	2,024,239
Ruby Tuesday, Inc.(a)(b)	161,400	1,170,150
Ryman Hospitality Properties(a)	43,300	1,711,649

		4,906,038

Household Durables – 2.1%
KB Home(b)	114,300	1,640,205
MDC Holdings, Inc.	21,300	820,263
Skullcandy, Inc.(a)(b)	69,700	958,375
SodaStream International Ltd.(a)	36,700	1,437,539

		4,856,382

Insurance – 1.2%
National Financial Partners Corp.(a)	24,700	417,430
Selective Insurance Group, Inc.	121,000	2,297,790

		2,715,220

Internet & Catalog Retail – 0.1%
CafePress, Inc.(a)	15,850	144,394

IT Services – 0.8%
Acxiom Corp.(a)	100,480	1,835,770

Leisure Equipment & Products – 0.1%
Leapfrog Enterprises, Inc.(a)(b)	31,800	286,836

Life Sciences Tools & Services – 1.3%
Affymetrix, Inc.(a)(b)	654,727	2,834,968
Pacific Biosciences of California, Inc.(a)	143,300	262,239

		3,097,207

Machinery – 8.3%
AGCO Corp.(a)	48,200	2,288,536
Altra Holdings, Inc.	135,100	2,458,820
Briggs & Stratton Corp.	111,700	2,085,439
CIRCOR International, Inc.	47,100	1,778,025
EnPro Industries, Inc.(a)(b)	64,900	2,337,049
IDEX Corp.	63,500	2,652,395
Kennametal, Inc.	41,400	1,535,112
RBC Bearings, Inc.(a)(b)	51,000	2,453,100
Robbins & Myers, Inc.	5,900	351,640
Terex Corp.(a)(b)	58,900	1,329,962
Wabash National Corp.(a)	23,198	165,402

		19,435,480

Metals & Mining – 1.2%
Carpenter Technology Corp.	52,000	2,720,640

Multi-Utilities – 1.1%
NorthWestern Corp.	70,000	2,536,100

Multiline Retail – 1.1%
Big Lots, Inc.(a)(b)	34,000	1,005,720
Fred’s, Inc., CLass A	104,700	1,489,881

		2,495,601

Oil, Gas & Consumable Fuels – 6.7%
Africa Oil Corp.(a)	280,300	2,762,798
Bill Barrett Corp.(a)(b)	43,100	1,067,587
Cabot Oil & Gas Corp.	28,500	1,279,650
Carrizo Oil & Gas, Inc.(a)(b)	78,100	1,953,281
Gastar Exploration Ltd.(a)(b)	386,400	641,424
Goodrich Petroleum Corp.(a)(b)	70,000	884,800
Oasis Petroleum, Inc.(a)	86,456	2,547,859
SM Energy Co.	59,700	3,230,367
Whiting Petroleum Corp.(a)	32,100	1,520,898

		15,888,664

Paper & Forest Products – 0.9%
Schweitzer-Mauduit International, Inc.	45,876	1,513,449
Wausau Paper Corp.	69,700	645,422

		2,158,871

Professional Services – 1.0%
Kelly Services, Inc., Class A	83,400	1,050,840
Kforce, Inc.(a)	102,700	1,210,833

		2,261,673

Real Estate Investment Trusts (REITs) – 7.8%
Acadia Realty Trust(b)	107,013	2,656,063
BioMed Realty Trust, Inc.(b)	94,400	1,767,168
CommonWealth REIT	72,750	1,059,240
Corporate Office Properties Trust(b)	52,200	1,251,234
Cousins Properties, Inc.	264,474	2,099,923
DuPont Fabros Technology, Inc.(b)	148,600	3,752,150
Kilroy Realty Corp.(b)	13,232	592,529
Lexington Realty Trust(b)	176,794	1,707,830
Omega Healthcare Investors, Inc.(b)	54,383	1,236,126
Rouse Properties, Inc.	150,290	2,156,661

		18,278,924

Road & Rail – 1.1%
Marten Transport Ltd.	75,300	1,323,021
Vitran Corp., Inc.(a)	213,100	1,267,945

		2,590,966

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment – 2.1%
DSP Group, Inc.(a)	217,900	$1,294,326
Fairchild Semiconductor International, Inc.(a)	82,800	1,086,336
PMC-Sierra, Inc.(a)	268,000	1,511,520
Teradyne, Inc.(a)(b)	78,400	1,114,848

		5,007,030

Software – 3.3%
Bottomline Technologies, Inc.(a)(b)	79,403	1,960,460
Compuware Corp.(a)	151,800	1,504,338
Parametric Technology Corp.(a)(b)	57,700	1,257,860
Progress Software Corp.(a)	24,600	526,194
Take-Two Interactive Software, Inc.(a)(b)	253,400	2,642,962

		7,891,814

Specialty Retail – 6.0%
Ascena Retail Group, Inc.(a)	90,100	1,932,645
Chico’s FAS, Inc.	55,900	1,012,349
The Children’s Place Retail Stores, Inc.(a)(b)	32,000	1,920,000
Express, Inc.(a)	138,100	2,046,642
Genesco, Inc.(a)	28,300	1,888,459
Hot Topic, Inc.	81,000	704,700
The Men’s Wearhouse, Inc.	78,500	2,702,755
Penske Automotive Group, Inc.	52,300	1,573,707
Tilly’s, Inc. Class A(a)	14,100	258,453

		14,039,710

Textiles, Apparel & Luxury Goods – 2.8%
G-III Apparel Group Ltd.(a)(b)	52,500	1,884,750
The Jones Group, Inc.	136,500	1,756,755
Perry Ellis International, Inc.(a)(b)	38,022	838,385
The Warnaco Group, Inc.(a)	24,500	1,271,550
Wolverine World Wide, Inc.	16,500	732,105

		6,483,545

Thrifts & Mortgage Finance – 0.9%
Provident Financial Services, Inc.	127,300	2,010,067

Trading Companies & Distributors – 0.2%
Air Lease Corp.(a)	22,900	467,160

Total Common Stocks – 98.5%		231,718,222

Warrants(c)
Biotechnology – 0.0%
MannKind Corp. (Issued/Exercisable 2/06/12, 0.60 Share for 1 Warrant, Expires 2/08/16, Strike Price $2.40)	53,200	38,836
XOMA Corp. (Issued/Exercisable 3/09/12, 0.50 Share for 1 Warrant, Expires 3/09/17, Strike Price $1.76)	47,650	45,982

Total Warrants – 0.0%		84,818

Total Long-Term Investments (Cost – $207,365,251) – 98.5%		231,803,040

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.15%(d)(e)	1,926,819	1,926,819

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series,
0.29%(d)(e)(f)	$38,016	38,016,091

Total Short-Term Securities (Cost – $39,942,910) – 17.0%		39,942,910

Total Investments (Cost – $247,308,161*) – 115.5%		271,745,950
Liabilities in Excess of Other Assets – (15.5)%		(36,403,567)

Net Assets – 100.0%		$235,342,383

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$249,336,653

Gross unrealized appreciation	$41,138,101
Gross unrealized depreciation	(18,728,804)

Net unrealized appreciation	$22,409,297

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments (concluded)	BlackRock Value Opportunities V.I. Fund

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Net Activity	Shares/ Beneficial Interest Held at September 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,820,468	(1,893,649)	1,926,819	$6,072
BlackRock Liquidity Series LLC, Money Market Series	$37,553,185	$462,906	$38,016,091	$188,575

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks[1]	$231,718,222	–	–	$231,718,222
Warrants	–	$84,818	–	84,818
Short-Term Securities	1,926,819	38,016,091	–	39,942,910

Total	$233,645,041	$38,100,909	–	$271,745,950

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency	$180	–	–	$180
Liabilities:
Collateral on securities loaned at value	–	$(38,016,091)	–	(38,016,091)

Total	$180	$(38,016,091)	–	$(38,015,911)

There were no transfers between levels during the period ended September 30, 2012.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2012

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Variable Series Funds, Inc.

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Variable Series Funds, Inc.

Date: November 26, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Variable Series Funds, Inc.

Date: November 26, 2012